BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 4.8%
AIG CLO Ltd., Series 2019-2A, Class A,
(LIBOR USD 3 Month + 1.36%), 1.58%,
10/25/32
(a)(b)
.................... USD 1,000 $ 1,001,572
AIMCO CLO
(a)(b)
:
Series 2017-AA, Class A, (LIBOR USD 3
Month + 1.26%), 1.48%, 07/20/29 ... 500 501,255
Series 2017-AA, Class AR, (LIBOR USD 3
Month + 1.05%), 0.00%, 04/20/34 ... 500 500,000
Allegro CLO X Ltd., Series 2019-1A, Class A,
(LIBOR USD 3 Month + 1.42%), 1.64%,
04/20/32
(a)(b)
.................... 500 500,302
AMSR Trust
(b)
:
Series 2020-SFR1, Class E, 3.22%,
04/17/37 .................... 1,000 1,016,655
Series 2020-SFR1, Class F, 3.57%,
04/17/37 .................... 1,000 1,013,802
Anchorage Capital CLO Ltd., Series 2018-10A,
Class A1A, (LIBOR USD 3 Month + 1.20%),
1.44%, 10/15/31
(a)(b)
............... 500 500,698
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (LIBOR USD 3 Month + 1.30%),
1.48%, 05/24/30
(a)(b)
............... 500 500,511
Ares XXXVII CLO Ltd., Series 2015-4A, Class
A1R, (LIBOR USD 3 Month + 1.17%),
1.41%, 10/15/30
(a)(b)
............... 250 250,282
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (LIBOR USD 3 Month + 1.40%),
1.64%, 07/15/30
(a)(b)
............... 1,000 1,002,304
Assurant CLO Ltd.
(a)(b)
:
Series 2017-1A, Class A, (LIBOR USD 3
Month + 1.25%), 1.47%, 10/20/29 ... 900 900,367
Series 2017-1A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 10/20/29 ... 500 498,756
Bayview Financial Revolving Asset Trust,
Series 2005-A, Class A1, (LIBOR USD 1
Month + 1.00%), 1.11%, 02/28/40
(a)(b)
... 876 836,256
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (LIBOR USD 3
Month + 1.10%), 1.32%, 01/20/31
(a)(b)
... 500 500,562
CBAM Ltd., Series 2020-13A, Class A, (LIBOR
USD 3 Month + 1.43%), 1.58%, 01/20/34
(a)(b)
1,000 1,006,027
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A1A, (LIBOR USD 3 Month + 1.35%),
1.54%, 05/29/32
(a)(b)
............... 500 500,934
CIFC Funding Ltd.
(a)(b)
:
Series 2013-4A, Class A2RR, (LIBOR USD
3 Month + 1.30%), 1.51%, 04/27/31 .. 650 650,180
Series 2017-3A, Class A1, (LIBOR USD 3
Month + 1.22%), 1.44%, 07/20/30 ... 1,850 1,850,291
Dryden 49 Senior Loan Fund
(a)(b)
:
Series 2017-49A, Class A, (LIBOR USD 3
Month + 1.21%), 1.43%, 07/18/30 ... 1,680 1,680,241
Series 2017-49A, Class B, (LIBOR USD 3
Month + 1.70%), 1.92%, 07/18/30 ... 1,000 1,000,771
Elmwood CLO II Ltd., Series 2019-2A, Class
A, (LIBOR USD 3 Month + 1.45%), 1.67%,
04/20/31
(a)(b)
.................... 500 500,081
First Franklin Mortgage Loan Trust, Series
2005-FF10, Class A6M, (LIBOR USD 1
Month + 0.70%), 0.81%, 11/25/35
(a)
..... 898 867,673
Gilbert Park CLO Ltd., Series 2017-1A, Class
A, (LIBOR USD 3 Month + 1.19%), 1.43%,
10/15/30
(a)(b)
.................... 750 750,856
Greywolf CLO II Ltd., Series 2013-1A, Class
A2AR, (LIBOR USD 3 Month + 1.60%),
0.00%, 04/15/34
(a)(b)
............... 300 300,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Greywolf CLO VII Ltd., Series 2018-2A, Class
A1, (LIBOR USD 3 Month + 1.18%), 1.40%,
10/20/31
(a)(b)
.................... USD 500 $ 500,114
Highbridge Loan Management Ltd., Series
12A-18, Class A2, (LIBOR USD 3 Month +
1.50%), 1.72%, 07/18/31
(a)(b)
......... 500 498,403
Kayne CLO III Ltd., Series 2019-3A, Class A,
(LIBOR USD 3 Month + 1.48%), 1.72%,
04/15/32
(a)(b)
.................... 1,000 1,011,412
Madison Park Funding XXV Ltd., Series 2017-
25A, Class A1, (LIBOR USD 3 Month +
1.18%), 1.40%, 04/25/29
(a)(b)
......... 1,500 1,500,502
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class A, (LIBOR USD 3
Month + 1.17%), 1.39%, 10/18/30
(a)(b)
... 750 750,212
OCP CLO Ltd., Series 2017-13A, Class A2A,
(LIBOR USD 3 Month + 1.80%), 2.04%,
07/15/30
(a)(b)
.................... 500 501,186
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class BR, (LIBOR USD 3 Month +
1.60%), 1.84%, 07/15/30
(a)(b)
......... 500 500,438
Octagon Investment Partners 45 Ltd., Series
2019-1A, Class A, (LIBOR USD 3 Month +
1.33%), 1.57%, 10/15/32
(a)(b)
......... 500 500,991
OHA Loan Funding Ltd.
(a)(b)
:
Series 2013-1A, Class BR2, (LIBOR USD 3
Month + 1.60%), 1.82%, 07/23/31 ... 1,000 1,000,865
Series 2015-1A, Class A1R2, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/15/32 ... 500 501,983
OZLM XIX Ltd., Series 2017-19A, Class A1,
(LIBOR USD 3 Month + 1.22%), 1.46%,
11/22/30
(a)(b)
.................... 250 250,000
Palmer Square CLO Ltd.
(a)(b)
:
Series 2019-1A, Class A1, (LIBOR USD 3
Month + 1.34%), 1.53%, 11/14/32 ... 1,000 1,001,942
Series 2019-1A, Class A2, (LIBOR USD 3
Month + 1.85%), 2.04%, 11/14/32 ... 1,000 1,001,300
Park Avenue Institutional Advisers CLO Ltd.,
Series 2018-1A, Class A1A, (LIBOR USD 3
Month + 1.28%), 1.50%, 10/20/31
(a)(b)
... 750 752,186
Progress Residential Trust
(b)
:
Series 2020-SFR1, Class F, 3.43%,
04/17/37 .................... 1,000 1,008,366
Series 2020-SFR2, Class A, 2.08%,
06/17/37 .................... 1,000 1,021,489
Series 2020-SFR2, Class B, 2.58%,
06/17/37 .................... 1,000 1,018,741
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (LIBOR USD 3 Month + 1.25%),
1.47%, 10/17/30
(a)(b)
............... 500 500,077
Regatta XI Funding Ltd., Series 2018-1A, Class
B, (LIBOR USD 3 Month + 1.65%), 1.87%,
07/17/31
(a)(b)
.................... 650 650,609
Regatta XIV Funding Ltd., Series 2018-3A,
Class A, (LIBOR USD 3 Month + 1.19%),
1.41%, 10/25/31
(a)(b)
............... 1,000 1,000,822
Regatta XV Funding Ltd., Series 2018-4A,
Class A2, (LIBOR USD 3 Month + 1.85%),
2.07%, 10/25/31
(a)(b)
............... 700 698,939
TICP CLO VII Ltd., Series 2017-7A, Class ASR,
(LIBOR USD 3 Month + 1.27%), 1.51%,
04/15/33
(a)(b)
.................... 1,300 1,302,355

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (LIBOR USD 3 Month + 1.35%),
1.57%, 07/20/30
(a)(b)
............... USD 1,000 $ 1,002,012
Total Asset-Backed Securities — 4.8%
(Cost: $36,867,971) .............................. 37,105,320
Shares
Shares
Common Stocks — 7.6%
Banks — 0.3%
Citizens Financial Group, Inc. .......... 25,105 1,108,386
DBS Group Holdings Ltd. ............. 29,500 632,521
M&T Bank Corp. ................... 5,362 812,933
2,553,840
Beverages — 0.2%
Diageo plc ....................... 36,522 1,500,379
Biotechnology — 0.2%
AbbVie, Inc. ...................... 15,424 1,669,185
Building Products — 0.1%
AZEK Co., Inc. (The)
(c)
............... 54 2,271
Carrier Global Corp. ................. 10,568 446,181
448,452
Capital Markets — 0.2%
Intercontinental Exchange, Inc. ......... 15,622 1,744,665
Communications Equipment — 0.1%
Cisco Systems, Inc. ................. 10,100 522,271
Consumer Finance — 0.2%
Synchrony Financial ................. 29,203 1,187,394
Containers & Packaging — 0.1%
International Paper Co. ............... 8,091 437,480
Diversified Telecommunication Services — 0.2%
TELUS Corp. ..................... 85,100 1,694,957
Electrical Equipment — 0.1%
Schneider Electric SE ................ 5,350 814,993
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp. ............... 5,550 1,326,783
Health Care Equipment & Supplies — 0.3%
Ansell Ltd. ....................... 18,219 544,656
Koninklijke Philips NV ................ 16,482 939,892
Medtronic plc ..................... 4,720 557,574
2,042,122
Health Care Providers & Services — 0.3%
UnitedHealth Group, Inc. .............. 5,231 1,946,298
Household Products — 0.2%
Reckitt Benckiser Group plc ............ 21,235 1,900,753
Insurance — 0.5%
Assurant, Inc. ..................... 8,509 1,206,321
Progressive Corp. (The) .............. 13,084 1,250,961
Prudential plc ..................... 60,070 1,279,644
3,736,926
IT Services — 0.7%
Amadeus IT Group SA
(c)
.............. 18,425 1,312,378
Fidelity National Information Services, Inc. .. 10,531 1,480,764
Paychex, Inc. ..................... 6,443 631,543
Security
Shares
Shares Value
IT Services (continued)
Visa, Inc., Class A .................. 9,992 $ 2,115,606
5,540,291
Leisure Products — 0.2%
Hasbro, Inc. ...................... 16,402 1,576,560
Machinery — 0.2%
Otis Worldwide Corp. ................ 27,748 1,899,351
Media — 0.1%
Comcast Corp., Class A .............. 21,307 1,152,922
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.
(c)
........... 106 2,550
Energy Transfer LP ................. 8,501 65,288
Enterprise Products Partners LP ......... 2,675 58,904
Plains All American Pipeline LP ......... 6,060 55,146
181,888
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A .... 4,274 1,243,093
Unilever plc ....................... 28,126 1,569,425
2,812,518
Pharmaceuticals — 0.9%
AstraZeneca plc ................... 18,463 1,842,766
Bristol-Myers Squibb Co. .............. 28,582 1,804,382
Novo Nordisk A/S, Class B ............ 15,624 1,052,802
Sanofi .......................... 24,282 2,401,105
7,101,055
Professional Services — 0.3%
NMG, Inc.
(c)
....................... 167 11,773
RELX plc ........................ 89,081 2,234,962
2,246,735
Semiconductors & Semiconductor Equipment — 0.4%
Taiwan Semiconductor Manufacturing Co. Ltd. 52,000 1,095,079
Texas Instruments, Inc. ............... 12,097 2,286,212
3,381,291
Software — 0.5%
Intuit, Inc. ........................ 3,917 1,500,446
Microsoft Corp. .................... 10,185 2,401,317
3,901,763
Textiles, Apparel & Luxury Goods — 0.3%
EssilorLuxottica SA ................. 7,367 1,200,136
LVMH Moet Hennessy Louis Vuitton SE .... 1,831 1,223,019
2,423,155
Tobacco — 0.2%
British American Tobacco plc ........... 16,281 618,849
Philip Morris International, Inc. .......... 10,241 908,786
1,527,635
Trading Companies & Distributors — 0.2%
Ferguson plc ...................... 12,489 1,491,874
Total Common Stocks — 7.6%
(Cost: $55,065,063) .............................. 58,763,536
Par (000)
Par (000)
Corporate Bonds — 43.5%
Aerospace & Defense — 0.8%
Bombardier, Inc.
(b)
:
8.75%, 12/01/21 ................. USD 309 324,194
6.13%, 01/15/23 ................. 199 207,209

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
7.50%, 12/01/24 ................. USD 84 $ 83,895
7.50%, 03/15/25 ................. 10 9,837
7.88%, 04/15/27 ................. 47 46,092
Howmet Aerospace, Inc., 5.13%, 10/01/24 . 2 2,200
Kratos Defense & Security Solutions, Inc.,
6.50%, 11/30/25
(b)
............... 177 185,960
L3Harris Technologies, Inc.:
3.83%, 04/27/25 ................. 75 82,137
3.85%, 12/15/26 ................. 100 110,714
4.40%, 06/15/28 ................. 290 329,076
2.90%, 12/15/29 ................. 10 10,302
1.80%, 01/15/31 ................. 1,450 1,358,083
5.05%, 04/27/45 ................. 50 62,067
Rolls-Royce plc, 5.75%, 10/15/27
(b)
...... 200 212,810
Signature Aviation US Holdings, Inc.
(b)
:
5.38%, 05/01/26 ................. 44 44,880
4.00%, 03/01/28 ................. 84 85,421
Spirit AeroSystems, Inc., 5.50%, 01/15/25
(b)
. 57 60,277
SSL Robotics LLC, 9.75%, 12/31/23
(b)
.... 19 21,366
TransDigm, Inc.:
8.00%, 12/15/25
(b)
................ 613 667,557
6.25%, 03/15/26
(b)
................ 1,568 1,662,394
6.38%, 06/15/26 ................. 62 64,092
4.63%, 01/15/29
(b)
................ 102 100,577
Triumph Group, Inc., 8.88%, 06/01/24
(b)
... 376 423,075
6,154,215
Air Freight & Logistics — 0.1%
FedEx Corp.:
3.10%, 08/05/29 ................. 40 41,949
4.25%, 05/15/30 ................. 150 170,701
4.55%, 04/01/46 ................. 195 220,940
433,590
Airlines — 0.5%
Air Canada Pass-Through Trust, Series 2017-1,
Class AA, 3.30%, 01/15/30
(b)
........ 16 15,290
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28 73 65,916
Series 2017-1, Class AA, 3.65%, 02/15/29 63 63,286
American Airlines, Inc.
(b)
:
11.75%, 07/15/25 ................ 326 403,259
5.50%, 04/20/26 ................. 242 251,847
5.75%, 04/20/29 ................. 283 301,332
British Airways Pass-Through Trust
(b)
:
Series 2019-1, Class A, 3.35%, 06/15/29 42 40,046
Series 2020-1, Class A, 4.25%, 11/15/32 109 114,248
Delta Air Lines, Inc.:
3.80%, 04/19/23 ................. 100 102,156
7.00%, 05/01/25
(b)
................ 91 104,828
4.50%, 10/20/25
(b)
................ 49 52,303
4.75%, 10/20/28
(b)
................ 242 263,150
Hawaiian Brand Intellectual Property Ltd.,
5.75%, 01/20/26
(b)
............... 86 91,383
Mileage Plus Holdings LLC, 6.50%, 06/20/27
(b)
647 709,274
Spirit Loyalty Cayman Ltd., 8.00%, 09/20/25
(b)
22 24,825
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21 91 91,519
Series 2020-1, Class B, 4.88%, 01/15/26 35 36,312
Series 2020-1, Class A, 5.88%, 10/15/27 878 973,702
Series 2019-2, Class AA, 2.70%, 05/01/32 44 43,060
3,747,736
Auto Components — 0.3%
Adient US LLC, 9.00%, 04/15/25
(b)
...... 21 23,310
Allison Transmission, Inc.
(b)
:
5.88%, 06/01/29 ................. 117 127,919
Security
Par (000)
Par (000) Value
Auto Components (continued)
3.75%, 01/30/31 ................. USD 81 $ 78,469
Aptiv Corp., 4.15%, 03/15/24 .......... 32 34,898
Clarios Global LP
(b)
:
6.75%, 05/15/25 ................. 220 235,334
6.25%, 05/15/26 ................. 496 526,772
8.50%, 05/15/27 ................. 773 831,941
Dealer Tire LLC, 8.00%, 02/01/28
(b)
...... 67 70,685
Goodyear Tire & Rubber Co. (The):
9.50%, 05/31/25 ................. 47 52,725
5.63%, 04/30/33 ................. 111 111,000
Icahn Enterprises LP:
4.75%, 09/15/24 ................. 38 39,461
6.38%, 12/15/25 ................. 39 40,267
6.25%, 05/15/26 ................. 77 80,658
5.25%, 05/15/27 ................. 127 131,127
4.38%, 02/01/29
(b)
................ 63 61,564
Tenneco, Inc., 7.88%, 01/15/29
(b)
....... 25 28,055
2,474,185
Automobiles — 0.8%
BMW US Capital LLC
(b)
:
3.45%, 04/12/23 ................. 305 321,713
3.90%, 04/09/25 ................. 150 165,386
Daimler Finance North America LLC
(b)
:
3.25%, 08/01/24 ................. 175 187,204
1.45%, 03/02/26 ................. 150 148,692
Ford Motor Co.:
8.50%, 04/21/23 ................. 140 156,100
0.00%, 03/15/26
(b)(d)(e)
.............. 76 76,760
4.35%, 12/08/26 ................. 182 191,783
4.75%, 01/15/43 ................. 21 21,155
5.29%, 12/08/46 ................. 60 63,076
General Motors Co.:
5.40%, 10/02/23 ................. 1,050 1,140,114
6.13%, 10/01/25 ................. 90 105,832
6.25%, 10/02/43 ................. 50 64,034
6.75%, 04/01/46 ................. 60 80,990
Hyundai Capital America
(b)
:
0.80%, 01/08/24 ................. 550 545,765
1.80%, 10/15/25 ................. 245 244,312
Nissan Motor Acceptance Corp.
(b)
:
3.88%, 09/21/23 ................. 78 83,140
2.00%, 03/09/26 ................. 400 398,358
2.75%, 03/09/28 ................. 130 128,942
Nissan Motor Co. Ltd.
(b)
:
3.04%, 09/15/23 ................. 980 1,025,287
4.35%, 09/17/27 ................. 285 309,944
Tesla, Inc., 5.30%, 08/15/25
(b)
......... 134 139,038
Volkswagen Group of America Finance LLC
(b)
:
0.75%, 11/23/22 ................. 300 300,856
1.25%, 11/24/25 ................. 600 592,817
Winnebago Industries, Inc., 6.25%, 07/15/28
(b)
38 40,708
6,532,006
Banks — 6.9%
AIB Group plc, 4.75%, 10/12/23
(b)
....... 475 519,136
Australia & New Zealand Banking Group Ltd.,
(USD Swap Rate 5 Year + 5.17%), 6.75%
(a)(b)
(f)
......................... 400 466,620
Banco Bilbao Vizcaya Argentaria SA, (USD
Swap Semi 5 Year + 3.87%), 6.13%
(a)(f)
.. 200 209,400
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
300 278,400
Banco Santander SA:
3.50%, 04/11/22 ................. 600 618,128
3.13%, 02/23/23 ................. 200 209,244
3.85%, 04/12/23 ................. 200 212,676

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
2.71%, 06/27/24 ................. USD 200 $ 211,031
2.75%, 05/28/25 ................. 200 208,966
1.85%, 03/25/26 ................. 200 199,617
3.31%, 06/27/29 ................. 200 211,979
Bank of America Corp.:
(LIBOR USD 3 Month + 0.94%), 3.86%,
07/23/24
(a)
................... 400 428,429
4.20%, 08/26/24 ................. 300 330,887
4.00%, 01/22/25 ................. 250 273,777
(LIBOR USD 3 Month + 0.97%), 3.46%,
03/15/25
(a)
................... 80 85,902
Series L, 3.95%, 04/21/25 .......... 573 628,271
(LIBOR USD 3 Month + 1.09%), 3.09%,
10/01/25
(a)
................... 795 848,453
(LIBOR USD 3 Month + 0.87%), 2.46%,
10/22/25
(a)
................... 225 235,843
(LIBOR USD 3 Month + 0.64%), 2.01%,
02/13/26
(a)
................... 300 307,274
4.45%, 03/03/26 ................. 312 350,693
(SOFR + 1.15%), 1.32%, 06/19/26
(a)
... 140 139,573
4.25%, 10/22/26 ................. 91 102,046
(SOFR + 1.01%), 1.20%, 10/24/26
(a)
... 100 98,704
Series L, 4.18%, 11/25/27 .......... 100 111,207
(LIBOR USD 3 Month + 1.51%), 3.71%,
04/24/28
(a)
................... 150 164,069
(LIBOR USD 3 Month + 1.37%), 3.59%,
07/21/28
(a)
................... 300 325,590
(LIBOR USD 3 Month + 1.04%), 3.42%,
12/20/28
(a)
................... 400 429,552
(LIBOR USD 3 Month + 1.21%), 3.97%,
02/07/30
(a)
................... 20 22,198
Series L, 4.75%, 04/21/45 .......... 110 131,482
(LIBOR USD 3 Month + 3.15%), 4.08%,
03/20/51
(a)
................... 580 643,978
(SOFR + 1.88%), 2.83%, 10/24/51
(a)
... 105 96,398
Bank of Montreal, 2.50%, 06/28/24 ...... 245 258,518
Banque Federative du Credit Mutuel SA,
2.13%, 11/21/22
(b)
............... 200 205,536
Barclays Bank plc
(d)(e)
:
0.00%, 02/04/25 ................. 399 520,855
Series VUN, 0.00%, 02/18/25 ........ 369 398,372
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%
(a)
(f)
......................... 525 551,906
3.68%, 01/10/23 ................. 200 204,567
(LIBOR USD 3 Month + 1.40%), 4.61%,
02/15/23
(a)
................... 380 392,611
(USD Swap Semi 5 Year + 4.84%), 7.75%
(a)
(f)
......................... 475 518,320
(LIBOR USD 3 Month + 1.36%), 4.34%,
05/16/24
(a)
................... 255 273,049
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.80%),
1.01%, 12/10/24
(a)
.............. 200 199,835
(LIBOR USD 3 Month + 1.61%), 3.93%,
05/07/25
(a)
................... 200 215,872
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.87%),
6.13%
(a)(f)
.................... 325 354,900
4.38%, 01/12/26 ................. 200 222,976
5.20%, 05/12/26 ................. 270 305,157
4.84%, 05/09/28 ................. 200 222,934
(LIBOR USD 3 Month + 3.05%), 5.09%,
06/20/30
(a)
................... 200 226,518
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%),
3.81%, 03/10/42
(a)
.............. USD 200 $ 195,928
BNP Paribas SA:
4.25%, 10/15/24 ................. 200 221,368
3.38%, 01/09/25
(b)
................ 200 214,692
(LIBOR USD 3 Month + 2.24%), 4.70%,
01/10/25
(a)(b)
.................. 200 219,886
(LIBOR USD 3 Month + 1.11%), 2.82%,
11/19/25
(a)(b)
.................. 200 210,531
(SOFR + 2.07%), 2.22%, 06/09/26
(a)(b)
.. 200 205,084
(SOFR + 1.00%), 1.32%, 01/13/27
(a)(b)
.. 445 435,206
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.34%),
4.62%
(a)(b)(f)
................... 320 318,000
(USD Swap Semi 5 Year + 1.48%), 4.38%,
03/01/33
(a)(b)
.................. 200 217,866
BofA Finance LLC, 0.13%, 09/01/22
(d)
.... 472 526,752
CIT Group, Inc., 5.00%, 08/01/23 ....... 58 62,930
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.72%), 3.14%,
01/24/23
(a)
................... 60 61,245
(LIBOR USD 3 Month + 0.95%), 2.88%,
07/24/23
(a)
................... 710 731,340
(SOFR + 2.84%), 3.11%, 04/08/26
(a)
.... 950 1,014,090
3.20%, 10/21/26 ................. 155 166,560
4.30%, 11/20/26 ................. 155 172,898
(SOFR + 0.77%), 1.12%, 01/28/27
(a)
... 250 244,543
4.45%, 09/29/27 ................. 750 846,440
(LIBOR USD 3 Month + 1.56%), 3.89%,
01/10/28
(a)
................... 70 76,943
4.13%, 07/25/28 ................. 100 110,662
(SOFR + 1.42%), 2.98%, 11/05/30
(a)
.... 250 258,547
(SOFR + 3.91%), 4.41%, 03/31/31
(a)
... 200 228,242
(SOFR + 2.11%), 2.57%, 06/03/31
(a)
.... 595 594,535
Cooperatieve Rabobank UA
(a)(b)
:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.34%, 06/24/26 ............... 295 292,528
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.55%),
1.11%, 02/24/27 ............... 250 244,210
Credit Agricole SA
(a)(b)
:
(USD Swap Semi 5 Year + 6.19%), 8.12%
(f)
1,225 1,476,125
(SOFR + 0.89%), 1.25%, 01/26/27 ..... 250 244,512
Danske Bank A/S:
5.00%, 01/12/22
(b)
................ 200 206,708
(LIBOR USD 3 Month + 1.25%), 3.00%,
09/20/22
(a)(b)
.................. 200 202,011
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.03%),
1.17%, 12/08/23
(a)(b)
............. 210 211,148
(US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%),
7.00%
(a)(f)
.................... 725 813,813
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.35%),
1.62%, 09/11/26
(a)(b)
............. 200 197,837
Discover Bank, 4.20%, 08/08/23 ........ 250 269,745
HSBC Holdings plc:
(USD Swap Rate 5 Year + 5.51%), 6.87%
(a)
(f)
......................... 575 580,003
4.25%, 03/14/24 ................. 225 244,880
(LIBOR USD 3 Month + 1.21%), 3.80%,
03/11/25
(a)
................... 200 215,970
(SOFR + 1.40%), 2.63%, 11/07/25
(a)
.... 200 209,021

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%),
4.00%
(a)(f)
.................... USD 200 $ 199,000
(SOFR + 1.54%), 1.64%, 04/18/26
(a)
... 300 300,184
(LIBOR USD 3 Month + 1.61%), 3.97%,
05/22/30
(a)
................... 200 216,421
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.65%),
4.60%
(a)(f)
.................... 260 257,075
ING Groep NV:
4.10%, 10/02/23 ................. 200 216,523
(USD Swap Rate 5 Year + 4.20%), 6.75%
(a)
(f)
......................... 450 490,500
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.40%, 07/01/26
(a)(b)
............. 400 397,936
Intesa Sanpaolo SpA, 3.13%, 07/14/22
(b)
.. 620 637,389
JPMorgan Chase & Co.:
(LIBOR USD 3 Month + 0.73%), 3.56%,
04/23/24
(a)
................... 585 619,985
(LIBOR USD 3 Month + 1.00%), 4.02%,
12/05/24
(a)
................... 400 433,969
(SOFR + 1.16%), 2.30%, 10/15/25
(a)
... 550 572,515
(SOFR + 1.59%), 2.00%, 03/13/26
(a)
... 60 61,701
(SOFR + 0.80%), 1.05%, 11/19/26
(a)
.... 200 195,341
4.13%, 12/15/26 ................. 400 450,499
4.25%, 10/01/27 ................. 175 198,336
3.63%, 12/01/27 ................. 200 217,315
(LIBOR USD 3 Month + 1.34%), 3.78%,
02/01/28
(a)
................... 490 540,069
(SOFR + 2.52%), 2.96%, 05/13/31
(a)
... 100 101,849
Series u, (LIBOR USD 3 Month + 0.95%),
1.15%, 02/02/37
(a)
.............. 340 300,156
6.40%, 05/15/38 ................. 60 85,072
(LIBOR USD 3 Month + 1.36%), 3.88%,
07/24/38
(a)
................... 455 504,913
(SOFR + 2.46%), 3.11%, 04/22/41
(a)
.... 535 531,974
5.63%, 08/16/43 ................. 50 66,496
4.85%, 02/01/44 ................. 65 81,425
4.95%, 06/01/45 ................. 85 106,051
Series W, (LIBOR USD 3 Month + 1.00%),
1.19%, 05/15/47
(a)
.............. 117 100,035
Lloyds Banking Group plc:
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%),
1.33%, 06/15/23
(a)
.............. 200 201,929
4.05%, 08/16/23 ................. 510 550,133
4.50%, 11/04/24 ................. 200 222,310
4.45%, 05/08/25 ................. 200 223,533
(USD Swap Semi 5 Year + 4.50%), 7.50%
(a)
(f)
......................... 200 228,500
4.58%, 12/10/25 ................. 340 379,621
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
2.44%, 02/05/26
(a)
.............. 200 207,128
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.75%
(a)(f)
.................... 200 225,002
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%),
1.63%, 05/11/27
(a)
.............. 200 198,546
Macquarie Bank Ltd., (USD Swap Semi 5 Year
+ 3.70%), 6.13%
(a)(b)(f)
............. 750 806,872
Mitsubishi UFJ Financial Group, Inc.:
3.46%, 03/02/23 ................. 150 158,163
3.76%, 07/26/23 ................. 220 235,696
Security
Par (000)
Par (000) Value
Banks (continued)
2.53%, 09/13/23 ................. USD 200 $ 209,096
3.41%, 03/07/24 ................. 70 75,161
1.41%, 07/17/25 ................. 400 399,725
2.05%, 07/17/30 ................. 400 384,995
Mizuho Financial Group, Inc., (LIBOR USD 3
Month + 0.99%), 1.24%, 07/10/24
(a)
.... 220 222,314
Natwest Group plc:
(USD Swap Semi 5 Year + 7.60%), 8.62%
(a)
(f)
......................... 700 716,625
3.88%, 09/12/23 ................. 650 697,045
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.15%),
2.36%, 05/22/24
(a)
.............. 380 392,057
(LIBOR USD 3 Month + 1.76%), 4.27%,
03/22/25
(a)
................... 500 545,435
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.55%),
3.07%, 05/22/28
(a)
.............. 200 208,107
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.10%),
3.75%, 11/01/29
(a)
.............. 200 212,566
(LIBOR USD 3 Month + 1.91%), 5.08%,
01/27/30
(a)
................... 200 231,487
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%),
3.03%, 11/28/35
(a)
.............. 400 381,632
Nordea Bank Abp
(b)
:
3.75%, 08/30/23 ................. 220 236,683
0.75%, 08/28/25 ................. 580 566,717
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%),
6.63%
(a)(f)
.................... 350 399,875
PNC Financial Services Group, Inc. (The):
2.20%, 11/01/24 ................. 100 104,991
3.45%, 04/23/29 ................. 70 75,640
Royal Bank of Canada, 2.25%, 11/01/24 ... 170 178,195
Santander UK Group Holdings plc, (LIBOR
USD 3 Month + 1.57%), 4.80%, 11/15/24
(a)
200 220,107
Santander UK plc, 5.00%, 11/07/23
(b)
..... 487 533,261
Skandinaviska Enskilda Banken AB, 0.85%,
09/02/25
(b)
.................... 200 196,178
Societe Generale SA
(a)(b)(f)
:
(USD Swap Rate 5 Year + 5.87%), 8.00% 400 469,120
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.51%),
5.38% ...................... 400 411,500
Standard Chartered plc
(a)(b)
:
(USD Swap Semi 5 Year + 6.30%), 7.50%
(f)
525 548,625
(LIBOR USD 3 Month + 1.21%), 2.82%,
01/30/26 .................... 365 379,492
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%),
1.46%, 01/14/27 ............... 200 195,223
Sumitomo Mitsui Financial Group, Inc.:
2.78%, 10/18/22 ................. 400 413,725
2.45%, 09/27/24 ................. 250 261,913
2.35%, 01/15/25 ................. 200 207,592
3.54%, 01/17/28 ................. 100 108,193
2.75%, 01/15/30 ................. 250 254,442
UniCredit SpA:
6.57%, 01/14/22
(b)
................ 440 458,682
3.75%, 04/12/22
(b)
................ 705 725,773
(USD Swap Semi 5 Year + 5.18%), 8.00%
(a)
(f)
......................... 400 446,000
US Bancorp:
2.40%, 07/30/24 ................. 230 242,389

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Banks (continued)
1.38%, 07/22/30 ................. USD 80 $ 73,754
Wachovia Capital Trust II, (LIBOR USD 3
Month + 0.50%), 0.74%, 01/15/27
(a)
.... 20 19,170
Wells Fargo & Co.:
3.75%, 01/24/24 ................. 700 756,956
(SOFR + 1.60%), 1.65%, 06/02/24
(a)
... 200 204,309
3.00%, 02/19/25 ................. 210 223,446
4.30%, 07/22/27 ................. 131 148,069
(SOFR + 2.10%), 2.39%, 06/02/28
(a)
... 150 153,734
4.40%, 06/14/46 ................. 360 401,058
4.75%, 12/07/46 ................. 100 118,029
(LIBOR USD 3 Month + 4.24%), 5.01%,
04/04/51
(a)
................... 350 448,854
Westpac Banking Corp., (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 1.75%), 2.67%, 11/15/35
(a)
......... 85 80,657
53,373,007
Beverages — 0.4%
Anheuser-Busch Cos. LLC:
3.65%, 02/01/26 ................. 245 269,375
4.70%, 02/01/36 ................. 990 1,159,754
4.90%, 02/01/46 ................. 347 414,506
Anheuser-Busch InBev Finance, Inc., 3.65%,
02/01/26 ..................... 195 213,737
Anheuser-Busch InBev Worldwide, Inc.:
4.15%, 01/23/25 ................. 180 200,035
4.75%, 01/23/29 ................. 140 163,597
4.44%, 10/06/48 ................. 10 11,231
4.75%, 04/15/58 ................. 115 132,553
5.80%, 01/23/59 ................. 105 142,402
Fomento Economico Mexicano SAB de CV,
3.50%, 01/16/50 ................ 150 148,650
Keurig Dr Pepper, Inc.:
0.75%, 03/15/24 ................. 85 85,027
4.42%, 05/25/25 ................. 130 145,860
Triton Water Holdings, Inc., 6.25%, 04/01/29
(b)
82 83,640
3,170,367
Biotechnology — 0.6%
AbbVie, Inc.:
3.45%, 03/15/22 ................. 175 179,033
3.80%, 03/15/25 ................. 965 1,054,301
3.60%, 05/14/25 ................. 580 631,867
3.20%, 05/14/26 ................. 225 243,071
2.95%, 11/21/26 ................. 45 47,911
4.50%, 05/14/35 ................. 180 211,353
4.05%, 11/21/39 ................. 455 509,421
4.75%, 03/15/45 ................. 100 119,323
4.45%, 05/14/46 ................. 155 178,586
4.88%, 11/14/48 ................. 150 180,661
4.25%, 11/21/49 ................. 77 87,128
Amgen, Inc.:
1.90%, 02/21/25 ................. 160 165,245
2.20%, 02/21/27 ................. 100 102,584
4.56%, 06/15/48 ................. 90 107,202
Baxalta, Inc., 3.60%, 06/23/22 ......... 9 9,293
Emergent BioSolutions, Inc., 3.88%, 08/15/28
(b)
24 23,460
Gilead Sciences, Inc.:
3.70%, 04/01/24 ................. 100 107,706
3.50%, 02/01/25 ................. 185 200,952
3.65%, 03/01/26 ................. 75 82,394
4.50%, 02/01/45 ................. 82 95,239
4.75%, 03/01/46 ................. 229 276,795
4,613,525
Security
Par (000)
Par (000) Value
Building Products — 0.2%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... USD 64 $ 67,044
Arcosa, Inc., 4.38%, 04/15/29
(b)
........ 121 121,543
Builders FirstSource, Inc., 6.75%, 06/01/27
(b)
22 23,678
Carrier Global Corp., 2.24%, 02/15/25 .... 70 72,481
Cornerstone Building Brands, Inc., 6.13%,
01/15/29
(b)
.................... 171 182,115
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(b)
... 112 117,718
Forterra Finance LLC, 6.50%, 07/15/25
(b)
.. 158 169,850
Griffon Corp., 5.75%, 03/01/28 ......... 29 30,849
JELD-WEN, Inc.
(b)
:
6.25%, 05/15/25 ................. 30 31,875
4.63%, 12/15/25 ................. 16 16,200
4.88%, 12/15/27 ................. 6 6,204
Masonite International Corp., 5.38%, 02/01/28
(b)
23 24,409
SRM Escrow Issuer LLC, 6.00%, 11/01/28
(b)
253 265,144
Standard Industries, Inc.
(b)
:
5.00%, 02/15/27 ................. 55 57,337
4.38%, 07/15/30 ................. 140 141,260
3.38%, 01/15/31 ................. 33 31,268
Summit Materials LLC, 5.25%, 01/15/29
(b)
.. 58 60,537
1,419,512
Capital Markets — 2.3%
Bank of New York Mellon Corp. (The), 1.60%,
04/24/25 ..................... 220 224,205
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
............... 88 92,262
Credit Suisse AG, 2.95%, 04/09/25 ...... 250 265,011
Credit Suisse Group AG:
3.80%, 06/09/23 ................. 600 636,648
(USD Swap Semi 5 Year + 4.60%), 7.50%
(a)
(b)(f)
........................ 500 541,164
(USD Swap Semi 5 Year + 3.46%), 6.25%
(a)
(b)(f)
........................ 400 425,489
4.55%, 04/17/26 ................. 250 279,690
(SOFR + 2.04%), 2.19%, 06/05/26
(a)(b)
.. 485 492,886
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.82%),
6.37%
(a)(b)(f)
................... 550 585,750
(SOFR + 0.98%), 1.31%, 02/02/27
(a)(b)
.. 330 319,519
(SOFR + 3.73%), 4.19%, 04/01/31
(a)(b)
.. 250 271,956
Deutsche Bank AG
(a)
:
(SOFR + 2.16%), 2.22%, 09/18/24 ..... 390 400,322
(SOFR + 1.13%), 1.00%, 04/01/25 ..... 555 554,807
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%),
6.00%
(f)
..................... 400 405,000
(SOFR + 1.87%), 2.13%, 11/24/26 ..... 150 150,378
Goldman Sachs Group, Inc. (The):
(LIBOR USD 3 Month + 1.05%), 2.91%,
06/05/23
(a)
................... 260 266,974
(SOFR + 0.57%), 0.67%, 03/08/24
(a)
... 300 299,764
3.50%, 01/23/25 ................. 50 53,957
3.50%, 04/01/25 ................. 460 498,370
(LIBOR USD 3 Month + 1.20%), 3.27%,
09/29/25
(a)
................... 295 316,556
4.25%, 10/21/25 ................. 100 111,620
(SOFR + 0.61%), 0.86%, 02/12/26
(a)
... 100 98,290
3.75%, 02/25/26 ................. 100 109,856
(SOFR + 0.80%), 1.43%, 03/09/27
(a)
... 500 495,523
(LIBOR USD 3 Month + 1.16%), 3.81%,
04/23/29
(a)
................... 75 82,172
(LIBOR USD 3 Month + 1.30%), 4.22%,
05/01/29
(a)
................... 345 387,027
(SOFR + 1.09%), 1.99%, 01/27/32
(a)
... 60 56,943

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Capital Markets (continued)
6.13%, 02/15/33 ................. USD 90 $ 119,668
6.75%, 10/01/37 ................. 100 141,362
5.15%, 05/22/45 ................. 65 81,248
Intercontinental Exchange, Inc., 4.25%,
09/21/48 ..................... 40 44,424
Morgan Stanley:
4.88%, 11/01/22 ................. 150 159,924
(SOFR + 0.70%), 0.71%, 01/20/23
(a)
... 400 400,978
(SOFR + 0.46%), 0.53%, 01/25/24
(a)
... 650 648,815
(LIBOR USD 3 Month + 0.85%), 3.74%,
04/24/24
(a)
................... 100 106,311
Series F, 3.88%, 04/29/24 .......... 300 327,719
3.70%, 10/23/24 ................. 155 169,688
(SOFR + 1.15%), 2.72%, 07/22/25
(a)
... 660 696,246
4.00%, 07/23/25 ................. 430 477,195
3.88%, 01/27/26 ................. 250 277,985
(SOFR + 1.99%), 2.19%, 04/28/26
(a)
... 225 232,477
(SOFR + 0.72%), 0.98%, 12/10/26
(a)
... 120 117,131
3.95%, 04/23/27 ................. 85 94,059
(LIBOR USD 3 Month + 1.34%), 3.59%,
07/22/28
(a)
................... 75 81,764
(LIBOR USD 3 Month + 1.14%), 3.77%,
01/24/29
(a)
................... 300 328,122
(SOFR + 3.12%), 3.62%, 04/01/31
(a)
... 375 407,154
(SOFR + 1.43%), 2.80%, 01/25/52
(a)
... 40 36,819
MSCI, Inc.
(b)
:
4.00%, 11/15/29 ................. 12 12,341
3.63%, 09/01/30 ................. 35 35,590
Owl Rock Capital Corp.:
4.25%, 01/15/26 ................. 49 51,422
3.40%, 07/15/26 ................. 30 30,386
Owl Rock Technology Finance Corp., 3.75%,
06/17/26
(b)
.................... 40 40,906
State Street Corp.
(a)
:
(SOFR + 2.69%), 2.82%, 03/30/23 ..... 785 804,257
(LIBOR USD 3 Month + 0.77%), 3.78%,
12/03/24 .................... 55 59,545
(LIBOR USD 3 Month + 1.00%), 1.18%,
06/15/47 .................... 913 785,509
UBS AG, (US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%), 4.38%
(a)(b)
(f)
......................... 200 197,300
UBS Group AG
(a)
:
(USD Swap Semi 5 Year + 5.88%), 7.13%
(f)
350 356,307
(LIBOR USD 3 Month + 0.95%), 2.86%,
08/15/23
(b)
................... 925 953,615
(USD Swap Semi 5 Year + 4.34%), 7.00%
(b)
(f)
......................... 800 878,712
(US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%),
1.01%, 07/30/24
(b)
.............. 230 231,337
(USD Swap Semi 5 Year + 4.87%), 7.00%
(f)
200 228,000
18,036,455
Chemicals — 0.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/25 ..................... 50 50,726
Axalta Coating Systems LLC
(b)
:
4.75%, 06/15/27 ................. 200 209,060
3.38%, 02/15/29 ................. 150 146,280
Chemours Co. (The), 5.75%, 11/15/28
(b)
... 37 38,958
Dow Chemical Co. (The), 3.60%, 11/15/50 . 30 30,248
DuPont de Nemours, Inc.:
4.21%, 11/15/23 ................. 500 543,148
5.32%, 11/15/38 ................. 110 138,172
5.42%, 11/15/48 ................. 36 46,406
Security
Par (000)
Par (000) Value
Chemicals (continued)
Eastman Chemical Co., 4.80%, 09/01/42 .. USD 65 $ 77,229
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 393 387,793
Gates Global LLC, 6.25%, 01/15/26
(b)
..... 180 188,550
GCP Applied Technologies, Inc., 5.50%,
04/15/26
(b)
.................... 46 47,320
HB Fuller Co., 4.25%, 10/15/28 ........ 32 32,514
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
... 139 156,417
Ingevity Corp., 3.88%, 11/01/28
(b)
....... 26 25,220
LYB International Finance III LLC:
2.88%, 05/01/25 ................. 295 311,396
1.25%, 10/01/25 ................. 245 241,907
4.20%, 10/15/49 ................. 35 37,189
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
46 47,438
NewMarket Corp., 2.70%, 03/18/31 ...... 130 126,824
NOVA Chemicals Corp., 4.88%, 06/01/24
(b)
. 9 9,405
Nutrition & Biosciences, Inc.
(b)
:
1.23%, 10/01/25 ................. 670 658,502
2.30%, 11/01/30 ................. 95 92,084
3.47%, 12/01/50 ................. 191 187,211
PPG Industries, Inc., 1.20%, 03/15/26 .... 45 44,102
PQ Corp., 5.75%, 12/15/25
(b)
.......... 182 186,550
Scotts Miracle-Gro Co. (The), 4.00%,
04/01/31
(b)
.................... 91 89,726
Sherwin-Williams Co. (The):
2.75%, 06/01/22 ................. 27 27,605
2.30%, 05/15/30 ................. 45 44,319
4.50%, 06/01/47 ................. 100 116,822
WR Grace & Co.-Conn., 5.63%, 10/01/24
(b)
. 46 50,485
4,389,606
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The):
4.13%, 06/15/23 ................. 14 14,543
4.88%, 07/15/32
(b)
................ 185 188,006
Allied Universal Holdco LLC
(b)
:
6.63%, 07/15/26 ................. 752 797,481
9.75%, 07/15/27 ................. 367 402,672
APX Group, Inc.:
7.88%, 12/01/22 ................. 71 71,266
8.50%, 11/01/24 ................. 22 22,825
6.75%, 02/15/27
(b)
................ 91 97,618
Aramark Services, Inc.
(b)
:
5.00%, 04/01/25 ................. 310 317,362
6.38%, 05/01/25 ................. 51 54,060
5.00%, 02/01/28 ................. 2 2,076
Brink's Co. (The), 5.50%, 07/15/25
(b)
..... 14 14,787
Clean Harbors, Inc.
(b)
:
4.88%, 07/15/27 ................. 91 96,005
5.13%, 07/15/29 ................. 139 147,567
Covanta Holding Corp., 5.00%, 09/01/30 .. 45 45,450
Garda World Security Corp.
(b)
:
4.63%, 02/15/27 ................. 84 84,000
9.50%, 11/01/27 ................. 162 179,313
GFL Environmental, Inc.
(b)
:
4.25%, 06/01/25 ................. 18 18,540
3.75%, 08/01/25 ................. 84 85,260
5.13%, 12/15/26 ................. 300 316,125
8.50%, 05/01/27 ................. 105 115,631
4.00%, 08/01/28 ................. 105 101,588
3.50%, 09/01/28 ................. 109 105,730
IAA, Inc., 5.50%, 06/15/27
(b)
.......... 141 147,874
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 45 45,787
Nielsen Finance LLC
(b)
:
5.63%, 10/01/28 ................. 181 190,276
5.88%, 10/01/30 ................. 180 195,075

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC
(b)
:
5.25%, 04/15/24 ................. USD 55 $ 58,666
5.75%, 04/15/26 ................. 22 23,805
3.38%, 08/31/27 ................. 56 54,320
6.25%, 01/15/28 ................. 182 189,460
RELX Capital, Inc., 3.50%, 03/16/23 ..... 40 42,132
Republic Services, Inc.:
0.88%, 11/15/25 ................. 90 88,092
3.38%, 11/15/27 ................. 35 38,215
3.95%, 05/15/28 ................. 15 16,740
2.30%, 03/01/30 ................. 100 99,336
Ritchie Bros Auctioneers, Inc., 5.38%,
01/15/25
(b)
.................... 25 25,721
Stericycle, Inc., 3.88%, 01/15/29
(b)
....... 51 50,363
Waste Management, Inc.:
1.50%, 03/15/31 ................. 180 166,408
2.50%, 11/15/50 ................. 35 30,229
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
... 147 150,491
4,890,895
Communications Equipment — 0.2%
Avaya, Inc., 6.13%, 09/15/28
(b)
......... 355 376,856
CommScope Technologies LLC
(b)
:
6.00%, 06/15/25 ................. 113 115,266
5.00%, 03/15/27 ................. 131 129,772
CommScope, Inc.
(b)
:
5.50%, 03/01/24 ................. 148 152,625
6.00%, 03/01/26 ................. 91 95,885
8.25%, 03/01/27 ................. 75 80,250
7.13%, 07/01/28 ................. 59 62,663
Motorola Solutions, Inc.:
4.60%, 02/23/28 ................. 100 113,834
4.60%, 05/23/29 ................. 210 238,205
2.30%, 11/15/30 ................. 120 113,494
5.50%, 09/01/44 ................. 10 12,124
Nokia OYJ, 6.63%, 05/15/39 .......... 32 39,378
ViaSat, Inc.
(b)
:
5.63%, 04/15/27 ................. 121 126,919
6.50%, 07/15/28 ................. 241 253,787
1,911,058
Construction & Engineering — 0.0%
(b)
Brand Industrial Services, Inc., 8.50%, 07/15/25 157 158,225
Dycom Industries, Inc., 4.50%, 04/15/29 ... 35 35,087
MasTec, Inc., 4.50%, 08/15/28 ......... 58 60,175
New Enterprise Stone & Lime Co., Inc.:
6.25%, 03/15/26 ................. 17 17,425
9.75%, 07/15/28 ................. 21 23,520
Pike Corp., 5.50%, 09/01/28 .......... 54 54,945
349,377
Consumer Finance — 1.4%
AerCap Ireland Capital DAC:
3.50%, 05/26/22 ................. 150 154,200
4.13%, 07/03/23 ................. 150 159,130
4.88%, 01/16/24 ................. 175 190,425
3.50%, 01/15/25 ................. 210 220,214
1.75%, 01/30/26 ................. 150 145,690
3.65%, 07/21/27 ................. 220 230,852
Ally Financial, Inc., 1.45%, 10/02/23 ..... 125 126,892
American Express Co.:
3.40%, 02/22/24 ................. 275 295,944
2.50%, 07/30/24 ................. 300 316,680
American Honda Finance Corp.:
1.95%, 05/10/23 ................. 240 247,011
3.45%, 07/14/23 ................. 115 122,677
2.15%, 09/10/24 ................. 100 104,239
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
1.20%, 07/08/25 ................. USD 100 $ 99,575
1.00%, 09/10/25 ................. 410 403,712
Capital One Financial Corp.:
3.30%, 10/30/24 ................. 300 323,446
3.80%, 01/31/28 ................. 195 214,332
Caterpillar Financial Services Corp.:
2.85%, 05/17/24 ................. 200 213,370
1.45%, 05/15/25 ................. 174 176,373
Discover Financial Services, 3.85%, 11/21/22 60 63,045
Ford Motor Credit Co. LLC:
3.35%, 11/01/22 ................. 300 306,060
3.81%, 01/09/24 ................. 200 206,250
5.58%, 03/18/24 ................. 400 431,716
5.13%, 06/16/25 ................. 200 216,000
4.13%, 08/04/25 ................. 200 209,185
3.38%, 11/13/25 ................. 255 259,335
2.90%, 02/16/28 ................. 200 192,150
5.11%, 05/03/29 ................. 200 214,690
General Motors Financial Co., Inc.:
3.45%, 01/14/22 ................. 40 40,803
3.25%, 01/05/23 ................. 415 432,301
5.20%, 03/20/23 ................. 300 325,347
4.15%, 06/19/23 ................. 800 858,307
3.95%, 04/13/24 ................. 200 215,248
4.00%, 01/15/25 ................. 235 255,264
2.90%, 02/26/25 ................. 560 587,153
2.75%, 06/20/25 ................. 460 480,196
4.30%, 07/13/25 ................. 35 38,486
1.25%, 01/08/26 ................. 130 127,555
Global Aircraft Leasing Co. Ltd., 0.00%, (0.00%
Cash or 7.25% PIK), 09/15/24
(b)(g)
..... 84 80,035
Navient Corp.:
6.13%, 03/25/24 ................. 20 21,175
5.88%, 10/25/24 ................. 23 24,152
6.75%, 06/25/25 ................. 72 78,174
6.75%, 06/15/26 ................. 16 17,344
5.00%, 03/15/27 ................. 2 2,005
OneMain Finance Corp.:
6.13%, 05/15/22 ................. 14 14,665
6.88%, 03/15/25 ................. 87 98,956
7.13%, 03/15/26 ................. 35 40,367
6.63%, 01/15/28 ................. 226 256,128
5.38%, 11/15/29 ................. 6 6,383
Synchrony Financial:
2.85%, 07/25/22 ................. 155 159,170
4.38%, 03/19/24 ................. 30 32,706
4.25%, 08/15/24 ................. 150 163,171
Toyota Motor Credit Corp.:
1.80%, 02/13/25 ................. 100 102,741
0.80%, 10/16/25 ................. 115 112,997
1.15%, 08/13/27 ................. 470 455,322
2.15%, 02/13/30 ................. 90 89,386
10,958,730
Containers & Packaging — 0.5%
ARD Finance SA, 6.50%, 06/30/27
(b)
..... 400 420,000
Ardagh Metal Packaging Finance USA LLC,
4.00%, 09/01/29
(b)
............... 310 309,495
Ardagh Packaging Finance plc
(b)
:
4.13%, 08/15/26 ................. 259 265,405
5.25%, 08/15/27 ................. 400 408,032
Berry Global, Inc., 1.57%, 01/15/26
(b)
..... 280 275,582
Crown Americas LLC, 4.25%, 09/30/26 ... 34 36,125
Crown Cork & Seal Co., Inc., 7.38%, 12/15/26 8 9,630
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
39 41,486

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graphic Packaging International LLC
(b)
:
4.75%, 07/15/27 ................. USD 15 $ 16,387
3.50%, 03/15/28 ................. 3 2,985
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(b)
.................... 52 53,690
International Paper Co., 4.35%, 08/15/48 .. 90 104,021
Intertape Polymer Group, Inc., 7.00%,
10/15/26
(b)
.................... 52 54,697
LABL Escrow Issuer LLC
(b)
:
6.75%, 07/15/26 ................. 169 181,041
10.50%, 07/15/27 ................ 111 123,610
Mauser Packaging Solutions Holding Co.,
5.50%, 04/15/24
(b)
............... 174 176,393
Sealed Air Corp., 4.00%, 12/01/27
(b)
..... 26 26,617
Silgan Holdings, Inc., 4.13%, 02/01/28 .... 8 8,219
Trivium Packaging Finance BV
(b)(h)
:
5.50%, 08/15/26 ................. 400 419,500
8.50%, 08/15/27 ................. 400 434,080
WRKCo, Inc., 3.75%, 03/15/25 ......... 155 169,141
3,536,136
Distributors — 0.1%
(b)
American Builders & Contractors Supply Co.,
Inc.:
5.88%, 05/15/26 ................. 59 60,928
4.00%, 01/15/28 ................. 5 5,000
Core & Main LP, 6.13%, 08/15/25 ....... 621 637,357
Wolverine Escrow LLC:
8.50%, 11/15/24 ................. 33 32,918
9.00%, 11/15/26 ................. 140 139,867
876,070
Diversified Consumer Services — 0.1%
frontdoor, Inc., 6.75%, 08/15/26
(b)
....... 137 145,734
Graham Holdings Co., 5.75%, 06/01/26
(b)
.. 25 26,128
Laureate Education, Inc., 8.25%, 05/01/25
(b)
13 13,585
Service Corp. International, 3.38%, 08/15/30 24 23,425
Sotheby's, 7.38%, 10/15/27
(b)
.......... 400 432,544
Trustees of Boston University, Series CC,
4.06%, 10/01/48 ................ 21 24,580
665,996
Diversified Financial Services — 0.6%
Fairstone Financial, Inc., 7.88%, 07/15/24
(b)
. 26 27,300
GE Capital Funding LLC
(b)
:
3.45%, 05/15/25 ................. 450 486,531
4.40%, 05/15/30 ................. 450 509,469
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/35 ............. 700 801,332
LSEGA Financing plc, 1.38%, 04/06/26
(b)
.. 300 297,065
MPH Acquisition Holdings LLC, 5.75%,
11/01/28
(b)
.................... 232 226,200
NTT Finance Corp., 1.16%, 04/03/26
(b)
.... 635 626,615
Sabre GLBL, Inc.
(b)
:
9.25%, 04/15/25 ................. 123 146,677
7.38%, 09/01/25 ................. 79 86,213
Shell International Finance BV:
3.25%, 05/11/25 ................. 200 216,061
2.38%, 11/07/29 ................. 10 10,091
2.75%, 04/06/30 ................. 60 61,965
3.63%, 08/21/42 ................. 25 26,905
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 106 109,975
Siemens Financieringsmaatschappij NV,
2.88%, 03/11/41
(b)
............... 250 240,826
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
. 665 713,026
4,586,251
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 2.0%
Altice France Holding SA
(b)
:
10.50%, 05/15/27 ................ USD 1,125 $ 1,265,310
6.00%, 02/15/28 ................. 200 197,058
Altice France SA
(b)
:
7.38%, 05/01/26 ................. 200 208,020
5.50%, 01/15/28 ................. 200 204,948
AT&T, Inc.:
3.40%, 05/15/25 ................. 150 162,701
3.60%, 07/15/25 ................. 260 284,288
1.70%, 03/25/26 ................. 70 69,975
4.35%, 03/01/29 ................. 140 158,365
2.55%, 12/01/33
(b)
................ 253 240,196
4.50%, 05/15/35 ................. 355 400,392
4.85%, 03/01/39 ................. 100 116,093
5.35%, 09/01/40 ................. 473 584,990
3.50%, 06/01/41 ................. 355 350,186
3.10%, 02/01/43 ................. 100 93,306
4.65%, 06/01/44 ................. 17 19,149
4.75%, 05/15/46 ................. 25 28,763
3.50%, 09/15/53
(b)
................ 50 46,207
3.55%, 09/15/55
(b)
................ 150 137,266
CCO Holdings LLC
(b)
:
5.38%, 06/01/29 ................. 65 69,712
4.75%, 03/01/30 ................. 178 184,453
4.50%, 08/15/30 ................. 148 150,842
4.25%, 02/01/31 ................. 291 291,646
4.50%, 05/01/32 ................. 400 405,000
Cincinnati Bell, Inc.
(b)
:
7.00%, 07/15/24 ................. 79 81,469
8.00%, 10/15/25 ................. 18 19,146
Consolidated Communications, Inc., 6.50%,
10/01/28
(b)
.................... 285 307,837
Frontier Communications Corp.
(b)
:
5.88%, 10/15/27 ................. 148 156,880
5.00%, 05/01/28 ................. 264 268,852
6.75%, 05/01/29 ................. 157 165,588
Intelsat Jackson Holdings SA, 8.00%,
02/15/24
(b)(h)
................... 108 111,780
Level 3 Financing, Inc.
(b)
:
4.25%, 07/01/28 ................. 317 320,585
3.75%, 07/15/29 ................. 82 80,250
Lumen Technologies, Inc.:
Series W, 6.75%, 12/01/23 .......... 27 29,804
Series Y, 7.50%, 04/01/24 .......... 22 24,659
5.13%, 12/15/26
(b)
................ 561 590,946
4.00%, 02/15/27
(b)
................ 146 149,129
Series G, 6.88%, 01/15/28 .......... 51 56,785
4.50%, 01/15/29
(b)
................ 284 276,985
Series P, 7.60%, 09/15/39 .......... 41 46,945
Series U, 7.65%, 03/15/42 .......... 70 79,625
QualityTech LP, 3.88%, 10/01/28
(b)
...... 38 37,810
Sprint Capital Corp.:
6.88%, 11/15/28 ................. 383 482,952
8.75%, 03/15/32 ................. 343 507,211
Switch Ltd., 3.75%, 09/15/28
(b)
......... 113 111,273
Telecom Italia Capital SA:
6.38%, 11/15/33 ................. 84 98,873
6.00%, 09/30/34 ................. 121 137,232
7.20%, 07/18/36 ................. 29 36,599
7.72%, 06/04/38 ................. 21 28,009
Telefonica Emisiones SA:
4.10%, 03/08/27 ................. 150 167,722
7.05%, 06/20/36 ................. 50 69,292
5.52%, 03/01/49 ................. 150 183,269
Telesat Canada, 4.88%, 06/01/27
(b)
...... 128 128,000

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.:
3.50%, 11/01/24 ................. USD 420 $ 455,891
0.85%, 11/20/25 ................. 175 171,259
1.45%, 03/20/26 ................. 90 90,007
1.50%, 09/18/30 ................. 100 91,811
2.55%, 03/21/31 ................. 100 99,909
4.27%, 01/15/36 ................. 1,445 1,633,260
2.65%, 11/20/40 ................. 150 137,078
3.40%, 03/22/41 ................. 115 116,746
3.85%, 11/01/42 ................. 103 110,522
4.52%, 09/15/48 ................. 130 150,785
3.55%, 03/22/51 ................. 65 64,909
4.67%, 03/15/55 ................. 31 36,906
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(b)
.................... 400 424,500
Zayo Group Holdings, Inc.
(b)
:
4.00%, 03/01/27 ................. 688 675,960
6.13%, 03/01/28 ................. 490 502,862
15,186,778
Electric Utilities — 1.9%
Alliant Energy Finance LLC, 3.75%, 06/15/23
(b)
245 261,018
Baltimore Gas & Electric Co.:
3.35%, 07/01/23 ................. 470 496,711
3.20%, 09/15/49 ................. 50 48,551
2.90%, 06/15/50 ................. 95 87,842
DTE Electric Co.:
Series A, 4.05%, 05/15/48 .......... 110 124,614
3.95%, 03/01/49 ................. 50 55,887
Duke Energy Carolinas LLC:
6.10%, 06/01/37 ................. 24 31,936
6.05%, 04/15/38 ................. 100 135,453
3.75%, 06/01/45 ................. 50 53,474
3.70%, 12/01/47 ................. 60 63,736
3.95%, 03/15/48 ................. 50 54,848
3.20%, 08/15/49 ................. 200 196,132
Duke Energy Corp.:
3.95%, 10/15/23 ................. 335 360,232
3.75%, 04/15/24 ................. 360 388,251
2.65%, 09/01/26 ................. 100 104,633
2.45%, 06/01/30 ................. 260 256,558
Duke Energy Florida LLC:
2.50%, 12/01/29 ................. 395 402,815
1.75%, 06/15/30 ................. 85 80,391
6.40%, 06/15/38 ................. 80 113,648
5.65%, 04/01/40 ................. 50 66,497
Duke Energy Progress LLC:
3.45%, 03/15/29 ................. 313 340,230
4.10%, 05/15/42 ................. 50 56,137
4.15%, 12/01/44 ................. 80 90,485
2.50%, 08/15/50 ................. 50 42,609
Entergy Corp., 0.90%, 09/15/25 ........ 375 366,192
Exelon Corp.:
2.45%, 04/15/21 ................. 225 225,126
3.50%, 06/01/22 ................. 150 154,714
4.05%, 04/15/30 ................. 50 55,714
4.70%, 04/15/50 ................. 70 83,847
FirstEnergy Corp.:
Series A, 3.35%, 07/15/22
(h)
......... 17 17,255
Series B, 4.40%, 07/15/27
(h)
......... 230 247,250
2.65%, 03/01/30 ................. 218 207,306
Series B, 2.25%, 09/01/30 .......... 7 6,493
Series C, 5.35%, 07/15/47
(h)
......... 217 243,728
Series C, 3.40%, 03/01/50 .......... 84 73,500
FirstEnergy Transmission LLC
(b)
:
4.35%, 01/15/25 ................. 205 222,220
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
5.45%, 07/15/44 ................. USD 120 $ 138,643
4.55%, 04/01/49 ................. 56 59,055
Florida Power & Light Co.:
4.13%, 02/01/42 ................. 120 137,469
3.95%, 03/01/48 ................. 50 57,031
3.15%, 10/01/49 ................. 100 100,642
Interstate Power and Light Co., 3.25%,
12/01/24 ..................... 100 107,932
MidAmerican Energy Co.:
3.65%, 04/15/29 ................. 200 221,855
4.25%, 07/15/49 ................. 235 276,001
Mid-Atlantic Interstate Transmission LLC,
4.10%, 05/15/28
(b)
............... 190 205,868
NextEra Energy Capital Holdings, Inc.:
3.15%, 04/01/24 ................. 355 378,427
2.75%, 05/01/25 ................. 65 68,688
3.55%, 05/01/27 ................. 140 153,654
NextEra Energy Operating Partners LP, 4.25%,
09/15/24
(b)
.................... 4 4,220
Northern States Power Co.:
2.90%, 03/01/50 ................. 62 59,225
2.60%, 06/01/51 ................. 60 53,729
NRG Energy, Inc.
(b)
:
2.45%, 12/02/27 ................. 145 144,125
3.63%, 02/15/31 ................. 108 105,300
Ohio Power Co.:
Series P, 2.60%, 04/01/30 .......... 200 203,227
4.00%, 06/01/49 ................. 120 133,997
Oncor Electric Delivery Co. LLC:
2.75%, 06/01/24 ................. 240 254,159
2.75%, 05/15/30 ................. 150 156,350
4.10%, 11/15/48 ................. 146 165,478
3.10%, 09/15/49 ................. 100 97,082
3.70%, 05/15/50 ................. 264 283,651
Pacific Gas & Electric Co.:
(LIBOR USD 3 Month + 1.38%), 1.57%,
11/15/21
(a)
................... 415 415,793
1.37%, 03/10/23 ................. 460 460,133
3.40%, 08/15/24 ................. 190 201,291
3.45%, 07/01/25 ................. 260 275,151
3.30%, 12/01/27 ................. 440 459,512
4.50%, 07/01/40 ................. 50 50,727
4.45%, 04/15/42 ................. 85 83,886
4.00%, 12/01/46 ................. 46 42,684
4.95%, 07/01/50 ................. 104 106,880
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... 102 103,658
PG&E Corp., 5.25%, 07/01/30 ......... 63 66,780
PPL Electric Utilities Corp., 3.95%, 06/01/47 25 27,549
Progress Energy, Inc., 6.00%, 12/01/39 ... 105 135,231
Public Service Co. of Colorado:
3.80%, 06/15/47 ................. 60 64,703
Series 34, 3.20%, 03/01/50 ......... 75 75,158
2.70%, 01/15/51 ................. 50 45,235
Southern California Edison Co.:
1.10%, 04/01/24 ................. 505 504,993
Series E, 3.70%, 08/01/25 .......... 300 327,644
4.00%, 04/01/47 ................. 46 47,385
Series C, 4.13%, 03/01/48 .......... 9 9,430
Series B, 4.88%, 03/01/49 .......... 65 75,454
Series 20A, 2.95%, 02/01/51 ........ 75 65,844
Tampa Electric Co.:
4.45%, 06/15/49 ................. 100 116,169
3.45%, 03/15/51 ................. 35 35,328

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23 .......... USD 510 $ 528,848
8.88%, 11/15/38 ................. 150 257,760
4.45%, 02/15/44 ................. 100 117,358
4.60%, 12/01/48 ................. 180 221,104
3.30%, 12/01/49 ................. 289 287,424
2.45%, 12/15/50 ................. 150 128,145
Wisconsin Electric Power Co., 2.05%, 12/15/24 250 261,241
14,980,339
Electrical Equipment — 0.0%
Sensata Technologies BV
(b)
:
5.63%, 11/01/24 ................. 9 9,990
5.00%, 10/01/25 ................. 4 4,420
4.00%, 04/15/29 ................. 39 39,703
54,113
Electronic Equipment, Instruments & Components — 0.0%
Amphenol Corp., 2.05%, 03/01/25 ....... 70 72,220
CDW LLC, 3.25%, 02/15/29 .......... 65 64,188
Corning, Inc., 2.90%, 05/15/22 ......... 30 30,676
Itron, Inc., 5.00%, 01/15/26
(b)
.......... 6 6,147
MTS Systems Corp., 5.75%, 08/15/27
(b)
... 42 45,754
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
99 103,703
322,688
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
:
6.88%, 04/01/27 ................. 59 61,508
6.25%, 04/01/28 ................. 324 329,119
ChampionX Corp., 6.38%, 05/01/26 ...... 48 50,280
Halliburton Co.:
3.50%, 08/01/23 ................. 21 22,248
3.80%, 11/15/25 ................. 4 4,399
2.92%, 03/01/30 ................. 90 89,822
5.00%, 11/15/45 ................. 85 94,763
New Fortress Energy, Inc., 6.50%, 09/30/26
(b)
358 360,685
Schlumberger Finance Canada Ltd., 1.40%,
09/17/25 ..................... 40 40,034
TechnipFMC plc, 6.50%, 02/01/26
(b)
...... 142 148,580
Tervita Corp., 11.00%, 12/01/25
(b)
....... 63 71,505
Transocean, Inc., 11.50%, 01/30/27
(b)
..... 19 16,297
USA Compression Partners LP:
6.88%, 04/01/26 ................. 143 146,664
6.88%, 09/01/27 ................. 172 177,160
1,613,064
Entertainment — 0.3%
Cinemark USA, Inc., 5.88%, 03/15/26
(b)
... 40 40,957
Live Nation Entertainment, Inc.:
2.50%, 03/15/23
(d)
................ 163 227,695
4.88%, 11/01/24
(b)
................ 9 9,159
2.00%, 02/15/25
(d)
................ 48 53,160
6.50%, 05/15/27
(b)
................ 455 505,050
4.75%, 10/15/27
(b)
................ 85 85,637
3.75%, 01/15/28
(b)
................ 60 59,175
Netflix, Inc.:
4.38%, 11/15/26 ................. 237 264,788
5.88%, 11/15/28 ................. 126 152,406
6.38%, 05/15/29 ................. 11 13,640
5.38%, 11/15/29
(b)
................ 246 290,907
4.88%, 06/15/30
(b)
................ 68 78,305
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.. 104 102,461
Walt Disney Co. (The):
4.63%, 03/23/40 ................. 92 111,959
3.50%, 05/13/40 ................. 201 212,536
4.70%, 03/23/50 ................. 18 22,557
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp.
(b)
:
5.50%, 04/15/26 ................. USD 22 $ 22,618
3.88%, 07/15/30 ................. 4 4,039
2,257,049
Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.:
3.80%, 04/15/26 ................. 200 220,697
2.75%, 12/15/29 ................. 175 178,523
4.90%, 12/15/30 ................. 185 218,535
1.88%, 02/01/33 ................. 160 145,472
American Tower Corp.:
3.00%, 06/15/23 ................. 35 36,830
5.00%, 02/15/24 ................. 285 318,007
2.40%, 03/15/25 ................. 330 344,277
4.00%, 06/01/25 ................. 175 192,566
1.30%, 09/15/25 ................. 100 99,569
3.38%, 10/15/26 ................. 185 200,067
2.75%, 01/15/27 ................. 115 120,042
3.95%, 03/15/29 ................. 255 280,720
1.88%, 10/15/30 ................. 150 140,327
2.70%, 04/15/31 ................. 400 400,452
AvalonBay Communities, Inc., 2.95%, 09/15/22 30 30,880
Boston Properties LP:
4.50%, 12/01/28 ................. 80 90,605
3.40%, 06/21/29 ................. 30 31,516
3.25%, 01/30/31 ................. 10 10,352
Brookfield Property REIT, Inc., 5.75%,
05/15/26
(b)
.................... 102 105,009
Camden Property Trust, 2.80%, 05/15/30 .. 70 71,807
Crown Castle International Corp.:
3.15%, 07/15/23 ................. 770 815,529
3.20%, 09/01/24 ................. 130 139,603
3.65%, 09/01/27 ................. 220 239,742
4.30%, 02/15/29 ................. 45 50,441
3.10%, 11/15/29 ................. 60 61,932
3.30%, 07/01/30 ................. 20 20,935
2.25%, 01/15/31 ................. 250 240,287
2.90%, 04/01/41 ................. 50 46,000
4.15%, 07/01/50 ................. 60 64,430
Diversified Healthcare Trust, 9.75%, 06/15/25 21 23,772
Duke Realty LP, 2.88%, 11/15/29 ....... 50 51,312
Equinix, Inc.:
1.25%, 07/15/25 ................. 335 332,194
2.90%, 11/18/26 ................. 75 79,100
1.55%, 03/15/28 ................. 150 143,335
3.00%, 07/15/50 ................. 25 22,033
2.95%, 09/15/51 ................. 135 118,849
ERP Operating LP:
2.85%, 11/01/26 ................. 90 95,866
2.50%, 02/15/30 ................. 50 50,175
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.. 67 65,307
GLP Capital LP, 4.00%, 01/15/31 ....... 61 63,042
Healthpeak Properties, Inc., 3.00%, 01/15/30 55 56,734
Iron Mountain, Inc.
(b)
:
5.25%, 03/15/28 ................. 17 17,659
5.25%, 07/15/30 ................. 124 127,943
5.63%, 07/15/32 ................. 182 190,190
MGM Growth Properties Operating Partnership
LP:
5.63%, 05/01/24 ................. 236 253,315
4.63%, 06/15/25
(b)
................ 90 94,923
4.50%, 09/01/26 ................. 272 284,672
4.50%, 01/15/28 ................. 135 139,685
3.88%, 02/15/29
(b)
................ 97 96,624
Mid-America Apartments LP, 1.70%, 02/15/31 45 41,341

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP:
5.00%, 10/15/27 ................. USD 22 $ 23,144
4.63%, 08/01/29 ................. 217 228,290
3.50%, 03/15/31 ................. 252 247,293
Prologis LP:
3.88%, 09/15/28 ................. 50 55,598
2.25%, 04/15/30 ................. 100 98,878
Realty Income Corp., 3.00%, 01/15/27 .... 125 132,708
Regency Centers LP, 4.13%, 03/15/28 .... 70 76,513
RHP Hotel Properties LP:
4.75%, 10/15/27 ................. 261 267,165
4.50%, 02/15/29
(b)
................ 62 62,246
SBA Communications Corp., 3.88%, 02/15/27 419 428,302
Service Properties Trust:
4.50%, 06/15/23 ................. 10 10,159
4.35%, 10/01/24 ................. 10 9,941
7.50%, 09/15/25 ................. 124 140,916
5.50%, 12/15/27 ................. 41 43,367
UDR, Inc., 2.10%, 08/01/32 ........... 70 65,039
Uniti Group LP
(b)
:
6.00%, 04/15/23 ................. 128 130,080
7.88%, 02/15/25 ................. 28 30,261
6.50%, 02/15/29 ................. 204 201,450
Ventas Realty LP:
3.00%, 01/15/30 ................. 55 56,086
4.75%, 11/15/30 ................. 50 57,639
VEREIT Operating Partnership LP:
2.20%, 06/15/28 ................. 110 107,943
2.85%, 12/15/32 ................. 95 92,003
VICI Properties LP
(b)
:
3.50%, 02/15/25 ................. 44 44,797
4.25%, 12/01/26 ................. 324 331,480
3.75%, 02/15/27 ................. 66 66,000
4.63%, 12/01/29 ................. 208 215,771
4.13%, 08/15/30 ................. 288 290,506
10,776,798
Food & Staples Retailing — 0.4%
7-Eleven, Inc.
(b)
:
(LIBOR USD 3 Month + 0.45%), 0.65%,
08/10/22
(a)
................... 310 310,318
0.80%, 02/10/24 ................. 225 224,256
0.95%, 02/10/26 ................. 375 365,288
Albertsons Cos., Inc.
(b)
:
3.25%, 03/15/26 ................. 109 108,582
4.63%, 01/15/27 ................. 372 385,558
5.88%, 02/15/28 ................. 80 85,300
4.88%, 02/15/30 ................. 6 6,168
Alimentation Couche-Tard, Inc., 2.70%,
07/26/22
(b)
.................... 175 179,609
Kroger Co. (The):
4.45%, 02/01/47 ................. 65 73,283
5.40%, 01/15/49 ................. 50 63,948
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
29 30,994
US Foods, Inc.
(b)
:
6.25%, 04/15/25 ................. 29 31,088
4.75%, 02/15/29 ................. 101 101,000
Walmart, Inc.:
2.65%, 12/15/24 ................. 117 125,229
3.55%, 06/26/25 ................. 46 50,717
3.05%, 07/08/26 ................. 100 108,657
3.70%, 06/26/28 ................. 342 384,643
4.05%, 06/29/48 ................. 185 219,064
2,853,702
Security
Par (000)
Par (000) Value
Food Products — 0.4%
Chobani LLC
(b)
:
7.50%, 04/15/25 ................. USD 207 $ 215,476
4.63%, 11/15/28 ................. 78 79,560
General Mills, Inc.:
4.00%, 04/17/25 ................. 95 105,027
2.88%, 04/15/30 ................. 10 10,324
Hershey Co. (The), 0.90%, 06/01/25 ..... 160 158,590
JBS USA LUX SA, 6.50%, 04/15/29
(b)
..... 104 117,468
Kraft Heinz Foods Co.:
3.00%, 06/01/26 ................. 65 68,402
4.25%, 03/01/31 ................. 349 384,227
6.88%, 01/26/39 ................. 47 64,746
4.63%, 10/01/39 ................. 16 17,287
6.50%, 02/09/40 ................. 35 45,707
5.00%, 06/04/42 ................. 24 27,010
5.20%, 07/15/45 ................. 79 91,368
4.38%, 06/01/46 ................. 159 166,214
4.88%, 10/01/49 ................. 386 432,942
5.50%, 06/01/50 ................. 487 596,186
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
21 22,676
McCormick & Co., Inc., 0.90%, 02/15/26 ... 95 92,603
Post Holdings, Inc.
(b)
:
5.63%, 01/15/28 ................. 61 64,186
4.50%, 09/15/31 ................. 98 96,922
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.. 98 98,859
TreeHouse Foods, Inc., 4.00%, 09/01/28 .. 38 38,269
Tyson Foods, Inc.:
3.90%, 09/28/23 ................. 40 43,092
3.95%, 08/15/24 ................. 100 109,189
3,146,330
Gas Utilities — 0.1%
Atmos Energy Corp., 2.63%, 09/15/29 .... 40 40,651
CenterPoint Energy Resources Corp., 1.75%,
10/01/30 ..................... 130 119,353
Eastern Energy Gas Holdings LLC, 4.60%,
12/15/44 ..................... 50 55,848
ONE Gas, Inc., 1.10%, 03/11/24 ........ 310 309,912
Piedmont Natural Gas Co., Inc., 3.35%,
06/01/50 ..................... 50 48,607
Superior Plus LP, 4.50%, 03/15/29
(b)
..... 46 46,469
620,840
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
3.88%, 09/15/25 ................. 140 155,279
3.75%, 11/30/26 ................. 68 76,328
4.75%, 11/30/36 ................. 105 129,930
4.90%, 11/30/46 ................. 70 91,166
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 315 328,973
Becton Dickinson and Co.:
2.89%, 06/06/22 ................. 891 914,092
3.73%, 12/15/24 ................. 190 207,542
3.70%, 06/06/27 ................. 484 533,861
3.79%, 05/20/50 ................. 180 191,240
Hologic, Inc., 3.25%, 02/15/29
(b)
........ 27 26,663
Medtronic, Inc.:
3.50%, 03/15/25 ................. 122 133,811
4.38%, 03/15/35 ................. 108 129,867
Ortho-Clinical Diagnostics, Inc.
(b)
:
7.38%, 06/01/25 ................. 83 89,233
7.25%, 02/01/28 ................. 401 439,360
Teleflex, Inc.:
4.88%, 06/01/26 ................. 19 19,475
4.63%, 11/15/27 ................. 20 21,175

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
4.25%, 06/01/28
(b)
................ USD 29 $ 30,051
3,518,046
Health Care Providers & Services — 1.9%
Acadia Healthcare Co., Inc.
(b)
:
5.50%, 07/01/28 ................. 22 23,160
5.00%, 04/15/29 ................. 54 56,037
AdaptHealth LLC
(b)
:
6.13%, 08/01/28 ................. 40 42,400
4.63%, 08/01/29 ................. 33 32,835
Aetna, Inc.:
2.75%, 11/15/22 ................. 25 25,753
4.13%, 11/15/42 ................. 50 54,351
3.88%, 08/15/47 ................. 100 104,680
AHP Health Partners, Inc., 9.75%, 07/15/26
(b)
154 166,898
Akumin, Inc., 7.00%, 11/01/25
(b)
........ 37 39,359
Anthem, Inc.:
2.38%, 01/15/25 ................. 615 642,751
3.65%, 12/01/27 ................. 20 22,071
4.10%, 03/01/28 ................. 120 134,961
2.75%, 10/15/42
(d)
................ 44 220,497
4.65%, 01/15/43 ................. 55 65,360
3.70%, 09/15/49 ................. 1 1,038
3.13%, 05/15/50 ................. 126 120,235
Centene Corp.:
4.25%, 12/15/27 ................. 268 281,903
4.63%, 12/15/29 ................. 505 546,564
3.38%, 02/15/30 ................. 30 30,281
3.00%, 10/15/30 ................. 182 181,698
2.50%, 03/01/31 ................. 517 493,745
Cigna Corp.:
3.05%, 11/30/22 ................. 400 415,295
3.00%, 07/15/23 ................. 200 210,315
4.13%, 11/15/25 ................. 675 752,628
1.25%, 03/15/26 ................. 200 197,436
4.80%, 08/15/38 ................. 50 59,760
4.90%, 12/15/48 ................. 120 146,983
CommonSpirit Health:
3.35%, 10/01/29 ................. 150 160,047
2.78%, 10/01/30 ................. 40 40,472
3.91%, 10/01/50 ................. 180 183,367
Community Health Systems Inc, 8.13%,
06/30/24
(b)
.................... 95 99,660
Community Health Systems, Inc.
(b)
:
6.63%, 02/15/25 ................. 692 730,496
8.00%, 03/15/26 ................. 231 249,780
5.63%, 03/15/27 ................. 111 116,272
6.00%, 01/15/29 ................. 95 100,463
6.88%, 04/15/29 ................. 73 76,422
CVS Health Corp.:
2.63%, 08/15/24 ................. 125 131,902
3.88%, 07/20/25 ................. 270 298,446
1.30%, 08/21/27 ................. 225 216,145
4.30%, 03/25/28 ................. 392 445,148
3.75%, 04/01/30 ................. 250 272,716
1.88%, 02/28/31 ................. 710 666,890
4.78%, 03/25/38 ................. 60 70,811
5.13%, 07/20/45 ................. 125 153,031
5.05%, 03/25/48 ................. 220 270,081
DaVita, Inc., 4.63%, 06/01/30
(b)
........ 53 54,000
Encompass Health Corp.:
4.50%, 02/01/28 ................. 2 2,048
4.75%, 02/01/30 ................. 74 76,124
4.63%, 04/01/31 ................. 32 33,120
HCA, Inc.:
5.00%, 03/15/24 ................. 130 144,645
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.38%, 02/01/25 ................. USD 55 $ 61,353
5.25%, 06/15/26 ................. 54 62,065
5.63%, 09/01/28 ................. 123 141,450
4.13%, 06/15/29 ................. 25 27,705
3.50%, 09/01/30 ................. 367 370,109
5.50%, 06/15/47 ................. 164 203,982
5.25%, 06/15/49 ................. 215 263,089
Legacy LifePoint Health LLC
(b)
:
6.75%, 04/15/25 ................. 40 42,500
4.38%, 02/15/27 ................. 36 35,280
LifePoint Health, Inc., 5.38%, 01/15/29
(b)
... 151 148,735
MEDNAX, Inc., 6.25%, 01/15/27
(b)
....... 76 81,267
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 23 24,207
Molina Healthcare, Inc.
(b)
:
4.38%, 06/15/28 ................. 82 84,375
3.88%, 11/15/30 ................. 99 101,846
Northwell Healthcare, Inc., 4.26%, 11/01/47 . 19 21,374
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
.................... 92 98,210
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
............... 33 35,722
RP Escrow Issuer LLC, 5.25%, 12/15/25
(b)
.. 49 50,776
Surgery Center Holdings, Inc.
(b)
:
6.75%, 07/01/25 ................. 315 321,993
10.00%, 04/15/27 ................ 172 189,630
Sutter Health:
Series 20A, 2.29%, 08/15/30 ........ 223 219,059
Series 20A, 3.36%, 08/15/50 ........ 43 42,551
Tenet Healthcare Corp.
(b)
:
4.63%, 09/01/24 ................. 19 19,546
7.50%, 04/01/25 ................. 32 34,549
4.88%, 01/01/26 ................. 477 495,966
6.25%, 02/01/27 ................. 8 8,447
5.13%, 11/01/27 ................. 332 347,172
4.63%, 06/15/28 ................. 12 12,300
6.13%, 10/01/28 ................. 140 146,125
UnitedHealth Group, Inc.:
3.75%, 07/15/25 ................. 250 276,875
3.70%, 12/15/25 ................. 140 155,510
3.10%, 03/15/26 ................. 10 10,860
3.50%, 08/15/39 ................. 55 59,205
2.75%, 05/15/40 ................. 105 103,240
4.38%, 03/15/42 ................. 200 237,940
4.75%, 07/15/45 ................. 105 132,315
4.25%, 06/15/48 ................. 20 23,843
3.70%, 08/15/49 ................. 50 54,330
3.88%, 08/15/59 ................. 26 29,035
US Acute Care Solutions LLC, 6.38%,
03/01/26
(b)
.................... 12 12,450
Vizient, Inc., 6.25%, 05/15/27
(b)
........ 114 120,982
14,569,048
Health Care Technology — 0.0%
IQVIA, Inc., 5.00%, 05/15/27
(b)
......... 200 211,159
Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC
(b)
:
5.75%, 04/15/25 ................. 100 106,250
3.88%, 01/15/28 ................. 88 88,945
4.38%, 01/15/28 ................. 292 293,378
Affinity Gaming, 6.88%, 12/15/27
(b)
...... 38 40,043
Boyd Gaming Corp.:
8.63%, 06/01/25
(b)
................ 99 110,088
6.38%, 04/01/26 ................. 34 35,105
4.75%, 12/01/27 ................. 63 64,211
Boyne USA, Inc., 7.25%, 05/01/25
(b)
..... 44 45,738

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(b)
:
6.25%, 07/01/25 ................. USD 505 $ 538,337
8.13%, 07/01/27 ................. 518 571,222
Caesars Resort Collection LLC, 5.75%,
07/01/25
(b)
.................... 297 313,424
Carnival Corp.
(b)
:
11.50%, 04/01/23 ................ 135 154,744
10.50%, 02/01/26 ................ 34 39,993
5.75%, 03/01/27 ................. 438 449,497
9.88%, 08/01/27 ................. 59 69,466
CCM Merger, Inc., 6.38%, 05/01/26
(b)
..... 54 57,341
Cedar Fair LP
(b)
:
5.50%, 05/01/25 ................. 309 325,235
6.50%, 10/01/28 ................. 18 19,350
Churchill Downs, Inc.
(b)
:
5.50%, 04/01/27 ................. 253 264,436
4.75%, 01/15/28 ................. 65 67,225
Full House Resorts, Inc., 8.25%, 02/15/28
(b)
. 22 23,437
Golden Nugget, Inc., 6.75%, 10/15/24
(b)
... 301 304,362
Hilton Domestic Operating Co., Inc.:
5.38%, 05/01/25
(b)
................ 85 89,590
5.75%, 05/01/28
(b)
................ 51 54,890
4.88%, 01/15/30 ................. 294 311,875
4.00%, 05/01/31
(b)
................ 36 36,000
Hilton Worldwide Finance LLC, 4.88%,
04/01/27 ..................... 41 42,794
KFC Holding Co., 5.25%, 06/01/26
(b)
..... 95 97,905
Life Time, Inc.
(b)
:
5.75%, 01/15/26 ................. 108 111,110
8.00%, 04/15/26 ................. 70 72,100
Marriott International, Inc.:
Series N, 3.13%, 10/15/21 .......... 70 70,412
Series EE, 5.75%, 05/01/25 ......... 25 28,687
Marriott Ownership Resorts, Inc., 6.50%,
09/15/26 ..................... 8 8,355
McDonald's Corp.:
1.45%, 09/01/25 ................. 320 323,059
4.88%, 12/09/45 ................. 55 66,580
3.63%, 09/01/49 ................. 50 52,193
MGM Resorts International:
7.75%, 03/15/22 ................. 87 91,646
6.00%, 03/15/23 ................. 8 8,570
5.75%, 06/15/25 ................. 29 31,610
NCL Corp. Ltd.
(b)
:
10.25%, 02/01/26 ................ 31 36,372
5.88%, 03/15/26 ................. 62 62,620
NCL Finance Ltd., 6.13%, 03/15/28
(b)
..... 107 109,006
Peninsula Pacific Entertainment LLC, 8.50%,
11/15/27
(b)
.................... 53 56,975
Powdr Corp., 6.00%, 08/01/25
(b)
........ 120 126,462
Royal Caribbean Cruises Ltd.
(b)
:
10.88%, 06/01/23 ................ 35 40,260
9.13%, 06/15/23 ................. 43 47,383
11.50%, 06/01/25 ................ 70 81,638
5.50%, 04/01/28 ................. 165 165,825
Scientific Games International, Inc.
(b)
:
8.63%, 07/01/25 ................. 55 59,796
5.00%, 10/15/25 ................. 136 140,855
8.25%, 03/15/26 ................. 117 125,483
7.00%, 05/15/28 ................. 38 40,607
7.25%, 11/15/29 ................. 27 29,295
SeaWorld Parks & Entertainment, Inc., 9.50%,
08/01/25
(b)
.................... 51 55,428
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(b)
425 459,531
Station Casinos LLC, 4.50%, 02/15/28
(b)
... 33 32,876
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Travel + Leisure Co., 6.63%, 07/31/26
(b)
... USD 46 $ 52,226
Vail Resorts, Inc., 6.25%, 05/15/25
(b)
..... 33 35,186
Viking Cruises Ltd., 7.00%, 02/15/29
(b)
.... 15 15,446
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
.................... 46 46,474
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
.................... 49 49,564
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
.. 89 93,195
Wynn Resorts Finance LLC
(b)
:
7.75%, 04/15/25 ................. 44 47,700
5.13%, 10/01/29 ................. 321 328,543
Yum! Brands, Inc.:
4.75%, 01/15/30
(b)
................ 2 2,115
5.35%, 11/01/43 ................. 14 14,770
7,834,834
Household Durables — 0.1%
Ashton Woods USA LLC, 6.63%, 01/15/28
(b)
11 11,715
Brookfield Residential Properties, Inc., 4.88%,
02/15/30
(b)
.................... 70 70,043
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
64 68,640
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
.................... 21 21,945
K. Hovnanian Enterprises, Inc., 7.75%,
02/15/26
(b)
.................... 64 68,480
Lennar Corp., 4.50%, 04/30/24 ........ 100 108,777
Mattamy Group Corp.
(b)
:
5.25%, 12/15/27 ................. 48 50,220
4.63%, 03/01/30 ................. 29 28,805
Meritage Homes Corp., 5.13%, 06/06/27 ... 17 18,657
New Home Co., Inc. (The), 7.25%, 10/15/25
(b)
22 22,775
Panasonic Corp., 2.54%, 07/19/22
(b)
..... 200 204,683
Picasso Finance Sub, Inc., 6.13%, 06/15/25
(b)
202 214,625
Taylor Morrison Communities, Inc.
(b)
:
5.88%, 06/15/27 ................. 21 23,205
5.13%, 08/01/30 ................. 11 11,687
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 107 106,465
TRI Pointe Group, Inc., 5.88%, 06/15/24 ... 20 22,100
TRI Pointe Homes, Inc.:
5.25%, 06/01/27 ................. 19 20,330
5.70%, 06/15/28 ................. 14 15,473
Williams Scotsman International, Inc., 4.63%,
08/15/28
(b)
.................... 77 78,444
1,167,069
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 . 60 60,600
Energizer Holdings, Inc.
(b)
:
4.75%, 06/15/28 ................. 29 29,906
4.38%, 03/31/29 ................. 6 6,021
Kronos Acquisition Holdings, Inc., 5.00%,
12/31/26
(b)
.................... 64 64,000
Spectrum Brands, Inc.:
5.75%, 07/15/25 ................. 6 6,187
5.00%, 10/01/29
(b)
................ 58 61,190
5.50%, 07/15/30
(b)
................ 42 44,940
3.88%, 03/15/31
(b)
................ 34 33,278
306,122
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
AES Corp. (The):
1.38%, 01/15/26 ................. 390 380,110
2.45%, 01/15/31 ................. 155 148,193
Alexander Funding Trust, 1.84%, 11/15/23 . 200 202,660

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Calpine Corp.:
5.25%, 06/01/26 ................. USD 21 $ 21,593
4.50%, 02/15/28 ................. 66 66,555
5.13%, 03/15/28 ................. 506 508,353
4.63%, 02/01/29 ................. 25 24,357
5.00%, 02/01/31 ................. 52 50,752
3.75%, 03/01/31 ................. 2 1,906
Clearway Energy Operating LLC, 4.75%,
03/15/28 ..................... 33 34,333
1,438,812
Industrial Conglomerates — 0.2%
General Electric Co.:
2.70%, 10/09/22 ................. 65 67,213
3.45%, 05/01/27 ................. 55 59,728
6.75%, 03/15/32 ................. 200 267,873
4.13%, 10/09/42 ................. 300 321,680
4.35%, 05/01/50 ................. 160 177,591
Roper Technologies, Inc.:
3.65%, 09/15/23 ................. 165 176,802
1.00%, 09/15/25 ................. 85 83,544
1.75%, 02/15/31 ................. 60 55,716
1,210,147
Insurance — 0.6%
Alliant Holdings Intermediate LLC
(b)
:
4.25%, 10/15/27 ................. 356 356,445
6.75%, 10/15/27 ................. 589 626,914
Allianz SE, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 2.97%),
3.50%
(a)(b)(f)
................... 400 406,000
Allstate Corp. (The), Series B, (LIBOR USD 3
Month + 2.94%), 5.75%, 08/15/53
(a)
.... 250 264,375
American International Group, Inc.:
4.50%, 07/16/44 ................. 252 285,318
4.80%, 07/10/45 ................. 58 68,547
4.75%, 04/01/48 ................. 50 59,546
AmWINS Group, Inc., 7.75%, 07/01/26
(b)
... 35 37,450
Aon Corp., 3.75%, 05/02/29 .......... 100 110,030
Aon plc, 4.45%, 05/24/43 ............ 140 156,935
AssuredPartners, Inc., 5.63%, 01/15/29
(b)
.. 84 85,596
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
. 134 143,882
Hartford Financial Services Group, Inc. (The):
(LIBOR USD 3 Month + 2.13%), 2.32%,
02/12/47
(a)(b)
.................. 275 263,994
4.40%, 03/15/48 ................. 20 23,024
HUB International Ltd., 7.00%, 05/01/26
(b)
.. 376 390,442
Marsh & McLennan Cos., Inc.:
3.50%, 06/03/24 ................. 100 107,705
3.50%, 03/10/25 ................. 210 227,918
2.25%, 11/15/30 ................. 190 186,555
MetLife, Inc., 4.72%, 12/15/44
(h)
........ 35 42,968
NFP Corp.
(b)
:
7.00%, 05/15/25 ................. 20 21,450
6.88%, 08/15/28 ................. 409 424,337
Principal Life Global Funding II, 2.25%,
11/21/24
(b)
.................... 110 114,852
Prudential Financial, Inc.:
3.94%, 12/07/49 ................. 50 54,736
4.35%, 02/25/50 ................. 95 109,958
Teachers Insurance & Annuity Association of
America
(b)
:
6.85%, 12/16/39 ................. 7 10,102
4.27%, 05/15/47 ................. 125 140,503
Security
Par (000)
Par (000) Value
Insurance (continued)
Travelers Cos., Inc. (The):
4.30%, 08/25/45 ................. USD 35 $ 40,628
2.55%, 04/27/50 ................. 15 13,407
4,773,617
Interactive Media & Services — 0.1%
Alphabet, Inc., 1.90%, 08/15/40 ........ 280 241,905
Rackspace Technology Global, Inc., 5.38%,
12/01/28
(b)
.................... 134 136,254
Twitter, Inc., 3.88%, 12/15/27
(b)
......... 75 78,637
456,796
Internet & Direct Marketing Retail — 0.3%
Alibaba Group Holding Ltd., 3.15%, 02/09/51 300 279,234
Amazon.com, Inc.:
3.15%, 08/22/27 ................. 405 443,140
3.88%, 08/22/37 ................. 159 182,179
2.50%, 06/03/50 ................. 60 53,667
2.70%, 06/03/60 ................. 60 53,218
ANGI Group LLC, 3.88%, 08/15/28
(b)
..... 83 83,000
Booking Holdings, Inc.:
2.75%, 03/15/23 ................. 40 41,682
4.10%, 04/13/25 ................. 45 50,142
0.75%, 05/01/25
(b)(d)
............... 166 244,020
Expedia Group, Inc.:
3.60%, 12/15/23
(b)
................ 65 69,183
6.25%, 05/01/25
(b)
................ 75 86,753
3.25%, 02/15/30 ................. 75 75,484
2.95%, 03/15/31
(b)
................ 60 59,178
Go Daddy Operating Co. LLC
(b)
:
5.25%, 12/01/27 ................. 50 52,875
3.50%, 03/01/29 ................. 43 42,248
Match Group Holdings II LLC
(b)
:
4.63%, 06/01/28 ................. 165 168,590
4.13%, 08/01/30 ................. 38 38,107
2,022,700
IT Services — 0.9%
Arches Buyer, Inc.
(b)
:
4.25%, 06/01/28 ................. 35 34,937
6.13%, 12/01/28 ................. 15 15,450
Austin BidCo, Inc., 7.13%, 12/15/28
(b)
..... 23 23,402
Banff Merger Sub, Inc., 9.75%, 09/01/26
(b)
.. 522 555,930
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
120 117,913
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
79 79,415
Cablevision Lightpath LLC
(b)
:
3.88%, 09/15/27 ................. 200 198,000
5.63%, 09/15/28 ................. 200 202,940
Endure Digital, Inc., 6.00%, 02/15/29
(b)
.... 62 60,599
Fidelity National Information Services, Inc.:
1.15%, 03/01/26 ................. 65 63,912
3.10%, 03/01/41 ................. 80 78,583
Fiserv, Inc.:
2.75%, 07/01/24 ................. 855 903,493
3.85%, 06/01/25 ................. 150 164,741
3.50%, 07/01/29 ................. 100 107,860
4.40%, 07/01/49 ................. 15 17,309
Gartner, Inc.
(b)
:
4.50%, 07/01/28 ................. 118 121,687
3.75%, 10/01/30 ................. 82 81,322
Global Payments, Inc.:
3.75%, 06/01/23 ................. 35 37,137
2.65%, 02/15/25 ................. 145 152,348
1.20%, 03/01/26 ................. 365 359,315
4.80%, 04/01/26 ................. 50 57,176
3.20%, 08/15/29 ................. 252 265,409
4.15%, 08/15/49 ................. 80 87,294

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
IT Services (continued)
International Business Machines Corp.:
3.00%, 05/15/24 ................. USD 995 $ 1,066,886
4.15%, 05/15/39 ................. 100 113,291
4.00%, 06/20/42 ................. 60 67,486
4.25%, 05/15/49 ................. 195 224,470
Mastercard, Inc.:
1.90%, 03/15/31 ................. 90 88,464
3.65%, 06/01/49 ................. 5 5,457
3.85%, 03/26/50 ................. 45 50,992
Northwest Fiber LLC
(b)
:
6.00%, 02/15/28 ................. 87 86,783
10.75%, 06/01/28 ................ 22 24,853
PayPal Holdings, Inc.:
1.65%, 06/01/25 ................. 250 254,601
2.85%, 10/01/29 ................. 50 52,092
2.30%, 06/01/30 ................. 200 198,122
3.25%, 06/01/50 ................. 95 94,521
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
.. 128 131,203
Tempo Acquisition LLC
(b)
:
5.75%, 06/01/25 ................. 101 106,681
6.75%, 06/01/25 ................. 258 263,644
Twilio, Inc., 3.88%, 03/15/31 .......... 44 44,940
Unisys Corp., 6.88%, 11/01/27
(b)
........ 34 37,230
Visa, Inc.:
2.05%, 04/15/30 ................. 30 29,947
3.65%, 09/15/47 ................. 55 60,797
6,788,632
Leisure Products — 0.0%
Mattel, Inc.:
6.75%, 12/31/25
(b)
................ 32 33,646
5.88%, 12/15/27
(b)
................ 68 74,652
3.75%, 04/01/29
(b)
................ 36 36,225
6.20%, 10/01/40 ................. 35 41,037
5.45%, 11/01/41 ................. 27 29,498
215,058
Life Sciences Tools & Services — 0.0%
(b)
Charles River Laboratories International, Inc.:
4.25%, 05/01/28 ................. 46 47,380
4.00%, 03/15/31 ................. 34 34,563
Syneos Health, Inc., 3.63%, 01/15/29 .... 147 142,957
224,900
Machinery — 0.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(b)
. 22 23,348
ATS Automation Tooling Systems, Inc., 4.13%,
12/15/28
(b)
.................... 34 33,703
Clark Equipment Co., 5.88%, 06/01/25
(b)
... 60 63,487
Colfax Corp., 6.38%, 02/15/26
(b)
........ 38 40,423
Deere & Co.:
2.75%, 04/15/25 ................. 100 106,436
3.75%, 04/15/50 ................. 20 22,486
EnPro Industries, Inc., 5.75%, 10/15/26 ... 108 114,318
GrafTech Finance, Inc., 4.63%, 12/15/28
(b)
.. 44 44,330
Grinding Media, Inc., 7.38%, 12/15/23
(b)
... 174 177,819
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b)(g)
........ 122 132,675
Meritor, Inc., 4.50%, 12/15/28
(b)
........ 24 24,072
Navistar International Corp.
(b)
:
9.50%, 05/01/25 ................. 35 38,456
6.63%, 11/01/25 ................. 91 94,415
Otis Worldwide Corp.:
2.57%, 02/15/30 ................. 43 43,309
3.11%, 02/15/40 ................. 61 60,052
RBS Global, Inc., 4.88%, 12/15/25
(b)
..... 56 57,137
Stevens Holding Co., Inc., 6.13%, 10/01/26
(b)
21 22,523
Security
Par (000)
Par (000) Value
Machinery (continued)
Terex Corp.
(b)
:
5.63%, 02/01/25 ................. USD 17 $ 17,478
5.00%, 05/15/29 ................. 103 106,626
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
... 297 308,494
Vertical Holdco GmbH, 7.63%, 07/15/28
(b)
.. 200 215,050
Vertical US Newco, Inc., 5.25%, 07/15/27
(b)
. 400 418,750
Wabash National Corp., 5.50%, 10/01/25
(b)
. 101 103,272
2,268,659
Media — 2.1%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(b)
.................... 47 48,880
Altice Financing SA
(b)
:
7.50%, 05/15/26 ................. 600 627,000
5.00%, 01/15/28 ................. 200 197,487
AMC Networks, Inc.:
4.75%, 08/01/25 ................. 83 85,143
4.25%, 02/15/29 ................. 41 39,873
Block Communications, Inc., 4.88%, 03/01/28
(b)
39 39,722
Cable One, Inc.
(b)
:
1.13%, 03/15/28
(d)
................ 215 216,612
4.00%, 11/15/30 ................. 23 22,752
Charter Communications Operating LLC:
Series USD, 4.50%, 02/01/24 ........ 730 798,430
4.91%, 07/23/25 ................. 1,000 1,133,647
5.05%, 03/30/29 ................. 300 344,826
6.38%, 10/23/35 ................. 99 128,204
6.48%, 10/23/45 ................. 586 762,979
5.13%, 07/01/49 ................. 95 106,882
6.83%, 10/23/55 ................. 12 16,415
Clear Channel International BV, 6.63%,
08/01/25
(b)
.................... 200 209,022
Clear Channel Outdoor Holdings, Inc., 7.75%,
04/15/28
(b)
.................... 168 166,152
Clear Channel Worldwide Holdings, Inc.:
9.25%, 02/15/24 ................. 67 69,700
5.13%, 08/15/27
(b)
................ 710 714,083
Comcast Corp.:
3.95%, 10/15/25 ................. 530 592,084
3.15%, 02/15/28 ................. 185 199,601
4.15%, 10/15/28 ................. 75 85,833
2.65%, 02/01/30 ................. 300 307,104
3.20%, 07/15/36 ................. 200 208,572
4.60%, 10/15/38 ................. 450 543,190
3.75%, 04/01/40 ................. 500 548,602
4.65%, 07/15/42 ................. 15 18,126
4.00%, 03/01/48 ................. 92 102,820
2.80%, 01/15/51 ................. 20 18,338
4.05%, 11/01/52 ................. 150 169,502
4.95%, 10/15/58 ................. 70 91,585
CSC Holdings LLC:
5.25%, 06/01/24 ................. 27 29,126
5.75%, 01/15/30
(b)
................ 200 210,649
4.63%, 12/01/30
(b)
................ 646 635,416
Diamond Sports Group LLC, 5.38%, 08/15/26
(b)
110 79,200
DISH DBS Corp.:
6.75%, 06/01/21 ................. 68 68,544
5.88%, 07/15/22 ................. 395 412,577
5.00%, 03/15/23 ................. 167 174,223
7.75%, 07/01/26 ................. 310 342,158
DISH Network Corp.
(d)
:
2.38%, 03/15/24 ................. 65 62,481
3.38%, 08/15/26 ................. 92 88,440
Entercom Media Corp., 6.50%, 05/01/27
(b)
.. 71 73,396
Fox Corp., 3.05%, 04/07/25 .......... 125 132,952
GCI LLC, 4.75%, 10/15/28
(b)
.......... 29 29,689

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc., 7.00%, 05/15/27
(b)
... USD 27 $ 29,362
Grupo Televisa SAB, 5.25%, 05/24/49 .... 200 228,500
Interpublic Group of Cos., Inc. (The):
3.75%, 10/01/21 ................. 20 20,334
3.38%, 03/01/41 ................. 75 72,894
5.40%, 10/01/48 ................. 15 18,476
LCPR Senior Secured Financing DAC
(b)
:
6.75%, 10/15/27 ................. 200 213,230
5.13%, 07/15/29 ................. 200 203,524
Liberty Broadband Corp.
(b)(d)
:
1.25%, 09/30/50 ................. 152 148,656
2.75%, 09/30/50 ................. 265 267,759
Meredith Corp., 6.88%, 02/01/26 ....... 9 9,256
Midcontinent Communications, 5.38%,
08/15/27
(b)
.................... 39 40,548
Omnicom Group, Inc., 3.65%, 11/01/24 ... 125 135,897
Outfront Media Capital LLC
(b)
:
5.00%, 08/15/27 ................. 84 84,840
4.25%, 01/15/29 ................. 41 39,472
Radiate Holdco LLC
(b)
:
4.50%, 09/15/26 ................. 331 334,724
6.50%, 09/15/28 ................. 618 652,577
Scripps Escrow II, Inc.
(b)
:
3.88%, 01/15/29 ................. 4 3,930
5.38%, 01/15/31 ................. 53 52,602
Sinclair Television Group, Inc., 4.13%,
12/01/30
(b)
.................... 158 152,272
Sirius XM Radio, Inc.
(b)
:
4.63%, 07/15/24 ................. 31 31,933
5.50%, 07/01/29 ................. 75 81,094
4.13%, 07/01/30 ................. 131 131,150
Sky Ltd., 3.75%, 09/16/24
(b)
........... 200 219,659
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
............... 200 210,000
Terrier Media Buyer, Inc., 8.88%, 12/15/27
(b)
313 336,804
Time Warner Cable LLC:
4.00%, 09/01/21 ................. 100 100,523
5.88%, 11/15/40 ................. 70 86,929
4.50%, 09/15/42 ................. 37 39,546
Univision Communications, Inc.
(b)
:
5.13%, 02/15/25 ................. 58 58,725
6.63%, 06/01/27 ................. 109 116,404
ViacomCBS, Inc.:
3.88%, 04/01/24 ................. 90 96,934
4.38%, 03/15/43 ................. 150 161,860
5.85%, 09/01/43 ................. 50 63,860
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
............... 403 410,052
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
.... 200 204,500
Ziggo BV, 5.50%, 01/15/27
(b)
.......... 300 312,375
16,323,218
Metals & Mining — 0.5%
Allegheny Technologies, Inc., 7.88%,
08/15/23
(h)
.................... 36 39,049
Arconic Corp.
(b)
:
6.00%, 05/15/25 ................. 61 65,745
6.13%, 02/15/28 ................. 176 187,440
Barrick Gold Corp., 5.25%, 04/01/42 ..... 100 123,795
BHP Billiton Finance USA Ltd., 5.00%, 09/30/43 55 71,138
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 533 580,543
Constellium SE
(b)
:
5.88%, 02/15/26 ................. 250 257,625
3.75%, 04/15/29 ................. 250 239,020
Freeport-McMoRan, Inc.:
4.38%, 08/01/28 ................. 112 118,804
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
5.45%, 03/15/43 ................. USD 364 $ 437,892
Joseph T Ryerson & Son, Inc., 8.50%,
08/01/28
(b)
.................... 104 116,480
Kaiser Aluminum Corp.
(b)
:
6.50%, 05/01/25 ................. 27 28,612
4.63%, 03/01/28 ................. 24 24,565
New Gold, Inc.
(b)
:
6.38%, 05/15/25 ................. 8 8,240
7.50%, 07/15/27 ................. 231 239,247
Newmont Corp.:
2.80%, 10/01/29 ................. 111 114,077
4.88%, 03/15/42 ................. 25 30,172
Novelis Corp.
(b)
:
5.88%, 09/30/26 ................. 124 129,425
4.75%, 01/30/30 ................. 290 298,903
Nucor Corp., 2.00%, 06/01/25 ......... 125 128,237
Southern Copper Corp., 5.88%, 04/23/45 .. 75 97,994
Steel Dynamics, Inc.:
2.40%, 06/15/25 ................. 20 20,845
1.65%, 10/15/27 ................. 115 112,594
3.25%, 10/15/50 ................. 50 46,658
United States Steel Corp.:
6.25%, 03/15/26 ................. 5 5,052
6.88%, 03/01/29 ................. 94 96,115
3,618,267
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.50%,
11/01/23
(b)
.................... 10 10,450
Multiline Retail — 0.1%
(b)
Macy's, Inc., 8.38%, 06/15/25 ......... 157 173,606
NMG Holding Co., Inc., 7.13%, 04/01/26 ... 137 139,740
Nordstrom, Inc., 8.75%, 05/15/25 ....... 133 150,525
463,871
Multi-Utilities — 0.2%
Berkshire Hathaway Energy Co., 2.85%,
05/15/51 ..................... 50 44,802
CenterPoint Energy, Inc., 2.50%, 09/01/22 . 25 25,673
CMS Energy Corp.:
3.00%, 05/15/26 ................. 125 132,610
3.45%, 08/15/27 ................. 100 109,886
Consumers Energy Co.:
3.25%, 08/15/46 ................. 50 49,859
3.10%, 08/15/50 ................. 100 98,379
2.50%, 05/01/60 ................. 105 87,187
Dominion Energy, Inc.:
4.10%, 04/01/21
(h)
................ 35 35,000
2.72%, 08/15/21
(h)
................ 200 201,664
3.07%, 08/15/24
(h)
................ 35 37,274
3.90%, 10/01/25 ................. 120 131,993
Series C, 3.38%, 04/01/30 .......... 100 106,472
NiSource, Inc.:
0.95%, 08/15/25 ................. 140 137,337
3.60%, 05/01/30 ................. 30 32,516
4.80%, 02/15/44 ................. 107 125,083
Sempra Energy:
3.40%, 02/01/28 ................. 340 364,629
3.80%, 02/01/38 ................. 150 161,231
1,881,595
Oil, Gas & Consumable Fuels — 4.9%
Aethon United BR LP, 8.25%, 02/15/26
(b)
... 285 294,975
Antero Midstream Partners LP
(b)
:
7.88%, 05/15/26 ................. 149 160,253
5.75%, 03/01/27 ................. 29 29,006

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Antero Resources Corp.
(b)
:
8.38%, 07/15/26 ................. USD 40 $ 44,100
7.63%, 02/01/29 ................. 98 104,370
Apache Corp.:
4.88%, 11/15/27 ................. 67 68,675
4.38%, 10/15/28 ................. 7 6,979
5.10%, 09/01/40 ................. 76 74,290
5.25%, 02/01/42 ................. 13 12,805
4.75%, 04/15/43 ................. 25 23,188
4.25%, 01/15/44 ................. 56 50,399
5.35%, 07/01/49 ................. 16 15,280
Ascent Resources Utica Holdings LLC
(b)
:
9.00%, 11/01/27 ................. 127 161,290
8.25%, 12/31/28 ................. 36 37,440
Baytex Energy Corp., 8.75%, 04/01/27
(b)
... 44 39,930
Blue Racer Midstream LLC, 7.63%, 12/15/25
(b)
53 57,119
BP Capital Markets America, Inc.:
3.79%, 02/06/24 ................. 85 92,208
3.54%, 04/06/27 ................. 175 191,542
3.59%, 04/14/27 ................. 35 38,365
3.94%, 09/21/28 ................. 50 55,616
4.23%, 11/06/28 ................. 135 153,157
1.75%, 08/10/30 ................. 60 56,675
3.38%, 02/08/61 ................. 25 23,171
BP Capital Markets plc:
3.81%, 02/10/24 ................. 70 76,299
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.04%),
4.38%
(a)(f)
.................... 350 370,230
3.28%, 09/19/27 ................. 16 17,281
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%),
4.88%
(a)(f)
.................... 300 321,375
Buckeye Partners LP:
4.13%, 03/01/25
(b)
................ 30 30,609
3.95%, 12/01/26 ................. 10 9,885
4.50%, 03/01/28
(b)
................ 69 69,172
5.85%, 11/15/43 ................. 34 33,026
5.60%, 10/15/44 ................. 38 36,651
Callon Petroleum Co., 9.00%, 04/01/25
(b)
.. 300 304,314
Cameron LNG LLC, 3.30%, 01/15/35
(b)
.... 140 143,872
Canadian Natural Resources Ltd., 2.95%,
01/15/23 ..................... 65 67,459
Centennial Resource Production LLC:
6.88%, 04/01/27
(b)
................ 87 77,430
3.25%, 04/01/28
(d)
................ 151 144,401
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25 ................. 365 415,939
5.13%, 06/30/27 ................. 150 171,543
Cheniere Energy Partners LP:
5.63%, 10/01/26 ................. 146 152,672
4.50%, 10/01/29 ................. 148 153,479
4.00%, 03/01/31
(b)
................ 196 199,430
Cheniere Energy, Inc., 4.63%, 10/15/28
(b)
.. 515 534,848
Chesapeake Energy Corp.
(b)
:
5.50%, 02/01/26 ................. 20 20,818
5.88%, 02/01/29 ................. 60 63,600
Chevron Corp., 1.55%, 05/11/25 ........ 615 627,548
Chevron USA, Inc., 4.20%, 10/15/49 ..... 140 159,428
Cimarex Energy Co., 4.38%, 06/01/24 .... 130 141,384
CITGO Petroleum Corp.
(b)
:
7.00%, 06/15/25 ................. 63 64,811
6.38%, 06/15/26 ................. 81 81,732
CNX Resources Corp.
(b)
:
2.25%, 05/01/26
(d)
................ 100 135,130
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.25%, 03/14/27 ................. USD 2 $ 2,148
6.00%, 01/15/29 ................. 103 107,036
Colgate Energy Partners III LLC, 7.75%,
02/15/26
(b)
.................... 92 90,179
Comstock Resources, Inc.:
7.50%, 05/15/25
(b)
................ 48 49,800
9.75%, 08/15/26 ................. 23 25,013
6.75%, 03/01/29
(b)
................ 176 180,400
ConocoPhillips
(b)
:
3.75%, 10/01/27 ................. 380 419,884
4.30%, 08/15/28 ................. 60 68,014
2.40%, 02/15/31 ................. 30 29,601
4.85%, 08/15/48 ................. 100 121,335
Continental Resources, Inc.:
5.00%, 09/15/22 ................. 46 46,037
4.50%, 04/15/23 ................. 6 6,214
5.75%, 01/15/31
(b)
................ 102 115,246
4.90%, 06/01/44 ................. 55 55,001
Crestwood Midstream Partners LP
(b)
:
5.63%, 05/01/27 ................. 53 52,072
6.00%, 02/01/29 ................. 106 104,410
CrownRock LP, 5.63%, 10/15/25
(b)
...... 490 499,908
DCP Midstream Operating LP
(b)
:
6.45%, 11/03/36 ................. 78 87,165
6.75%, 09/15/37 ................. 69 77,021
Devon Energy Corp.:
5.60%, 07/15/41 ................. 153 176,513
4.75%, 05/15/42 ................. 84 89,116
Diamondback Energy, Inc.:
0.90%, 03/24/23 ................. 100 100,064
2.88%, 12/01/24 ................. 780 822,541
4.75%, 05/31/25 ................. 10 11,175
3.50%, 12/01/29 ................. 375 389,193
Double Eagle III Midco 1 LLC, 7.75%,
12/15/25
(b)
.................... 239 255,185
Enbridge, Inc.:
2.90%, 07/15/22 ................. 135 138,826
4.00%, 10/01/23 ................. 200 214,421
2.50%, 01/15/25 ................. 305 317,884
3.70%, 07/15/27 ................. 150 163,129
4.50%, 06/10/44 ................. 190 205,575
Series 16-A, (LIBOR USD 3 Month +
3.89%), 6.00%, 01/15/77
(a)
........ 775 827,312
(LIBOR USD 3 Month + 3.64%), 6.25%,
03/01/78
(a)
................... 67 70,142
Series 20-A, (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
5.31%), 5.75%, 07/15/80
(a)
........ 250 267,500
Endeavor Energy Resources LP
(b)
:
6.63%, 07/15/25 ................. 41 43,818
5.50%, 01/30/26 ................. 136 141,141
5.75%, 01/30/28 ................. 74 78,168
Energy Transfer Operating LP:
3.60%, 02/01/23 ................. 30 31,242
5.88%, 01/15/24 ................. 585 651,207
4.90%, 02/01/24 ................. 330 360,117
4.20%, 04/15/27 ................. 200 217,955
5.25%, 04/15/29 ................. 50 56,914
6.50%, 02/01/42 ................. 150 178,880
5.30%, 04/15/47 ................. 40 42,216
6.25%, 04/15/49 ................. 445 522,344
Energy Transfer Partners LP, 5.00%, 10/01/22 55 57,765
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
. 55 53,184
EnLink Midstream Partners LP:
4.40%, 04/01/24 ................. 78 78,624

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
4.15%, 06/01/25 ................. USD 38 $ 37,153
4.85%, 07/15/26 ................. 79 76,316
5.60%, 04/01/44 ................. 7 5,810
5.05%, 04/01/45 ................. 4 3,094
Enterprise Products Operating LLC:
3.90%, 02/15/24 ................. 220 238,388
3.75%, 02/15/25 ................. 300 328,749
3.13%, 07/31/29 ................. 250 263,640
6.45%, 09/01/40 ................. 106 141,995
4.45%, 02/15/43 ................. 100 108,826
4.90%, 05/15/46 ................. 40 46,379
4.25%, 02/15/48 ................. 145 154,016
4.80%, 02/01/49 ................. 25 28,662
4.20%, 01/31/50 ................. 60 63,880
3.70%, 01/31/51 ................. 75 73,838
3.95%, 01/31/60 ................. 60 60,111
EOG Resources, Inc.:
4.38%, 04/15/30 ................. 40 45,921
4.95%, 04/15/50 ................. 20 24,397
EQM Midstream Partners LP:
6.00%, 07/01/25
(b)
................ 72 77,490
4.13%, 12/01/26 ................. 12 11,910
6.50%, 07/01/27
(b)
................ 143 155,477
4.50%, 01/15/29
(b)
................ 75 73,084
4.75%, 01/15/31
(b)
................ 270 261,900
EQT Corp.:
1.75%, 05/01/26
(b)(d)
............... 147 215,913
3.90%, 10/01/27 ................. 74 75,480
8.50%, 02/01/30
(h)
................ 33 42,085
Exxon Mobil Corp.:
2.99%, 03/19/25 ................. 55 58,937
3.04%, 03/01/26 ................. 10 10,791
Genesis Energy LP:
5.63%, 06/15/24 ................. 32 31,280
8.00%, 01/15/27 ................. 67 67,839
7.75%, 02/01/28 ................. 18 18,005
Great Western Petroleum LLC, 12.00%,
09/01/25
(b)
.................... 21 18,690
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
. 112 120,366
Hess Corp.:
4.30%, 04/01/27 ................. 300 326,952
5.60%, 02/15/41 ................. 202 233,027
5.80%, 04/01/47 ................. 87 103,741
Hess Midstream Operations LP
(b)
:
5.63%, 02/15/26 ................. 17 17,510
5.13%, 06/15/28 ................. 31 31,341
Hilcorp Energy I LP
(b)
:
5.75%, 02/01/29 ................. 98 98,857
6.00%, 02/01/31 ................. 49 49,735
Holly Energy Partners LP, 5.00%, 02/01/28
(b)
32 32,410
HollyFrontier Corp., 2.63%, 10/01/23 ..... 155 159,711
Indigo Natural Resources LLC, 5.38%,
02/01/29
(b)
.................... 153 150,737
Kinder Morgan Energy Partners LP:
3.50%, 09/01/23 ................. 160 170,225
4.25%, 09/01/24 ................. 360 396,552
6.95%, 01/15/38 ................. 70 93,915
6.38%, 03/01/41 ................. 97 122,986
5.50%, 03/01/44 ................. 70 81,898
Kinder Morgan, Inc.:
3.15%, 01/15/23 ................. 415 433,319
4.30%, 06/01/25 ................. 215 240,094
5.55%, 06/01/45 ................. 184 220,030
5.20%, 03/01/48 ................. 62 70,803
3.60%, 02/15/51 ................. 100 93,175
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.:
2.80%, 11/01/22 ................. USD 60 $ 61,543
4.40%, 07/15/27 ................. 406 446,932
6.60%, 10/01/37 ................. 25 31,132
Marathon Petroleum Corp.:
4.50%, 05/01/23 ................. 395 423,651
4.70%, 05/01/25 ................. 35 39,337
4.75%, 09/15/44 ................. 54 59,894
Matador Resources Co., 5.88%, 09/15/26 .. 267 259,991
MEG Energy Corp.
(b)
:
6.50%, 01/15/25 ................. 306 316,083
7.13%, 02/01/27 ................. 53 55,517
5.88%, 02/01/29 ................. 46 46,115
MPLX LP:
3.50%, 12/01/22 ................. 210 219,129
3.38%, 03/15/23 ................. 50 52,380
1.75%, 03/01/26 ................. 540 540,825
4.13%, 03/01/27 ................. 190 210,923
4.00%, 03/15/28 ................. 70 77,306
4.70%, 04/15/48 ................. 20 21,638
Murphy Oil Corp.:
5.75%, 08/15/25 ................. 24 23,995
6.38%, 07/15/28 ................. 35 35,026
6.37%, 12/01/42
(h)
................ 5 4,550
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
661 679,111
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
272 279,480
Northern Oil and Gas, Inc., 8.13%, 03/01/28
(b)
166 165,046
NuStar Logistics LP:
5.75%, 10/01/25 ................. 42 44,962
6.00%, 06/01/26 ................. 39 42,045
6.38%, 10/01/30 ................. 6 6,488
Occidental Petroleum Corp.:
2.70%, 08/15/22 ................. 140 140,053
2.70%, 02/15/23 ................. 71 70,838
6.95%, 07/01/24 ................. 21 23,043
2.90%, 08/15/24 ................. 338 334,296
5.50%, 12/01/25 ................. 43 45,472
3.40%, 04/15/26 ................. 22 21,362
3.20%, 08/15/26 ................. 3 2,879
8.88%, 07/15/30 ................. 2 2,522
6.13%, 01/01/31 ................. 184 203,173
6.45%, 09/15/36 ................. 25 27,594
4.30%, 08/15/39 ................. 111 94,129
6.20%, 03/15/40 ................. 299 307,222
4.50%, 07/15/44 ................. 138 117,628
4.63%, 06/15/45 ................. 387 338,664
6.60%, 03/15/46 ................. 9 9,586
4.40%, 04/15/46 ................. 104 89,070
4.10%, 02/15/47 ................. 18 14,423
4.20%, 03/15/48 ................. 62 50,381
4.40%, 08/15/49 ................. 30 25,088
Ovintiv Exploration, Inc.:
5.75%, 01/30/22 ................. 30 30,983
5.38%, 01/01/26 ................. 24 26,449
Ovintiv, Inc.:
3.90%, 11/15/21 ................. 225 227,457
7.38%, 11/01/31 ................. 27 34,344
6.50%, 08/15/34 ................. 39 47,216
6.50%, 02/01/38 ................. 10 12,088
Parkland Corp.
(b)
:
5.88%, 07/15/27 ................. 48 51,180
4.50%, 10/01/29 ................. 99 99,124
Parsley Energy LLC
(b)
:
5.63%, 10/15/27 ................. 119 128,966
4.13%, 02/15/28 ................. 154 163,048

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
PBF Holding Co. LLC, 9.25%, 05/15/25
(b)
.. USD 397 $ 405,317
PDC Energy, Inc.:
1.13%, 09/15/21
(d)
................ 54 53,528
6.13%, 09/15/24 ................. 48 49,254
6.25%, 12/01/25 ................. 5 5,025
5.75%, 05/15/26 ................. 105 108,911
Phillips 66, 0.90%, 02/15/24 .......... 145 145,037
Pioneer Natural Resources Co.:
0.25%, 05/15/25
(b)(d)
............... 197 308,502
1.13%, 01/15/26 ................. 265 260,170
4.45%, 01/15/26 ................. 50 56,280
1.90%, 08/15/30 ................. 65 60,324
2.15%, 01/15/31 ................. 65 61,452
Plains All American Pipeline LP, 3.65%,
06/01/22 ..................... 200 204,768
Range Resources Corp.:
5.00%, 08/15/22 ................. 35 35,620
5.00%, 03/15/23 ................. 9 9,146
4.88%, 05/15/25 ................. 11 10,890
9.25%, 02/01/26 ................. 21 22,817
8.25%, 01/15/29
(b)
................ 97 103,790
Rattler Midstream LP, 5.63%, 07/15/25
(b)
... 65 67,868
Sabine Pass Liquefaction LLC:
5.75%, 05/15/24 ................. 620 699,575
5.63%, 03/01/25 ................. 310 354,460
4.20%, 03/15/28 ................. 105 115,193
4.50%, 05/15/30 ................. 130 145,885
SM Energy Co.:
6.13%, 11/15/22 ................. 73 71,979
5.00%, 01/15/24 ................. 52 48,906
10.00%, 01/15/25
(b)
............... 212 238,500
Southwestern Energy Co.:
4.10%, 03/15/22 ................. 40 40,000
6.45%, 01/23/25
(h)
................ 26 27,909
7.50%, 04/01/26 ................. 13 13,754
8.38%, 09/15/28 ................. 37 40,608
Spectra Energy Partners LP, 3.50%, 03/15/25 300 321,244
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24 ................. 450 487,516
4.00%, 10/01/27 ................. 90 96,790
5.30%, 04/01/44 ................. 56 58,995
5.35%, 05/15/45 ................. 50 52,624
5.40%, 10/01/47 ................. 241 260,230
Sunoco LP:
6.00%, 04/15/27 ................. 11 11,509
5.88%, 03/15/28 ................. 22 23,026
4.50%, 05/15/29
(b)
................ 36 35,865
Tallgrass Energy Partners LP
(b)
:
5.50%, 09/15/24 ................. 42 42,630
7.50%, 10/01/25 ................. 76 81,803
6.00%, 12/31/30 ................. 48 47,448
Targa Resources Partners LP:
6.50%, 07/15/27 ................. 45 48,900
5.00%, 01/15/28 ................. 87 90,589
6.88%, 01/15/29 ................. 51 56,187
5.50%, 03/01/30 ................. 133 139,650
4.88%, 02/01/31
(b)
................ 27 27,358
Teine Energy Ltd., 6.88%, 04/15/29
(b)
..... 61 61,738
Tennessee Gas Pipeline Co. LLC, 7.00%,
10/15/28 ..................... 9 11,427
TerraForm Power Operating LLC, 4.75%,
01/15/30
(b)
.................... 35 36,341
TransCanada PipeLines Ltd.:
4.63%, 03/01/34 ................. 15 16,930
7.63%, 01/15/39 ................. 50 74,747
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Transcanada Trust, Series 16-A, (LIBOR USD
3 Month + 4.64%), 5.87%, 08/15/76
(a)
... USD 903 $ 984,270
Transcontinental Gas Pipe Line Co. LLC,
4.00%, 03/15/28 ................ 140 155,438
Valero Energy Corp.:
2.70%, 04/15/23 ................. 200 207,621
1.20%, 03/15/24 ................. 470 471,416
4.00%, 04/01/29 ................. 20 21,551
Vine Energy Holdings LLC, 6.75%, 04/15/29
(b)
192 192,000
Vine Oil & Gas LP, 8.75%, 04/15/23
(b)
..... 20 21,290
Viper Energy Partners LP, 5.38%, 11/01/27
(b)
35 36,400
Western Midstream Operating LP:
3.95%, 06/01/25 ................. 35 35,946
4.75%, 08/15/28 ................. 8 8,360
5.45%, 04/01/44 ................. 246 252,273
5.30%, 03/01/48 ................. 104 104,368
5.50%, 08/15/48 ................. 23 22,635
6.50%, 02/01/50
(h)
................ 305 329,781
Williams Cos., Inc. (The):
3.35%, 08/15/22 ................. 360 370,350
3.70%, 01/15/23 ................. 25 26,142
4.50%, 11/15/23 ................. 200 217,798
4.30%, 03/04/24 ................. 125 136,049
4.55%, 06/24/24 ................. 150 165,307
37,670,661
Paper & Forest Products — 0.0%
Georgia-Pacific LLC
(b)
:
3.73%, 07/15/23 ................. 25 26,590
1.75%, 09/30/25 ................. 160 162,788
189,378
Personal Products — 0.0%
(b)
Edgewell Personal Care Co., 5.50%, 06/01/28 18 19,008
Prestige Brands, Inc., 3.75%, 04/01/31 .... 52 49,595
68,603
Pharmaceuticals — 0.9%
Bausch Health Americas, Inc.
(b)
:
9.25%, 04/01/26 ................. 20 22,160
8.50%, 01/31/27 ................. 33 36,609
Bausch Health Cos., Inc.
(b)
:
9.00%, 12/15/25 ................. 109 118,425
5.75%, 08/15/27 ................. 57 61,346
7.00%, 01/15/28 ................. 88 95,528
5.00%, 01/30/28 ................. 12 12,150
5.00%, 02/15/29 ................. 164 162,873
6.25%, 02/15/29 ................. 250 265,740
7.25%, 05/30/29 ................. 245 273,481
5.25%, 01/30/30 ................. 281 282,461
5.25%, 02/15/31 ................. 92 91,561
Bayer US Finance II LLC
(b)
:
2.20%, 07/15/22 ................. 30 30,463
4.25%, 12/15/25 ................. 400 445,146
Bayer US Finance LLC, 3.38%, 10/08/24
(b)
. 200 215,524
Bristol-Myers Squibb Co.:
2.90%, 07/26/24 ................. 61 65,176
3.40%, 07/26/29 ................. 30 32,784
Catalent Pharma Solutions, Inc.
(b)
:
5.00%, 07/15/27 ................. 101 105,798
3.13%, 02/15/29 ................. 63 60,480
Elanco Animal Health, Inc., 5.90%, 08/28/28
(h)
8 9,070
Endo DAC
(b)
:
9.50%, 07/31/27 ................. 265 287,856
6.00%, 06/30/28 ................. 49 39,690
Endo Luxembourg Finance Co. I Sarl, 6.13%,
04/01/29
(b)
.................... 167 168,461

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Johnson & Johnson:
3.55%, 03/01/36 ................. USD 65 $ 72,585
3.63%, 03/03/37 ................. 100 112,884
Merck & Co., Inc., 3.40%, 03/07/29 ...... 50 55,207
P&L Development LLC, 7.75%, 11/15/25
(b)
.. 79 84,530
Par Pharmaceutical, Inc., 7.50%, 04/01/27
(b)
450 477,293
Pfizer, Inc.:
2.55%, 05/28/40 ................. 135 128,680
4.30%, 06/15/43 ................. 70 81,481
2.70%, 05/28/50 ................. 185 173,220
Shire Acquisitions Investments Ireland DAC,
2.88%, 09/23/23 ................ 2,395 2,516,571
Takeda Pharmaceutical Co. Ltd.:
4.40%, 11/26/23 ................. 425 464,516
3.18%, 07/09/50 ................. 200 191,019
Wyeth LLC, 5.95%, 04/01/37 .......... 70 97,391
7,338,159
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
.. 29 28,855
ASGN, Inc., 4.63%, 05/15/28
(b)
......... 18 18,570
Dun & Bradstreet Corp. (The)
(b)
:
6.88%, 08/15/26 ................. 157 167,629
10.25%, 02/15/27 ................ 73 81,486
Jaguar Holding Co. II/PPD Development LP
(b)
:
4.63%, 06/15/25 ................. 91 94,940
5.00%, 06/15/28 ................. 336 349,944
Science Applications International Corp.,
4.88%, 04/01/28
(b)
............... 54 55,823
Verisk Analytics, Inc., 4.13%, 09/12/22 .... 50 52,429
849,676
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 155 167,594
Five Point Operating Co. LP, 7.88%, 11/15/25 141 147,363
Greystar Real Estate Partners LLC, 5.75%,
12/01/25 ..................... 23 23,632
Howard Hughes Corp. (The):
5.38%, 08/01/28 ................. 62 65,178
4.13%, 02/01/29 ................. 65 63,552
4.38%, 02/01/31 ................. 73 71,494
Realogy Group LLC:
7.63%, 06/15/25 ................. 9 9,826
5.75%, 01/15/29 ................. 84 82,845
631,484
Road & Rail — 0.7%
Avis Budget Car Rental LLC, 5.38%, 03/01/29
(b)
37 38,274
Burlington Northern Santa Fe LLC:
5.15%, 09/01/43 ................. 125 160,750
4.90%, 04/01/44 ................. 140 175,911
Canadian Pacific Railway Co., 2.05%, 03/05/30 30 28,982
CSX Corp.:
3.25%, 06/01/27 ................. 60 65,244
3.80%, 03/01/28 ................. 75 83,238
4.30%, 03/01/48 ................. 80 91,189
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
. 106 108,735
Norfolk Southern Corp.:
2.90%, 06/15/26 ................. 175 187,463
3.80%, 08/01/28 ................. 40 44,496
2.55%, 11/01/29 ................. 70 71,451
4.15%, 02/28/48 ................. 30 33,431
3.05%, 05/15/50 ................. 130 123,277
Penske Truck Leasing Co. LP
(b)
:
3.38%, 02/01/22 ................. 320 325,906
2.70%, 03/14/23 ................. 265 274,839
Security
Par (000)
Par (000) Value
Road & Rail (continued)
4.00%, 07/15/25 ................. USD 720 $ 790,391
1.20%, 11/15/25 ................. 100 98,228
Ryder System, Inc.:
3.40%, 03/01/23 ................. 215 225,644
3.88%, 12/01/23 ................. 250 270,192
Uber Technologies, Inc.
(b)
:
7.50%, 05/15/25 ................. 389 419,797
0.00%, 12/15/25
(d)(e)
............... 236 247,948
8.00%, 11/01/26 ................. 148 160,210
7.50%, 09/15/27 ................. 236 260,681
6.25%, 01/15/28 ................. 82 89,314
Union Pacific Corp.:
2.75%, 04/15/23 ................. 260 270,360
3.15%, 03/01/24 ................. 90 96,279
3.25%, 08/15/25 ................. 100 108,105
3.55%, 08/15/39 ................. 215 228,459
4.30%, 03/01/49 ................. 50 57,212
3.80%, 10/01/51 ................. 130 139,564
3.95%, 08/15/59 ................. 25 26,915
3.84%, 03/20/60
(b)
................ 100 106,280
3.84%, 03/20/60 ................. 113 120,096
5,528,861
Semiconductors & Semiconductor Equipment — 0.8%
Analog Devices, Inc.:
2.88%, 06/01/23 ................. 200 209,195
3.13%, 12/05/23 ................. 25 26,612
Applied Materials, Inc., 3.30%, 04/01/27 ... 180 195,864
Broadcom, Inc.:
4.70%, 04/15/25 ................. 350 394,495
3.15%, 11/15/25 ................. 65 69,279
4.25%, 04/15/26 ................. 175 194,238
3.46%, 09/15/26 ................. 232 248,810
4.75%, 04/15/29 ................. 450 505,971
3.42%, 04/15/33
(b)
................ 630 631,804
3.75%, 02/15/51
(b)
................ 35 33,468
Entegris, Inc.
(b)
:
4.63%, 02/10/26 ................. 24 24,840
4.38%, 04/15/28 ................. 55 56,713
Intel Corp.:
2.45%, 11/15/29 ................. 84 85,991
4.75%, 03/25/50 ................. 105 131,617
3.10%, 02/15/60 ................. 20 18,888
KLA Corp.:
4.65%, 11/01/24 ................. 324 362,043
4.10%, 03/15/29 ................. 185 207,984
3.30%, 03/01/50 ................. 218 209,387
Lam Research Corp.:
3.80%, 03/15/25 ................. 270 296,661
3.75%, 03/15/26 ................. 110 121,924
1.90%, 06/15/30 ................. 15 14,538
4.88%, 03/15/49 ................. 20 25,770
Microchip Technology, Inc.:
0.13%, 11/15/24
(d)
................ 97 114,157
1.63%, 02/15/25
(d)
................ 15 51,853
4.25%, 09/01/25
(b)
................ 157 164,026
1.63%, 02/15/27
(d)
................ 36 81,900
NVIDIA Corp., 3.50%, 04/01/40 ........ 102 109,719
NXP BV
(b)
:
4.88%, 03/01/24 ................. 335 372,338
2.70%, 05/01/25 ................. 235 246,460
3.15%, 05/01/27 ................. 100 106,264
5.55%, 12/01/28 ................. 120 143,763
4.30%, 06/18/29 ................. 76 85,000
ON Semiconductor Corp.:
1.63%, 10/15/23
(d)
................ 100 207,312

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.88%, 09/01/28
(b)
................ USD 70 $ 72,006
QUALCOMM, Inc.:
4.80%, 05/20/45 ................. 50 62,806
4.30%, 05/20/47 ................. 79 93,002
3.25%, 05/20/50 ................. 50 50,739
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 66 65,492
Texas Instruments, Inc., 1.38%, 03/12/25 .. 45 45,785
6,138,714
Software — 1.0%
ACI Worldwide, Inc., 5.75%, 08/15/26
(b)
... 128 135,040
Ascend Learning LLC:
6.88%, 08/01/25
(b)
................ 185 189,625
Autodesk, Inc.:
3.60%, 12/15/22 ................. 50 52,134
3.50%, 06/15/27 ................. 75 82,013
Boxer Parent Co., Inc.
(b)
:
7.13%, 10/02/25 ................. 193 206,992
9.13%, 03/01/26 ................. 268 285,281
BY Crown Parent LLC
(b)
:
7.38%, 10/15/24 ................. 14 14,227
4.25%, 01/31/26 ................. 220 228,455
Camelot Finance SA, 4.50%, 11/01/26
(b)
... 189 195,411
Castle US Holding Corp., 9.50%, 02/15/28
(b)
96 97,920
Change Healthcare Holdings LLC, 5.75%,
03/01/25
(b)
.................... 535 545,352
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 24 23,465
Microsoft Corp.:
3.45%, 08/08/36 ................. 129 142,967
4.25%, 02/06/47 ................. 50 60,475
2.53%, 06/01/50 ................. 76 69,204
2.92%, 03/17/52 ................. 561 552,614
Nuance Communications, Inc., 5.63%,
12/15/26 ..................... 48 50,340
Open Text Holdings, Inc., 4.13%, 02/15/30
(b)
77 78,054
Oracle Corp.:
3.40%, 07/08/24 ................. 590 633,929
2.50%, 04/01/25 ................. 230 241,665
1.65%, 03/25/26 ................. 55 55,434
2.95%, 04/01/30 ................. 410 422,770
3.90%, 05/15/35 ................. 25 27,020
3.85%, 07/15/36 ................. 5 5,318
3.60%, 04/01/40 ................. 300 301,296
3.65%, 03/25/41 ................. 136 137,623
4.00%, 07/15/46 ................. 164 168,837
4.00%, 11/15/47 ................. 210 216,867
3.60%, 04/01/50 ................. 350 339,003
3.95%, 03/25/51 ................. 66 68,037
3.85%, 04/01/60 ................. 80 78,498
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 95 96,425
Rocket Software, Inc., 6.50%, 02/15/29
(b)
.. 143 144,287
Solera LLC, 10.50%, 03/01/24
(b)
........ 680 702,508
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
466 496,313
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 501 520,364
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
87 85,323
7,751,086
Specialty Retail — 0.5%
Asbury Automotive Group, Inc.:
4.50%, 03/01/28 ................. 23 23,527
4.75%, 03/01/30 ................. 31 32,023
BCPE Ulysses Intermediate, Inc., 7.75%,
(7.75% Cash or 8.50% PIK), 04/01/27
(b)(g)
. 46 47,725
Carvana Co., 5.50%, 04/15/27
(b)
........ 100 100,525
eG Global Finance plc
(b)
:
6.75%, 02/07/25 ................. 200 204,500
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
8.50%, 10/30/25 ................. USD 17 $ 18,027
Gap, Inc. (The), 8.88%, 05/15/27
(b)
...... 34 39,695
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
28 27,825
Home Depot, Inc. (The):
0.90%, 03/15/28 ................. 150 143,155
2.70%, 04/15/30 ................. 100 104,246
4.25%, 04/01/46 ................. 40 47,073
3.90%, 06/15/47 ................. 75 84,292
4.50%, 12/06/48 ................. 120 146,799
3.35%, 04/15/50 ................. 100 103,712
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
39 38,961
L Brands, Inc.:
6.88%, 07/01/25
(b)
................ 109 121,121
6.63%, 10/01/30
(b)
................ 46 52,523
6.88%, 11/01/35 ................. 82 97,726
LBM Acquisition LLC, 6.25%, 01/15/29
(b)
... 120 123,600
Lowe's Cos., Inc.:
3.13%, 09/15/24 ................. 70 75,136
3.70%, 04/15/46 ................. 237 247,452
4.55%, 04/05/49 ................. 100 117,368
5.13%, 04/15/50 ................. 25 32,065
3.00%, 10/15/50 ................. 135 125,917
Murphy Oil USA, Inc., 4.75%, 09/15/29 .... 34 35,700
Penske Automotive Group, Inc.:
3.50%, 09/01/25 ................. 14 14,303
5.50%, 05/15/26 ................. 49 50,424
PetSmart, Inc., 7.75%, 02/15/29
(b)
....... 503 544,472
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
............... 114 117,705
SRS Distribution, Inc., 8.25%, 07/01/26
(b)
.. 202 211,848
Staples, Inc., 7.50%, 04/15/26
(b)
........ 311 328,027
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.. 173 183,672
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b)(g)
........... 73 76,102
3,717,246
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.:
1.13%, 05/11/25 ................. 235 236,532
3.25%, 02/23/26 ................. 195 212,982
2.20%, 09/11/29 ................. 60 60,796
4.50%, 02/23/36 ................. 75 92,069
4.38%, 05/13/45 ................. 20 24,020
4.65%, 02/23/46 ................. 250 310,851
3.85%, 08/04/46 ................. 230 257,846
3.75%, 09/12/47 ................. 130 143,790
2.65%, 05/11/50 ................. 120 109,106
2.65%, 02/08/51 ................. 135 123,360
Dell International LLC
(b)
:
5.45%, 06/15/23 ................. 425 464,464
8.35%, 07/15/46 ................. 150 228,209
Diebold Nixdorf, Inc., 9.38%, 07/15/25
(b)
... 34 37,868
HP, Inc., 2.20%, 06/17/25 ............ 520 536,709
NCR Corp.
(b)
:
5.75%, 09/01/27 ................. 13 13,756
5.00%, 10/01/28 ................. 35 35,350
5.13%, 04/15/29 ................. 64 64,480
6.13%, 09/01/29 ................. 113 119,639
5.25%, 10/01/30 ................. 36 36,454
3,108,281
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc., 4.25%, 03/15/29
(b)
......... 54 52,651
Hanesbrands, Inc., 5.38%, 05/15/25
(b)
.... 6 6,349
Levi Strauss & Co.:
5.00%, 05/01/25 ................. 8 8,156

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
3.50%, 03/01/31
(b)
................ USD 38 $ 36,670
William Carter Co. (The), 5.50%, 05/15/25
(b)
. 9 9,599
113,425
Thrifts & Mortgage Finance — 0.2%
BPCE SA, 2.38%, 01/14/25
(b)
.......... 500 516,564
Genworth Mortgage Holdings, Inc., 6.50%,
08/15/25
(b)
.................... 289 312,301
Home Point Capital, Inc., 5.00%, 02/01/26
(b)
. 97 96,030
Ladder Capital Finance Holdings LLLP, 4.25%,
02/01/27
(b)
.................... 67 65,995
MGIC Investment Corp., 5.25%, 08/15/28 .. 52 54,015
Nationstar Mortgage Holdings, Inc.
(b)
:
6.00%, 01/15/27 ................. 75 77,812
5.50%, 08/15/28 ................. 80 80,324
5.13%, 12/15/30 ................. 44 43,395
PennyMac Financial Services, Inc., 4.25%,
02/15/29
(b)
.................... 18 17,213
United Wholesale Mortgage LLC, 5.50%,
04/15/29
(b)
.................... 57 57,000
1,320,649
Tobacco — 0.4%
Altria Group, Inc.:
2.35%, 05/06/25 ................. 460 476,853
2.45%, 02/04/32 ................. 75 71,653
5.38%, 01/31/44 ................. 130 151,522
5.95%, 02/14/49 ................. 380 473,135
4.00%, 02/04/61 ................. 30 27,734
BAT Capital Corp.:
2.79%, 09/06/24 ................. 510 537,462
3.56%, 08/15/27 ................. 12 12,774
2.26%, 03/25/28 ................. 300 295,366
3.73%, 09/25/40 ................. 195 185,655
4.76%, 09/06/49 ................. 90 92,456
Philip Morris International, Inc., 1.50%,
05/01/25 ..................... 250 253,400
Reynolds American, Inc.:
4.45%, 06/12/25 ................. 475 527,079
7.00%, 08/04/41 ................. 98 126,789
3,231,878
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
3.75%, 02/01/22 ................. 100 102,099
2.75%, 01/15/23 ................. 80 82,438
3.88%, 07/03/23 ................. 300 318,969
4.25%, 02/01/24 ................. 350 379,797
0.70%, 02/15/24 ................. 131 129,397
3.38%, 07/01/25 ................. 195 205,975
2.88%, 01/15/26 ................. 100 103,762
3.00%, 02/01/30 ................. 120 117,445
Aviation Capital Group LLC
(b)
:
2.88%, 01/20/22 ................. 100 101,449
3.88%, 05/01/23 ................. 110 114,816
Boise Cascade Co., 4.88%, 07/01/30
(b)
.... 27 28,283
Brightstar Escrow Corp., 9.75%, 10/15/25
(b)
. 27 29,295
Fortress Transportation & Infrastructure
Investors LLC
(b)
:
6.50%, 10/01/25 ................. 24 25,080
9.75%, 08/01/27 ................. 14 15,943
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
.................... 72 71,100
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
.................... 29 28,202
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 116 123,447
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
United Rentals North America, Inc., 3.88%,
11/15/27 ..................... USD 3 $ 3,109
WESCO Distribution, Inc.
(b)
:
7.13%, 06/15/25 ................. 160 174,960
7.25%, 06/15/28 ................. 187 208,766
2,364,332
Water Utilities — 0.0%
Solaris Midstream Holdings LLC, 7.63%,
04/01/26
(b)
.................... 37 37,832
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV, 4.38%, 04/22/49 200 229,082
Connect Finco SARL, 6.75%, 10/01/26
(b)
... 850 905,029
Gogo Intermediate Holdings LLC, 9.88%,
05/01/24
(b)
.................... 58 61,045
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ..................... 59 64,929
Ligado Networks LLC, 0.00%, (0.00% Cash or
15.50% PIK), 11/01/23
(a)(b)(g)
......... 105 98,205
Rogers Communications, Inc., 3.70%, 11/15/49 30 29,788
Sprint Corp.:
7.88%, 09/15/23 ................. 23 26,289
7.13%, 06/15/24 ................. 26 29,932
7.63%, 03/01/26 ................. 77 94,302
T-Mobile USA, Inc.:
3.50%, 04/15/25
(b)
................ 40 43,155
4.50%, 02/01/26 ................. 30 30,694
1.50%, 02/15/26
(b)
................ 616 609,988
2.25%, 02/15/26 ................. 265 266,905
4.75%, 02/01/28 ................. 12 12,759
2.88%, 02/15/31 ................. 136 131,444
3.50%, 04/15/31 ................. 128 128,960
4.38%, 04/15/40
(b)
................ 215 238,878
3.00%, 02/15/41
(b)
................ 40 37,126
4.50%, 04/15/50
(b)
................ 70 78,602
3.30%, 02/15/51
(b)
................ 85 79,439
Vodafone Group plc:
6.15%, 02/27/37 ................. 50 66,636
5.25%, 05/30/48 ................. 166 207,241
4.88%, 06/19/49 ................. 50 59,409
(USD Swap Semi 5 Year + 4.87%), 7.00%,
04/04/79
(a)
................... 515 621,077
4,150,914
Total Corporate Bonds — 43.5%
(Cost: $331,611,815) ............................. 337,444,597
Equity-Linked Notes — 7.3%
Aerospace & Defense — 0.0%
Credit Suisse AG (Teledyne Technologies, Inc.),
15.05%, 04/21/21 ................ —
(i)
158,620
Royal Bank of Canada (L3Harris Technologies,
Inc.), 12.56%, 05/06/21
(b)
........... —
(i)
94,864
253,484
Air Freight & Logistics — 0.0%
Royal Bank of Canada (United Parcel Service,
Inc.), 10.09%, 04/28/21
(b)
........... 2 253,601
Auto Components — 0.0%
Credit Suisse AG (Continental AG),
16.35%, 05/06/21 ................ EUR 1 186,952

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Automobiles — 0.0%
(b)
BNP Paribas SA (Ford Motor Co.),
19.05%, 04/28/21 ................ USD 10 $ 119,037
Citigroup Global Markets Holdings, Inc.
(General Motors Co.), 15.71%, 05/06/21 . 2 120,625
239,662
Banks — 0.5%
Barclays Bank plc (JPMorgan Chase & Co.):
14.19%, 04/09/21
(b)
............... 4 616,106
15.45%, 04/13/21 ................ 2 302,814
18.81%, 04/14/21
(b)
............... 1 186,243
10.37%, 05/14/21
(b)
............... 4 620,786
BNP Paribas SA (Laurentian Bank of Canada),
35.05%, 05/19/22
(b)
............... 2 95,772
Citigroup Global Markets Holdings, Inc. (Bank
of America Corp.)
(b)
:
16.33%, 04/09/21 ................ 11 372,323
11.61%, 05/20/21 ................ 17 666,237
Merrill Lynch International & Co. CV (Citizens
Financial Group, Inc.), 19.64%, 04/16/21 . 2 63,736
Royal Bank of Canada (Fifth Third BanCorp.)
(b)
:
13.64%, 04/21/21 ................ 2 64,705
17.40%, 05/04/21 ................ 10 328,445
Royal Bank of Canada (First Republic Bank),
11.05%, 04/15/21
(b)
............... —
(i)
59,201
Royal Bank of Canada (Regions Financial
Corp.), 14.64%, 05/04/21
(b)
.......... 16 326,005
Royal Bank of Canada (Truist Financial Corp.),
11.98%, 04/15/21
(b)
............... 1 63,932
3,766,305
Beverages — 0.1%
BNP Paribas SA (Coca-Cola Co (The)):
15.31%, 04/19/21 ................ 3 161,084
12.95%, 04/20/21 ................ 4 186,576
Royal Bank of Canada (Constellation Brands,
Inc.), 14.48%, 05/18/21
(b)
........... —
(i)
59,832
407,492
Biotechnology — 0.0%
JPMorgan Structured Products BV (Pharma
Mar SA), 18.90%, 04/21/21
(b)
......... 5 269,404
Building Products — 0.1%
Credit Suisse AG (Masco Corp.),
13.90%, 04/23/21 ................ 4 230,518
Royal Bank of Canada (Fortune Brands Home
& Security, Inc.), 15.26%, 04/29/21
(b)
.... 1 130,658
Societe Generale SA (Johnson Controls
International plc), 12.08%, 04/30/21 .... 2 91,066
452,242
Capital Markets — 0.2%
Barclays Bank plc (Ameriprise Financial, Inc.),
14.01%, 05/05/21 ................ 1 150,443
Barclays Bank plc (MSCI, Inc.),
17.22%, 04/28/21 ................ —
(i)
92,966
Credit Suisse AG (Deutsche Boerse AG),
8.95%, 05/06/21
(b)
................ EUR 1 154,711
JPMorgan Structured Products BV (Goldman
Sachs Group, Inc. (The))
(b)
:
11.40%, 04/15/21 ................ USD —
(i)
157,526
10.76%, 05/20/21 ................ 1 310,250
JPMorgan Structured Products BV (Interactive
Brokers Group, Inc.), 11.82%, 04/21/21
(b)
. 1 62,126
Merrill Lynch International & Co. CV (Morgan
Stanley), 11.62%, 04/15/21 .......... 1 90,517
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Societe Generale SA (S&P Global, Inc.),
13.66%, 04/28/21 ................ USD —
(i)
$ 154,437
1,172,976
Chemicals — 0.4%
Bank of Montreal (DuPont de Nemours, Inc.):
10.43%, 04/07/21 ................ 4 323,979
13.06%, 05/04/21
(b)
............... 2 122,966
Citigroup Global Markets Holdings, Inc.
(Corteva, Inc.), 13.05%, 05/06/21
(b)
..... 3 120,909
Citigroup Global Markets Holdings, Inc. (Dow,
Inc.), 10.24%, 04/22/21
(b)
........... 10 634,194
Citigroup Global Markets Holdings, Inc. (Linde
plc), 8.12%, 05/07/21
(b)
............. 2 502,124
Citigroup Global Markets Holdings,
Inc. (Sherwin-Williams Co (The)),
7.56%, 04/28/21
(b)
................ 1 636,003
JPMorgan Structured Products BV (Mosaic Co.
(The)), 20.89%, 05/04/21
(b)
.......... 2 58,974
JPMorgan Structured Products BV (Scotts
Miracle-Gro Co (The)), 13.07%, 05/04/21
(b)
1 195,552
Nomura Bank International plc (Mosaic Co
(The)), 21.77%, 04/29/21 ........... 10 322,580
Nomura Holdings, Inc. (PPG Industries, Inc.),
7.80%, 04/27/21 ................. 2 314,055
Royal Bank of Canada (LyondellBasell
Industries NV), 16.21%, 04/30/21
(b)
..... 1 91,432
3,322,768
Commercial Services & Supplies — 0.1%
(b)
JPMorgan Structured Products BV (Copart,
Inc.), 13.05%, 05/19/21 ............. 1 89,841
Royal Bank of Canada (Republic Services,
Inc.), 9.45%, 05/05/21 ............. 1 93,838
Royal Bank of Canada (Waste Management,
Inc.), 10.03%, 04/27/21 ............. 3 381,509
565,188
Communications Equipment — 0.1%
Merrill Lynch International & Co. CV (Cisco
Systems, Inc.), 14.86%, 05/18/21 ...... 12 616,945
Construction Materials — 0.0%
Credit Suisse AG (Martin Marietta Materials,
Inc.), 13.70%, 05/04/21 ............. —
(i)
93,207
Consumer Finance — 0.2%
Barclays Bank plc (Ally Financial, Inc.):
12.16%, 04/19/21 ................ 3 149,140
20.51%, 05/04/21
(b)
............... 7 319,887
15.79%, 05/21/21 ................ 2 92,819
Royal Bank of Canada (Discover Financial
Services)
(b)
:
20.27%, 04/21/21 ................ 1 117,862
14.42%, 05/04/21 ................ 5 485,612
Royal Bank of Canada (Synchrony Financial),
16.72%, 04/21/21
(b)
............... 4 152,565
Societe Generale SA (Capital One Financial
Corp.), 13.75%, 04/23/21 ........... 2 300,245
1,618,130
Containers & Packaging — 0.0%
Credit Suisse AG (International Paper Co.),
14.70%, 04/30/21 ................ 2 94,319
Royal Bank of Canada (Sealed Air Corp.),
10.57%, 05/06/21
(b)
............... 2 91,521
185,840

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Distributors — 0.0%
(b)
BNP Paribas SA (Genuine Parts Co.),
14.48%, 05/06/21 ................ USD 1 $ 92,534
BNP Paribas SA (Pool Corp.),
11.88%, 04/22/22 ................ —
(i)
60,345
152,879
Diversified Financial Services — 0.1%
Credit Suisse AG (Berkshire Hathaway, Inc.),
9.55%, 04/30/21 ................. 3 781,135
Diversified Telecommunication Services — 0.1%
(b)
Citigroup Global Markets Holdings, Inc. (AT&T,
Inc.), 31.32%, 04/22/21 ............. 8 247,788
JPMorgan Structured Products BV (Verizon
Communications, Inc.), 22.87%, 04/21/21 4 250,728
498,516
Electric Utilities — 0.1%
JPMorgan Structured Products BV
(American Electric Power Co., Inc.),
10.92%, 06/03/21
(b)
............... 4 308,890
JPMorgan Structured Products BV (Duke
Energy Corp.), 11.22%, 06/03/21
(b)
..... 3 308,455
Merrill Lynch International & Co. CV (NextEra
Energy, Inc.), 14.97%, 06/03/21 ....... 4 310,911
Royal Bank of Canada (Engie Energia Chile
SA), 10.02%, 04/27/21
(b)
............ 1 125,239
1,053,495
Electrical Equipment — 0.1%
Barclays Bank plc (Eaton Corp. plc):
12.66%, 04/30/21 ................ 1 92,028
10.43%, 05/26/21
(b)
............... 1 157,081
JPMorgan Structured Products BV (Somfy SA),
11.51%, 06/03/21
(b)
............... 5 308,542
557,651
Electronic Equipment, Instruments & Components — 0.0%
Barclays Bank plc (Flex Ltd.), 12.72%, 05/07/21 7 129,361
Energy Equipment & Services — 0.1%
Bank of Montreal (Halliburton Co.),
15.39%, 04/07/21 ................ 14 295,363
Royal Bank of Canada (NOV, Inc.),
26.96%, 04/26/21
(b)
............... 4 51,155
346,518
Entertainment — 0.1%
Bank of Montreal (Electronic Arts, Inc.),
13.90%, 05/06/21 ................ —
(i)
63,675
Barclays Bank plc (Activision Blizzard, Inc.):
14.78%, 05/04/21
(b)
............... 2 151,842
13.91%, 05/06/21 ................ 1 94,178
BNP Paribas SA (Take-Two Interactive
Software, Inc.):
16.27%, 05/19/21 ................ 1 93,374
15.72%, 05/20/21
(b)
............... —
(i)
63,213
JPMorgan Structured Products BV (Walt Disney
Co (The)), 12.18%, 05/13/21
(b)
........ 1 210,306
Merrill Lynch International & Co. CV (Netflix,
Inc.), 12.87%, 04/21/21 ............. —
(i)
131,986
808,574
Equity Real Estate Investment Trusts (REITs) — 0.2%
BNP Paribas SA (Crown Castle International
Corp.), 9.98%, 06/03/21
(b)
........... 2 309,630
BNP Paribas SA (Prologis, Inc.),
10.98%, 06/03/21
(b)
............... 3 309,573
BNP Paribas SA (Simon Property Group, Inc.),
19.58%, 06/03/21
(b)
............... 3 311,562
Security
Par (000)
Par (000) Value
Equity Real Estate Investment Trusts (REITs) (continued)
Merrill Lynch International & Co. CV (Equinix,
Inc.), 14.17%, 06/03/21 ............. USD —
(i)
$ 305,656
Royal Bank of Canada (US BanCorp.),
12.52%, 05/04/21
(b)
............... 10 492,864
1,729,285
Food & Staples Retailing — 0.1%
BNP Paribas SA (Walmart, Inc.),
14.62%, 05/17/21 ................ 2 225,516
JPMorgan Structured Products BV (Costco
Wholesale Corp.), 10.69%, 05/28/21
(b)
... —
(i)
128,515
354,031
Food Products — 0.1%
BNP Paribas SA (Archer-Daniels-Midland Co.),
9.99%, 04/29/21
(b)
................ 2 122,787
Royal Bank of Canada (Hershey Co (The)),
7.41%, 04/22/21
(b)
................ 1 124,500
Societe Generale SA (Mondelez International,
Inc.), 10.97%, 04/28/21 ............. 2 92,988
340,275
Health Care Equipment & Supplies — 0.2%
BNP Paribas SA (Danaher Corp.):
10.42%, 05/05/21 ................ 1 157,839
9.85%, 05/06/21
(b)
................ 1 252,696
13.48%, 05/27/21
(b)
............... 1 217,321
JPMorgan Structured Products BV (Abbott
Laboratories):
15.89%, 04/16/21 ................ 4 465,345
9.72%, 05/25/21
(b)
................ 2 248,574
JPMorgan Structured Products BV (Becton
Dickinson and Co.), 10.22%, 05/05/21
(b)
. 1 154,980
Societe Generale SA (Boston Scientific Corp.),
14.48%, 04/29/21 ................ 8 302,068
1,798,823
Health Care Providers & Services — 0.1%
(b)
JPMorgan Structured Products BV
(UnitedHealth Group, Inc.), 6.61%, 04/15/21 2 607,881
Royal Bank of Canada (HCA Healthcare, Inc.),
12.17%, 04/21/21 ................ —
(i)
92,711
Royal Bank of Canada (Laboratory Corp. of
America Holdings), 11.65%, 05/27/21 ... —
(i)
93,445
Royal Bank of Canada (McKesson Corp.),
15.58%, 05/20/21 ................ —
(i)
62,308
856,345
Hotels, Restaurants & Leisure — 0.2%
Bank of Montreal (Marriott International, Inc.),
11.57%, 04/12/21 ................ 2 318,720
Citigroup Global Markets Holdings, Inc.
(McDonald's Corp.)
(b)
:
8.34%, 04/28/21 ................. 1 256,032
9.80%, 04/28/21 ................. 1 162,098
Credit Suisse AG (Brinker International, Inc.),
14.55%, 04/23/21 ................ 2 112,226
Credit Suisse AG (Darden Restaurants, Inc.):
14.45%, 04/14/21 ................ 2 318,401
13.15%, 04/19/21 ................ 2 314,411
1,481,888
Household Durables — 0.1%
(b)
Barclays Bank plc (DR Horton, Inc.):
14.78%, 04/22/21
(b)
............... 6 548,964
16.83%, 05/26/21 ................ 1 63,555

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Household Durables (continued)
Barclays Bank plc (Tupperware Brands Corp.),
24.75%, 04/29/21 ................ USD 2 $ 58,327
670,846
Household Products — 0.2%
(b)
BNP Paribas SA (Kimberly-Clark Corp.),
7.70%, 04/22/21 ................. 4 499,636
JPMorgan Structured Products BV (Procter &
Gamble Co (The)), 10.66%, 05/21/21 ... 6 780,134
1,279,770
Industrial Conglomerates — 0.1%
(b)
Royal Bank of Canada (3M Co.),
11.17%, 04/27/21 ................ 3 497,958
Royal Bank of Canada (Roper Technologies,
Inc.), 10.97%, 04/28/21 ............. —
(i)
92,534
590,492
Insurance — 0.1%
(b)
Royal Bank of Canada (AllstateCorp. (The)),
11.44%, 05/04/21 ................ 2 251,151
Royal Bank of Canada (Aon plc),
10.04%, 04/29/21 ................ 1 240,605
Royal Bank of Canada (Prudential plc),
11.26%, 05/06/21 ................ 1 122,802
Royal Bank of Canada (Willis Towers Watson
plc), 14.03%, 04/29/21 ............. 1 122,029
736,587
Interactive Media & Services — 0.3%
Bank of Montreal (Alphabet, Inc.):
11.52%, 04/27/21 ................ —
(i)
593,005
9.45%, 04/28/21
(b)
................ —
(i)
244,635
10.91%, 04/28/21 ................ —
(i)
245,646
12.15%, 06/03/21
(b)
............... —
(i)
464,323
BNP Paribas Issuance BV (Facebook, Inc.)
(b)
:
14.92%, 04/27/21 ................ 2 622,532
14.08%, 06/03/21 ................ 2 464,014
2,634,155
Internet & Direct Marketing Retail — 0.2%
(b)
BNP Paribas SA (eBay, Inc.), 16.52%, 04/29/21 3 156,188
BNP Paribas SA (Expedia Group, Inc.),
21.90%, 05/20/22 ................ 1 91,327
Citigroup Global Markets Holdings, Inc.
(Amazon.com, Inc.):
9.56%, 04/27/21 ................. —
(i)
557,764
10.51%, 04/30/21 ................ —
(i)
368,526
12.44%, 05/14/21 ................ —
(i)
561,519
1,735,324
IT Services — 0.3%
Barclays Bank plc (Fidelity National Information
Services, Inc.), 12.30%, 05/07/21 ...... 1 149,378
Barclays Bank plc (Mastercard, Inc.),
14.79%, 04/28/21 ................ 2 585,179
BNP Paribas SA (Fiserv, Inc.),
13.33%, 05/07/21
(b)
............... 1 150,881
Credit Suisse AG (Visa, Inc.), 8.65%, 05/21/21 4 775,879
Royal Bank of Canada (Automatic Data
Processing, Inc.), 7.23%, 04/28/21
(b)
.... —
(i)
93,371
Royal Bank of Canada (PayPal Holdings, Inc.),
16.15%, 05/06/21
(b)
............... 1 152,384
Societe Generale SA (Alliance Data Systems
Corp.), 22.60%, 04/22/21 ........... 1 152,474
2,059,546
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
Royal Bank of Canada (Polaris, Inc.),
16.78%, 04/27/21
(b)
............... USD 2 $ 220,470
Life Sciences Tools & Services — 0.1%
(b)
Citigroup Global Markets Holdings, Inc.
(Thermo Fisher Scientific, Inc.):
10.59%, 05/20/21 ................ 1 421,774
10.07%, 05/26/21 ................ 1 252,853
11.19%, 05/27/21 ................ —
(i)
217,410
Merrill Lynch International & Co. CV (Charles
River Laboratories International, Inc.),
14.17%, 05/07/21 ................ 1 156,885
1,048,922
Machinery — 0.3%
BNP Paribas SA (PACCAR, Inc.),
9.21%, 04/22/21
(b)
................ 3 308,565
Credit Suisse AG (Ingersoll Rand, Inc.),
17.10%, 05/12/21 ................ 2 90,595
Credit Suisse AG (Pentair plc),
16.80%, 04/30/21 ................ 1 62,339
JPMorgan Structured Products BV (Dover
Corp.), 10.14%, 04/21/21
(b)
.......... —
(i)
61,331
JPMorgan Structured Products BV (Stanley
Black & Decker, Inc.), 11.57%, 04/29/21
(b)
1 124,926
Merrill Lynch International & Co. CV (Parker-
Hannifin Corp.):
12.54%, 04/29/21
(b)
............... 1 227,021
12.69%, 04/30/21
(b)
............... —
(i)
61,012
15.44%, 04/30/21 ................ 1 321,230
Nomura Bank International plc (Deere & Co.),
17.50%, 04/28/21 ................ 1 490,833
Royal Bank of Canada (Fortive Corp.),
9.15%, 04/29/21
(b)
................ 2 125,517
Royal Bank of Canada (Illinois Tool Works,
Inc.), 10.97%, 04/30/21
(b)
........... 1 323,046
Royal Bank of Canada (Xylem, Inc.),
12.78%, 05/06/21
(b)
............... 1 91,069
2,287,484
Media — 0.1%
Barclays Bank plc (Comcast Corp.),
10.76%, 04/28/21 ................ 8 446,986
BNP Paribas SA (Charter Communications,
Inc.), 14.64%, 04/30/21
(b)
........... —
(i)
117,291
Royal Bank of Canada (Mediaset SpA),
13.76%, 04/16/21
(b)
............... 2 146,337
710,614
Metals & Mining — 0.1%
Bank of Montreal (Newmont Corp.),
17.58%, 05/06/21 ................ 2 118,392
Societe Generale SA (Aneka Tambang Tbk),
12.09%, 04/21/21 ................ 1 316,949
435,341
Multiline Retail — 0.2%
Barclays Bank plc (Dollar General Corp.):
9.04%, 04/28/21 ................. 2 498,697
10.74%, 05/28/21
(b)
............... —
(i)
95,025
Barclays Bank plc (Kohl's Corp.),
19.35%, 05/18/21 ................ 5 310,073
Citigroup Global Markets Holdings, Inc.
(Nordstrom, Inc.), 21.28%, 04/29/21
(b)
... 7 249,591
Citigroup Global Markets Holdings, Inc. (Target
Corp.)
(b)
:
11.17%, 05/19/21 ................ 1 160,240
12.11%, 05/19/21 ................ 1 156,662

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Multiline Retail (continued)
14.75%, 05/19/21 ................ USD 1 $ 189,948
1,660,236
Oil, Gas & Consumable Fuels — 0.2%
Bank of Montreal (ConocoPhillips),
15.25%, 04/29/21 ................ 6 312,730
BNP Paribas SA (Marathon Oil Corp.),
55.68%, 05/06/22
(b)
............... 5 54,263
Merrill Lynch International & Co. CV (Exxon
Mobil Corp.), 20.24%, 05/21/21 ....... 11 611,995
Nomura Bank International plc (Devon Energy
Corp.), 21.04%, 04/07/21 ........... 14 303,752
Nomura Bank International plc (Occidental
Petroleum Corp.), 29.76%, 04/07/21 .... 11 298,419
Royal Bank of Canada (Chevron Corp.),
10.67%, 04/30/21
(b)
............... 1 143,117
1,724,276
Personal Products — 0.0%
JPMorgan Structured Products BV (Estee
Lauder Cos., Inc. (The)), 12.17%, 05/03/21
(b)
1 240,139
Pharmaceuticals — 0.3%
Citigroup Global Markets Holdings, Inc.
(Johnson & Johnson)
(b)
:
10.89%, 04/07/21 ................ 3 574,158
7.25%, 04/20/21 ................. 2 332,680
HSBC Bank plc (Novartis AG), 7.16%, 04/28/21 CHF 7 609,331
Merrill Lynch International & Co. CV (Merck &
Co., Inc.), 8.46%, 04/26/21 .......... USD 4 310,791
Royal Bank of Canada (Pfizer, Inc.),
8.36%, 04/28/21
(b)
................ 3 124,252
Societe Generale SA (Eli Lilly and Co.),
12.92%, 04/22/21 ................ 1 242,527
2,193,739
Professional Services — 0.0%
Citigroup Global Markets Holdings, Inc. (Robert
Half International, Inc.), 9.55%, 04/21/21
(b)
2 184,925
Road & Rail — 0.0%
Royal Bank of Canada (Union Pacific Corp.),
7.10%, 04/21/21
(b)
................ 1 152,341
Semiconductors & Semiconductor Equipment — 0.3%
BNP Paribas SA (QUALCOMM, Inc.),
13.89%, 04/29/21
(b)
............... 1 90,475
BNP Paribas SA (Texas Instruments, Inc.),
7.02%, 04/21/21
(b)
................ 1 190,976
Credit Suisse AG (ASML Holding NV),
17.75%, 05/06/21 ................ EUR 1 794,943
JPMorgan Structured Products BV (NVIDIA
Corp.), 14.46%, 05/21/21
(b)
.......... USD 2 768,125
Nomura Holdings, Inc. (Advanced Micro
Devices, Inc.), 13.84%, 04/28/21 ...... 3 235,101
Royal Bank of Canada (Broadcom, Inc.),
10.04%, 06/03/21
(b)
............... —
(i)
181,846
2,261,466
Software — 0.4%
Barclays Bank plc (ServiceNow, Inc.),
10.93%, 04/28/21 ................ 1 314,468
BNP Paribas Issuance BV (Microsoft Corp.)
(b)
:
13.79%, 04/20/21 ................ 5 1,216,966
8.96%, 04/29/21 ................. 1 304,763
10.95%, 04/29/21 ................ 1 306,173
9.39%, 05/24/21 ................. 2 460,746
Credit Suisse AG (Autodesk, Inc.),
15.80%, 05/27/21 ................ —
(i)
124,842
Security
Par (000)
Par (000) Value
Software (continued)
JPMorgan Structured Products BV (salesforce.
com, Inc.), 9.45%, 05/28/21
(b)
......... USD 1 $ 211,827
Royal Bank of Canada (Adobe, Inc.),
11.14%, 06/14/21
(b)
............... 1 252,524
Royal Bank of Canada (Citrix Systems, Inc.),
8.18%, 04/23/21
(b)
................ —
(i)
62,554
Royal Bank of Canada (Intuit, Inc.),
15.71%, 05/21/21
(b)
............... —
(i)
91,727
Royal Bank of Canada (Oracle Corp.),
10.58%, 06/16/21
(b)
............... 1 94,259
3,440,849
Specialty Retail — 0.4%
BNP Paribas SA (Lowe's Cos, Inc.)
(b)
:
12.32%, 05/18/21 ................ 3 509,607
15.55%, 05/19/21 ................ 1 251,841
BNP Paribas SA (Truworths International Ltd.),
11.24%, 04/28/21 ................ 3 275,634
JPMorgan Structured Products BV (AutoZone,
Inc.)
(b)
:
9.99%, 05/26/21 ................. —
(i)
94,227
13.64%, 05/26/21 ................ —
(i)
95,913
JPMorgan Structured Products BV (O'Reilly
Automotive, Inc.):
12.80%, 04/16/21 ................ 1 473,331
10.64%, 04/22/21
(b)
............... —
(i)
62,914
12.17%, 05/17/21
(b)
............... —
(i)
62,369
JPMorgan Structured Products BV (Tractor
Supply Co.), 17.43%, 04/23/21
(b)
...... 1 93,822
Merrill Lynch International & Co. CV (Advance
Auto Parts, Inc.), 14.44%, 05/14/21 ..... 2 410,154
Nomura Bank International plc (Home Depot,
Inc. (The)), 11.72%, 05/17/21 ......... 2 671,333
3,001,145
Technology Hardware, Storage & Peripherals — 0.3%
BNP Paribas Issuance BV (Apple, Inc.):
17.33%, 04/27/21
(b)
............... 8 1,040,017
11.91%, 04/29/21
(b)
............... 2 300,474
13.86%, 04/30/21
(b)
............... 4 456,826
15.04%, 05/25/21 ................ 5 625,974
Credit Suisse AG (Logitech International SA),
13.65%, 05/06/21 ................ CHF 2 157,906
2,581,197
Textiles, Apparel & Luxury Goods — 0.1%
Citigroup Global Markets Holdings, Inc. (NIKE,
Inc.), 12.63%, 04/28/21
(b)
........... USD 3 455,050
Nomura Holdings, Inc. (Deckers Outdoor
Corp.), 13.08%, 05/20/21 ........... —
(i)
59,450
514,500
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (Fastenal Co.),
8.61%, 04/13/21
(b)
................ 1 60,857
Total Equity-Linked Notes — 7.3%
(Cost: $56,084,224) .............................. 56,718,193

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests — 8.7%
Aerospace & Defense — 0.2%
(a)
Dynasty Acquisition Co., Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. USD 231 $ 223,697
Dynasty Acquisition Co., Inc., Term Loan
B2, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 04/06/26 ................. 124 120,267
Peraton Corp., 1st Lien Term Loan B,
02/01/28
(j)
...................... 260 259,513
Peraton Corp., 2nd Lien Term Loan B1,
02/26/29
(j)(k)
..................... 168 170,520
Peraton Corp., Term Loan, 02/01/28
(j)
..... 457 456,718
Sequa Mezzanine Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.75%
,
 11/28/23 ................. 64 64,530
TransDigm, Inc., Term Loan F, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 12/09/25 ..... 14 13,327
TransDigm, Inc., Term Loan G, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 08/22/24 ..... 315 308,498
1,617,070
Airlines — 0.1%
(a)
AAdvantage Loyality IP Ltd., Term Loan,
04/20/28
(j)
...................... 165 168,868
American Airlines, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 01/29/27 181 164,988
American Airlines, Inc., Term Loan B:
 04/28/23
(j)
..................... 322 306,362
(LIBOR USD 1 Month + 2.00%),
2.11%, 12/15/23 ............... 12 11,781
JetBlue Airways Corp., Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/17/24 44 45,271
Kestrel Bidco, Inc., Term Loan, 12/11/26
(j)
... 362 351,127
1,048,397
Auto Components — 0.2%
(a)
Clarios Global LP, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.36%
,
 04/30/26 876 866,009
Truck Hero, Inc., Term Loan, 01/31/28
(j)
.... 246 245,215
Wand Newco 3, Inc., 1st Lien Term Loan
B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 02/05/26 ................. 248 245,129
1,356,353
Automobiles — 0.0%
Dealer Tire LLC, Term Loan B1, (LIBOR USD 1
Month + 4.25%), 4.36%
,
 01/01/38
(a)
.... 315 314,778
Building Products — 0.1%
(a)
CHI Overhead Doors, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.50%
,
 07/31/25
(k)
................ 13 12,935
CP Atlas Buyer, Inc., Term Loan B, 11/23/27
(j)
257 255,114
CPG International LLC, Term Loan, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 05/05/24 106 105,832
MI Windows and Doors LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
4.50%
,
 12/18/27 ................. 35 35,022
Wilsonart LLC, Term Loan D, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/19/23 ..... 272 271,542
680,445
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)
Greenhill & Co., Inc., Term Loan, (LIBOR USD
1 Month + 3.25%), 3.36%
,
 04/12/24 .... USD 138 $ 137,307
Jefferies Finance LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.13%
,
 06/03/26 63 62,710
Travelport Finance (Luxembourg) SARL, 1st
Lien Term Loan, 05/29/26
(j)
.......... 219 177,329
377,346
Chemicals — 0.3%
(a)
Alpha 3 BV, Term Loan, 03/18/28
(j)
....... 317 315,811
Aruba Investments Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 11/24/27 ................. 53 52,867
Ascend Performance Materials Operations
LLC, Term Loan, (LIBOR USD 3 Month +
4.75%), 5.50%
,
 08/27/26 ........... 180 182,039
Axalta Coating Systems Dutch Holding B BV,
Term Loan B3, (LIBOR USD 3 Month +
1.75%), 2.00%
,
 06/01/24 ........... 83 82,399
CPC Acquisition Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/29/27 ................. 56 55,953
Greenrock Finance, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month + 3.50%),
4.50%
,
 06/28/24 ................. 51 50,208
Invictus US LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/28/25 . 69 68,260
IPS Acquisition LLC, 1st Lien Term Loan
B2, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 11/07/24 ................. 71 71,025
Lummus Technology Holdings V LLC, Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 06/30/27 ................. 273 271,320
Messer Industries GmbH, Term Loan
B1, (LIBOR USD 3 Month + 2.50%),
2.70%
,
 01/01/38 ................. 241 239,139
Momentive Performance Materials, Inc., 1st
Lien Term Loan, (LIBOR USD 1 Month +
3.25%), 3.36%
,
 05/15/24 ........... 283 277,598
Nouryon Finance BV, Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/01/25 .... 18 17,528
Oxea Holding Vier GmbH, Term Loan
B2, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 10/14/24 ................. 221 217,412
WR Grace & Co., Term Loan,
0.00%
,
 01/01/28
(k)
................ 97 96,272
1,997,831
Commercial Services & Supplies — 0.4%
(a)
Allied Universal Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 4.25%),
4.36%
,
 07/10/26 ................. 316 314,405
Asplundh Tree Expert LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 09/07/27 124 123,967
Brand Energy & Infrastructure Services, Inc.,
Term Loan, 06/21/24
(j)
.............. 599 589,317
Diamond (BC) BV, Term Loan, 09/06/24
(j)
... 282 280,013
GFL Environmental, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 05/30/25 27 27,305
KAR Auction Services, Inc., Term Loan
B6, (LIBOR USD 1 Month + 2.25%),
2.38%
,
 09/19/26 ................. 39 38,659

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 1st
Lien Term Loan B1, (LIBOR USD 3 Month +
2.75%), 3.50%
,
 09/23/26 ........... USD 113 $ 112,280
Spring Education Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 07/30/25 ................. 219 208,814
Tempo Acquisition LLC, Term Loan, 11/02/26
(j)
771 770,422
TruGreen Ltd., Partnership, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.00%),
4.75%
,
 11/02/27 ................. 245 244,102
UFC Holdings LLC, 1st Lien Term Loan
B3, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 04/29/26 ................. 43 42,360
2,751,644
Construction & Engineering — 0.1%
(a)
Pike Corp., Term Loan, 01/21/28
(j)
........ 211 210,179
Ply Gem Midco, Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 04/12/25 .... 39 39,424
SRS Distribution, Inc., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 05/23/25 .... 462 455,534
705,137
Construction Materials — 0.1%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan, 01/15/27
(j)
.......... 352 349,071
Core & Main LP, Term Loan, (LIBOR USD 3
Month + 2.75%), 3.75%
,
 08/01/24 ..... 194 192,909
Forterra Finance LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 10/25/23 .... 74 73,635
Foundation Building Materials, Inc., 1st Lien
Term Loan:
(LIBOR USD 1 Month + 3.25%),
3.75%, 01/31/28 ............... 119 117,689
TAMKO Building Products LLC, Term Loan,
05/29/26
(j)
...................... 88 87,505
820,809
Containers & Packaging — 0.2%
(a)
BWay Holding Co., Term Loan, 04/03/24
(j)
.. 357 349,158
Charter NEX US, Inc., 1st Lien Term Loan,
12/01/27
(j)
...................... 559 559,604
Flex Acquisition Co. Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 4.00%
,
 03/02/28 275 271,363
Kleopatra Finco SARL, Facility Term Loan B,
02/12/26
(j)
...................... 127 126,524
Pactiv Evergreen, Inc., Term Loan B2,
02/05/26
(j)
...................... 248 244,534
Pregis TopCo LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 07/31/26 137 135,974
Tosca Services LLC, Term Loan, (LIBOR USD
1 Month + 3.50%), 4.25%
,
 08/18/27 .... 52 51,870
1,739,027
Distributors — 0.0%
PAI Holdco, Inc., 1st Lien Term Loan B, (LIBOR
USD 3 Month + 4.00%), 5.00%
,
 10/28/27
(a)
47 47,117
Diversified Consumer Services — 0.1%
(a)
Amentum Government Services Holdings LLC,
1st Lien Term Loan, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 01/29/27 ........... 60 58,905
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.75%), 4.75%
,
 07/12/24 .... 50 49,719
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, Term
Loan B, (LIBOR USD 1 Month + 1.75%),
2.50% - 4.00%
,
 11/07/23 ............ USD 107 $ 105,578
Midas Intermediate Holdco II LLC, Term
Loan, (LIBOR USD 3 Month + 6.75%),
7.50%
,
 12/22/25 ................. 161 164,678
Mileage Plus Holdings LLC, Term Loan, (LIBOR
USD 3 Month + 5.25%), 6.25%
,
 06/21/27 157 166,641
Research Now Group, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 12/20/24 ................. 157 155,588
Reynolds Consumer Products LLC, Term
Loan, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 02/04/27 ................. 16 15,840
SIRVA Worldwide, Inc., 1st Lien Term Loan,
08/04/25
(j)(k)
..................... 111 102,362
Sotheby's, Inc., Term Loan, (LIBOR USD 2
Month + 4.75%), 5.50%
,
 01/15/27 ..... 197 197,601
1,016,912
Diversified Financial Services — 0.6%
(a)
Acuris Finance US, Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.50%
,
 02/16/28
(k)
117 115,976
Advisor Group Holdings, Inc., Term Loan B1,
07/31/26
(j)
...................... 244 244,095
Alchemy Copyrights LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 08/05/27
(k)
54 53,730
Belron Finance LLC, Term Loan, (LIBOR USD
3 Month + 2.25%), 2.46%
,
 10/30/26 .... 79 78,408
BW Gas & Convenience Holdings LLC, Term
Loan, (LIBOR USD 1 Month + 6.25%),
6.37%
,
 11/18/24 ................. 39 38,949
Connect Finco SARL, Term Loan, 12/11/26
(j)
. 772 768,496
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 04/09/27 ................. 544 544,401
Delta Topco, Inc., 1st Lien Term Loan,
12/01/27
(j)
...................... 484 482,964
Delta Topco, Inc., 2nd Lien Term Loan, (LIBOR
USD 3 Month + 7.25%), 8.00%
,
 12/01/28 40 40,850
Genuine Financial Holdings LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 07/11/25 ................. 203 200,146
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Week + 3.75%),
4.50%
,
 12/17/27 ................. 61 60,707
LBM Acquisition LLC, Delayed Draw 1st Lien
Term Loan, 12/17/27
(j)
.............. 14 13,490
LEB Holdings (USA), Inc., Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 11/02/27 . 73 72,809
Milano Acquisition Corp., 1st Lien Term Loan B,
10/01/27
(j)
...................... 702 698,729
Refficiency Holdings LLC, Delayed Draw Term
Loan, 12/16/27
(j)
................. 9 8,527
Refficiency Holdings LLC, Term Loan, (LIBOR
USD 1 Month + 4.00%), 4.75%
,
 12/16/27 44 44,231
RVR Dealership Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 02/08/28 ................. 71 70,734
SMG US Midco 2, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 2.50%), 2.61% -
2.71%
,
 01/23/25 ................. 220 209,420

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Diversified Financial Services (continued)
Sotera Health Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.25%
,
 12/11/26 ................. USD 110 $ 109,587
Travelport Finance (Luxembourg) SARL, Term
Loan, (LIBOR USD 3 Month + 8.00%),
9.00%
,
 02/28/25 ................. 69 69,901
VICI Properties 1 LLC, Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 12/20/24 90 88,916
VS Buyer LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 02/28/27 ...... 302 300,338
White Cap Buyer LLC, Term Loan, (LIBOR
USD 6 Month + 4.00%), 4.50%
,
 10/19/27 85 84,576
Ziggo Finance Partnership, Facility Term Loan
I, 04/30/28
(j)
.................... 248 245,294
4,645,274
Diversified Telecommunication Services — 0.3%
(a)
Altice Financing SA, Term Loan:
(LIBOR USD 1 Month + 2.75%),
2.86%, 07/15/25 ............... 15 14,850
(LIBOR USD 3 Month + 2.75%),
2.95%, 01/31/26 ............... 363 355,257
Altice France SA, Term Loan B13, (LIBOR USD
3 Month + 4.00%), 4.20%
,
 08/14/26 .... 357 355,855
Cablevision Lightpath LLC, Term Loan, (LIBOR
USD 1 Month + 3.25%), 3.75%
,
 11/30/27 . 36 35,820
Consolidated Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/02/27 ................. 54 54,236
Frontier Communications Corp., Term
Loan, (LIBOR USD 1 Month + 4.75%),
5.75%
,
 10/08/21 ................. 98 97,591
GCI LLC, Term Loan B, (LIBOR USD 1 Month +
2.75%), 3.50%
,
 10/15/25 ........... 76 75,179
Iridium Satellite LLC, Term Loan B1, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 11/04/26 . 126 125,849
Level 3 Financing, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 03/01/27 169 166,676
MTN Infrastructure TopCo, Inc., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 11/15/24 ................. 246 244,965
Virgin Media Bristol LLC, Term Loan Q,
01/31/29
(j)
...................... 144 143,623
Zayo Group Holdings, Inc., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.11%
,
 03/09/27 . 861 853,445
2,523,346
Electric Utilities — 0.0%
(a)
Calpine Construction Finance Co., Term
Loan B, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 01/15/25 ................. 34 33,907
Edgewater Generation LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
3.86%
,
 12/13/25 ................. 80 79,348
113,255
Electrical Equipment — 0.1%
(a)
Graftech International Ltd., Term Loan, (LIBOR
USD 1 Month + 3.00%), 3.50%
,
 02/12/25 46 45,888
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 09/13/24 803 792,977
838,865
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(a)
Kingpin Intermediate Holdings LLC, 1st Lien
Term Loan, 07/03/24
(j)
.............. USD 249 $ 243,426
Live Nation Entertainment, Inc., Term Loan
B4, (LIBOR USD 1 Month + 1.75%),
1.88%
,
 10/19/26 ................. 225 218,590
Playtika Holding Corp., Term Loan B1,
03/13/28
(j)
...................... 281 279,244
Renaissance Holding Corp., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 05/30/25 ................. 39 38,472
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1, (LIBOR USD 3
Month + 2.75%), 2.86% - 2.94%
,
 05/18/25 445 419,201
WMG Acquisition Corp., Term Loan G,
01/20/28
(j)
...................... 50 49,834
1,248,767
Equity Real Estate Investment Trusts (REITs) — 0.0%
RHP Hotel Properties LP, Term Loan B, (LIBOR
USD 1 Month + 2.00%), 2.11%
,
 05/11/24
(a)
38 37,822
Food & Staples Retailing — 0.1%
(a)
H-Food Holdings LLC, Term Loan, (LIBOR USD
1 Month + 3.69%), 3.80%
,
 05/23/25 .... 183 181,354
H-Food Holdings LLC, Term Loan B2,
05/23/25
(j)
...................... 210 209,287
US Foods, Inc., Term Loan, 06/27/23
(j)
..... 326 321,353
US Foods, Inc., Term Loan B, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 09/13/26 ...... 139 136,373
848,367
Food Products — 0.3%
(a)
1011778 BC Unlimited Liability Co., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 11/19/26 ................. 283 278,081
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan, 10/01/25
(j)
.............. 175 174,219
Aramark Intermediate HoldCo Corp., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/11/25 ................. 43 42,490
B&G Foods, Inc., Term Loan B4, (LIBOR USD
1 Month + 2.50%), 2.61%
,
 10/10/26 .... 24 24,292
Chobani LLC, Term Loan, (LIBOR USD 1
Month + 3.50%), 4.50%
,
 10/25/27 ..... 408 407,811
Froneri International Ltd., Facility 1st Lien Term
Loan B2, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/29/27 ................. 744 733,184
Froneri International Ltd., Facility 2nd Lien
Term Loan, (LIBOR USD 1 Month + 5.75%),
5.86%
,
 01/31/28 ................. 70 70,779
Hostess Brands LLC, 1st Lien Term Loan
B, (LIBOR USD 3 Month + 2.25%),
3.00%
,
 08/03/25 ................. 91 90,017
JBS USA Lux SA, Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 05/01/26 ...... 42 41,290
Nomad Foods Ltd., Facility Term Loan
B4, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 05/15/24 ................. 82 81,344
Pathway Vet Alliance LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 03/31/27 ................. 36 35,874
Shearer's Foods LLC, 1st Lien Term Loan,
4.25%
,
 09/23/27 ................. 175 174,044
Triton Water Holdings, Inc., 1st Lien Term Loan,
03/31/28
(j)
...................... 415 413,054

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/20/28 ................. USD 46 $ 45,780
2,612,259
Health Care Providers & Services — 0.3%
(a)
AHP Health Partners, Inc., Term Loan
B1, (LIBOR USD 1 Month + 3.75%),
4.75%
,
 06/30/25 ................. 59 58,901
Azalea TopCo, Inc., 1st Lien Term Loan,
07/24/26
(j)
...................... 351 348,124
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.00%),
4.00%
,
 06/07/23 ................. 351 349,276
Envision Healthcare Corp., Term Loan, (LIBOR
USD 1 Month + 3.75%), 3.86%
,
 10/10/25 244 209,984
EyeCare Partners LLC, 1st Lien Term Loan,
02/18/27
(j)
...................... 166 163,964
Femur Buyer, Inc., 1st Lien Term Loan,
03/05/26
(j)
...................... 64 61,039
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 2.75%),
3.75%
,
 06/07/23 ................. 67 67,002
Option Care Health, Inc., Term Loan B,
08/06/26
(j)
...................... 561 558,637
Ortho-Clinical Diagnostics, Inc., Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 06/30/25 ................. 421 420,171
PetVet Care Centers LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.50%),
4.25%
,
 02/14/25 ................. 4 3,974
Unified Womens Healthcare LP, 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.25%),
5.00%
,
 12/20/27
(k)
................ 91 90,772
WCG Purchaser Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 01/08/27 ................. 90 90,290
WP CityMD Bidco LLC, Term Loan, 08/13/26
(j)
175 174,490
2,596,624
Health Care Technology — 0.1%
(a)
athenahealth, Inc., 1st Lien Term Loan
B1, (LIBOR USD 3 Month + 4.25%),
4.45%
,
 02/11/26 ................. 28 28,023
Change Healthcare Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 2.50%),
3.50%
,
 03/01/24 ................. 82 81,681
GoodRx, Inc., 1st Lien Term Loan, (LIBOR USD
1 Month + 2.75%), 2.86%
,
 10/10/25 .... 246 245,245
Verscend Holding Corp., Term Loan B1,
08/27/25
(j)
...................... 135 134,416
489,365
Hotels, Restaurants & Leisure — 0.4%
(a)
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.75%),
3.86%
,
 02/02/26
(k)
................ 59 57,471
Aristocrat Leisure Ltd., Term Loan, (LIBOR
USD 3 Month + 3.75%), 4.75%
,
 10/19/24 67 67,673
Boyd Gaming Corp., Term Loan B, (LIBOR
USD 1 Week + 2.25%), 2.33%
,
 09/15/23 . 39 39,226
Caesars Resort Collection LLC, Term Loan
B, (LIBOR USD 1 Month + 2.75%),
2.86%
,
 12/23/24 ................. 193 189,672
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Resort Collection LLC, Term Loan B1,
07/21/25
(j)
...................... USD 510 $ 510,595
Churchill Downs Inc., Term Loan B, (LIBOR
USD 3 Month + 2.00%), 2.12%
,
 03/17/28
(k)
68 67,575
CityCenter Holdings LLC, Term Loan B, (LIBOR
USD 1 Month + 2.25%), 3.00%
,
 04/18/24 113 111,788
Flutter Entertainment plc, Term Loan, (LIBOR
USD 3 Month + 3.50%), 3.70%
,
 07/10/25 74 74,093
Four Seasons Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 11/30/23 ................. 75 74,767
Golden Nugget Online Gaming, Inc., Term
Loan, (LIBOR USD 3 Month + 12.00%),
13.00%
,
 10/04/23
(k)
............... 11 12,539
Golden Nugget, Inc., Term Loan B, (LIBOR
USD 3 Month + 2.50%), 3.25%
,
 10/04/23 227 223,095
Herschend Entertainment Co., LLC, Term
Loan, (LIBOR USD 3 Month + 5.75%),
6.75%
,
 08/25/25
(k)
................ 36 36,357
IRB Holding Corp., Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 12/15/27 ..... 529 526,195
IRB Holding Corp., Term Loan B, 02/05/25
(j)
. 344 340,892
Packers Holdings LLC, Term Loan, 03/09/28
(j)
282 278,593
Playa Resorts Holding BV, Term Loan, (LIBOR
USD 1 Month + 2.75%), 3.75%
,
 04/29/24 23 21,674
Scientific Games International, Inc., Term Loan
B5, (LIBOR USD 1 Month + 2.75%), 2.86% -
2.86%
,
 08/14/24 ................. 51 50,314
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
2.50%
,
 02/08/27 ................. 131 128,710
Whatabrands LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 2.86%
,
 07/31/26 ..... 138 136,871
Zaxby's Operating Co. LP, 1st Lien Term Loan,
12/28/27
(j)
...................... 175 174,694
Zaxby's Operating Co. LP, 2nd Lien Term
Loan, (LIBOR USD 1 Month + 6.50%),
7.25%
,
 12/28/28
(k)
................ 16 16,160
3,138,954
Household Durables — 0.0%
Weber-Stephen Products LLC, Term Loan
B, (LIBOR USD 1 Month + 3.25%),
4.00%
,
 10/30/27
(a)
................ 78 77,708
Household Products — 0.0%
Spectrum Brands, Inc., Term Loan, (LIBOR
USD 3 Month + 2.00%), 2.50%
,
 03/03/28
(a)
43 42,866
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan, (LIBOR USD 1
Month + 2.00%), 2.11%
,
 08/12/26 ...... 55 54,193
ExGen Renewables IV LLC, Term Loan,
(LIBOR USD 3 Month + 2.75%),
3.75%
,
 12/15/27 ................. 175 174,851
229,044
Industrial Conglomerates — 0.0%
(a)
Filtration Group Corp., Term Loan, (LIBOR USD
1 Month + 3.00%), 3.11%
,
 03/31/25 .... 308 303,016
Filtration Group Corp., Term Loan A, (LIBOR
USD 1 Month + 3.75%), 4.50%
,
 03/29/25 79 78,467
381,483

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Insurance — 0.4%
(a)
Alliant Holdings Intermediate LLC, Term Loan,
05/09/25
(j)
...................... USD 424 $ 418,609
AmWINS Group, Inc., Term Loan, 02/19/28
(j)
315 312,650
AssuredPartners, Inc., Term Loan:
 02/12/27
(j)
..................... 289 285,320
(LIBOR USD 1 Month + 4.50%),
5.50%, 02/12/27 ............... 29 28,703
Asurion LLC, 2nd Lien Term Loan B3,
01/31/28
(j)
...................... 198 201,465
Asurion LLC, Term Loan B7, (LIBOR USD 1
Month + 3.00%), 3.11%
,
 11/03/24 ...... 433 431,465
Asurion LLC, Term Loan B8, (LIBOR USD 1
Month + 3.25%), 3.36%
,
 12/23/26 ..... 137 136,083
Hub International Ltd., Term Loan, 04/25/25
(j)
383 377,475
Hub International Ltd., Term Loan B3, (LIBOR
USD 3 Month + 3.25%), 4.00%
,
 04/25/25 40 39,445
Ryan Specialty Group LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 09/01/27 103 102,571
Sedgwick Claims Management Services, Inc.,
Term Loan:
 12/31/25
(j)
..................... 397 390,943
(LIBOR USD 1 Month + 4.25%),
5.25%, 09/03/26 ............... 60 59,599
USI, Inc., Term Loan, (LIBOR USD 3 Month +
3.00%), 3.20%
,
 05/16/24 ........... 388 383,732
3,168,060
Interactive Media & Services — 0.2%
(a)
Adevinta ASA, Facility Term Loan B2,
10/22/27
(j)
...................... 274 273,672
Arches Buyer, Inc., Term Loan, (LIBOR USD 1
Month + 3.25%), 3.75%
,
 12/06/27 ..... 210 208,789
Camelot US Acquisition 1 Co., Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 10/30/26 ................. 255 255,105
Grab Holdings, Inc., Term Loan, (LIBOR USD 3
Month + 4.50%), 5.50%
,
 01/29/26 ..... 695 705,425
1,442,991
Internet & Direct Marketing Retail — 0.1%
CNT Holding I Corp., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 11/08/27
(a)
................ 421 419,817
IT Services — 0.8%
(a)
Applied Systems, Inc., 1st Lien Term Loan,
09/19/24
(j)
...................... 407 405,601
Applied Systems, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 5.50%),
6.25%
,
 09/19/25 ................. 48 48,240
Camelot US Acquisition 1 Co., Term Loan,
10/30/26
(j)
...................... 802 795,465
CCC Information Services, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.00%),
4.00%
,
 04/29/24 ................. 355 354,483
Epicor Software Corp., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.75%),
8.75%
,
 07/31/28 ................. 132 136,125
Epicor Software Corp., Term Loan C, 07/30/27
(j)
427 425,532
Go Daddy Operating Co., LLC, Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 08/10/27 ................. 130 129,178
IG Investments Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.00%),
5.00%
,
 05/23/25 ................. 219 218,430
Security
Par (000)
Par (000) Value
IT Services (continued)
Ion Trading Finance Ltd, Term Loan, 03/26/28
(j)
USD 73 $ 72,909
Mitchell International, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%), 0.11% -
3.36%
,
 11/29/24 ................. 177 174,007
Mitchell International, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 12/01/25 ................. 63 62,844
Mitchell International, Inc., Facility 1st Lien
Term Loan, (LIBOR USD 1 Month + 4.25%),
4.75%
,
 11/29/24 ................. 278 278,185
Peak 10 Holding Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.50%),
3.70%
,
 08/01/24 ................. 42 39,485
Pug LLC, Term Loan B, (LIBOR USD 1 Month +
3.50%), 3.61%
,
 02/12/27 ........... 325 313,434
Rackspace Technology Global, Inc., 1st Lien
Term Loan B, 02/15/28
(j)
............ 84 82,830
Sabre GLBL, Inc., Term Loan B, (LIBOR USD 1
Month + 4.00%), 4.75%
,
 12/17/27 ..... 69 69,473
Solera LLC, Term Loan, (LIBOR USD 1 Month
+ 2.75%), 2.86%
,
 03/03/23 .......... 155 153,576
Sophia LP, Term Loan, 10/07/27
(j)
........ 561 559,894
SS&C Technologies Holdings, Inc., Term
Loan B3, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25 ................. 20 19,866
TierPoint LLC, 1st Lien Term Loan, 05/05/26
(j)
176 174,734
Trans Union LLC, Term Loan B5, (LIBOR USD
1 Month + 1.75%), 1.86%
,
 11/16/26 .... 170 168,374
Veritas US, Inc., Term Loan B, 09/01/25
(j)
... 701 701,386
Verscend Holding Corp., Term Loan B, (LIBOR
USD 1 Month + 4.50%), 4.61%
,
 08/27/25 218 218,063
Virtusa Corp., Term Loan, (LIBOR USD 1
Month + 4.25%), 5.00%
,
 02/11/28 ...... 70 70,044
WEX, Inc., Term Loan B, 03/19/28
(j)
....... 106 105,603
WEX, Inc., Term Loan B3, (LIBOR USD 1
Month + 2.25%), 2.36%
,
 05/15/26 ..... 110 109,375
5,887,136
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
08/05/24
(a)(j)
..................... 273 272,104
Life Sciences Tools & Services — 0.2%
(a)
Avantor Funding, Inc., Term Loan B3, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/21/24 . 96 95,779
Avantor Funding, Inc., Term Loan B4, (LIBOR
USD 1 Month + 2.25%), 3.25%
,
 11/08/27 . 135 134,595
Catalent Pharma Solutions, Inc., Term Loan
B3, (LIBOR USD 1 Month + 2.00%),
2.50%
,
 02/22/28 ................. 131 130,615
eResearchTechnology, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 4.50%),
5.50%
,
 02/04/27 ................. 178 177,791
eResearchTechnology, Inc., Facility Term Loan,
02/04/27
(j)
...................... 241 241,113
Maravai Intermediate Holdings LLC, Term
Loan, (LIBOR USD 3 Month + 4.25%),
5.25%
,
 10/19/27
(k)
................ 76 76,109
PPD, Inc., Term Loan, (LIBOR USD 1 Month +
2.25%), 2.75%
,
 01/13/28 ........... 346 343,962
1,199,964

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Machinery — 0.2%
(a)
Gates Global LLC, Term Loan B3, (LIBOR USD
1 Month + 2.75%), 3.50%
,
 03/31/27 .... USD 166 $ 165,446
Ingersoll-Rand Services Co., Term Loan
B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 03/01/27 ................. 90 88,542
Titan Acquisition Ltd., Term Loan, 03/28/25
(j)
. 787 770,295
Vertical Midco GmbH, Term Loan, (LIBOR USD
6 Month + 4.25%), 4.48%
,
 06/30/27 .... 116 116,590
Vertiv Group Corp., Term Loan B, 03/02/27
(j)
. 539 534,240
1,675,113
Media — 0.6%
Ascend Learning LLC, Term Loan, (LIBOR USD
1 Month + 3.00%), 4.00%
,
 07/12/24
(a)
... 203 202,179
AVSC Holding Corp., 1st Lien Term Loan B1,
(LIBOR USD 6 Month + 3.50%), 4.50% -
4.75%
,
 03/03/25
(a)
................ 393 347,161
AVSC Holding Corp., 1st Lien Term Loan B3,
15.00%
,
 10/15/26
(l)
................ 75 86,541
Charter Communications Operating LLC, Term
Loan B1, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/30/25
(a)
................ 131 130,658
Clear Channel Outdoor Holdings, Inc., Term
Loan B, (LIBOR USD 3 Month + 3.50%),
3.71%
,
 08/21/26
(a)
................ 835 800,902
CSC Holdings LLC, Term Loan:
(a)
(LIBOR USD 1 Month + 2.25%),
2.36%, 07/17/25 ............... 32 31,780
(LIBOR USD 1 Month + 2.50%),
2.61%, 04/15/27 ............... 425 419,367
Eagle Broadband Investments LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/12/27
(a)
................ 90 89,476
Gray Television, Inc., Term Loan B2, (LIBOR
USD 1 Month + 2.25%), 2.37%
,
 02/07/24
(a)
75 74,461
Intelsat Jackson Holdings SA, Facility Term
Loan, (LIBOR USD 3 Month + 5.50%),
6.50%
,
 07/13/22
(a)
................ 7 6,997
Intelsat Jackson Holdings SA, Term Loan
B3, (LIBOR USD 1 Month + 4.75%),
8.00%
,
 11/27/23
(a)
................ 20 20,300
Learfield Communications LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
4.25%
,
 12/01/23
(a)
................ 315 289,649
Lions Gate Capital Holdings LLC, Term
Loan B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 03/24/25
(a)
................ 212 208,720
Midcontinent Communications, Term Loan,
08/15/26
(a)(j)
..................... 39 39,301
Nexstar Broadcasting, Inc., Term Loan
B4, (LIBOR USD 1 Month + 2.50%),
2.62%
,
 09/18/26
(a)
................ 35 34,307
Radiate Holdco LLC, Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.25%
,
 09/25/26
(a)
183 182,873
Sinclair Television Group, Inc., Term Loan
B, (LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/03/24
(a)
................ 26 26,176
Terrier Media Buyer, Inc., 1st Lien Term
Loan B, (LIBOR USD 1 Month + 3.50%),
3.61%
,
 12/17/26
(a)
................ 327 323,782
The EW Scripps Co., Term Loan B3, (LIBOR
USD 1 Month + 3.00%), 3.75%
,
 01/07/28
(a)
67 66,530
Trader Corp., 1st Lien Term Loan, 09/28/23
(a)(j)(k)
387 385,065
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month + 2.50%),
2.61%
,
 01/31/28
(a)
................ USD 133 $ 131,712
Xplornet Communications, Inc., Term
Loan, (LIBOR USD 1 Month + 4.75%),
4.86%
,
 12/31/28
(a)
................ 435 434,323
4,332,260
Metals & Mining — 0.1%
(a)
Ball Metalpack Finco LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.50%),
4.69%
,
 07/31/25 ................. 90 89,268
Equinox Holdings, Inc., 1st Lien Term Loan B1,
03/08/24
(j)
...................... 512 476,469
565,737
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ascent Resources Utica Holdings LLC, 2nd
Lien Term Loan, (LIBOR USD 3 Month +
9.00%), 10.00%
,
 11/01/25 ........... 46 50,830
EG Group Ltd., Facility Term Loan, 02/07/25
(j)
354 347,854
Murphy Oil USA, Inc., Term Loan B, (LIBOR
USD 1 Month + 1.75%), 2.25%
,
 01/31/28
(k)
48 48,180
446,864
Paper & Forest Products — 0.0%
Spa Holdings 3 Oy, Term Loan B, 03/10/28
(a)(j)(k)
90 89,775
Personal Products — 0.1%
(a)(j)
Sunshine Luxembourg VII SARL, Facility Term
Loan B1, 10/01/26 ................ 572 571,059
Sunshine Luxembourg VII SARL, Facility Term
Loan B3, 10/01/26 ................ 184 183,781
754,840
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, Term
Loan, (LIBOR USD 1 Month + 3.50%),
3.63%
,
 05/04/25 ................. 318 311,743
Bausch Health Cos., Inc., Term Loan,
06/02/25
(j)
...................... 492 490,408
Elanco Animal Health, Inc., Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.87%
,
 08/01/27 55 54,040
Grifols Worldwide Operations Ltd., Term Loan
B, 11/15/27
(j)
.................... 211 208,991
Precision Medicine Group LLC, Delayed Draw
Term Loan, 11/18/27
(j)
.............. 30 29,315
Precision Medicine Group LLC, Term
Loan, (LIBOR USD 3 Month + 3.00%),
3.75%
,
 11/18/27 ................. 251 249,406
1,343,903
Professional Services — 0.2%
(a)(j)
AlixPartners LLP, Term Loan, 02/04/28 .... 352 350,483
Dun & Bradstreet Corp. (The), Term Loan,
02/06/26 ...................... 842 837,091
1,187,574
Real Estate Management & Development — 0.0%
Realogy Group LLC, Term Loan, (LIBOR USD
1 Month + 2.25%), 3.00%
,
 02/08/25
(a)
... 5 4,759
Road & Rail — 0.0%
Uber Technologies, Inc., Term Loan, (LIBOR
USD 1 Month + 3.50%), 3.61%
,
 02/25/27
(a)
365 362,875

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment — 0.0%
ON Semiconductor Corp., Term Loan
B4, (LIBOR USD 1 Month + 2.00%),
2.11%
,
 09/19/26
(a)
................ USD 32 $ 31,512
Software — 1.0%
Barracuda Networks, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 3.75%),
4.50%
,
 02/12/25
(a)
................ 526 525,148
Boxer Parent Co. Inc., Term Loan, (LIBOR USD
1 Month + 3.75%), 3.86%
,
 10/02/25
(a)
... 351 349,228
BY Crown Parent LLC, Term Loan B1, (LIBOR
USD 1 Month + 3.00%), 4.00%
,
 02/02/26
(a)
295 294,921
Cloudera, Inc., Term Loan, 12/22/27
(a)(j)(k)
... 211 210,472
Cornerstone OnDemand, Inc., Term
Loan, (LIBOR USD 1 Month + 4.25%),
4.36%
,
 04/22/27
(a)
................ 66 66,170
DTI Holdco, Inc., Term Loan B1, 09/29/23
(a)(j)
199 192,039
First Advantage Holdings LLC, 1st Lien Term
Loan B1, (LIBOR USD 1 Month + 3.00%),
3.11%
,
 01/31/27
(a)
................ 77 76,859
Greeneden US Holdings I LLC, Term Loan,
12/01/27
(a)(j)
..................... 806 805,091
Helios Software Holdings, Inc., Term
Loan, (LIBOR USD 3 Month + 3.75%),
3.93%
,
 03/11/28
(a)
................ 253 250,946
Informatica LLC, 2nd Lien Term Loan,
7.13%
,
 02/25/25
(l)
................ 110 112,269
Informatica LLC, Term Loan, 02/25/27
(a)(j)
... 803 796,112
McAfee LLC, Term Loan B, 09/30/24
(a)(j)
.... 279 279,044
MH Sub I LLC, 1st Lien Term Loan, (LIBOR
USD 1 Month + 3.75%), 4.75%
,
 09/13/24
(a)
184 183,944
MH Sub I LLC, 2nd Lien Term Loan, (LIBOR
USD 1 Month + 6.25%), 6.36%
,
 02/23/29
(a)
139 139,695
Netsmart, Inc.,1st Lien Term Loan, (LIBOR
USD 3 Month + 4.00%), 4.75%
,
 10/01/27
(a)
90 89,887
Planview Parent, Inc., 1st Lien Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.75%
,
 12/17/27
(a)
................ 202 201,283
Project Alpha Intermediate Holding, Inc., Term
Loan, (LIBOR USD 3 Month + 4.00%),
4.15%
,
 04/26/24
(a)
................ 117 116,270
Realpage, Inc., Term Loan, 02/18/28
(a)(j)
.... 879 874,737
Severin Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 08/01/25
(a)
................ 528 520,435
SolarWinds Holdings, Inc., 1st Lien Term Loan,
02/05/24
(a)(j)
..................... 285 279,718
SS&C Technologies Holdings, Inc., Term
Loan B4, (LIBOR USD 1 Month + 1.75%),
1.86%
,
 04/16/25
(a)
................ 15 14,833
TIBCO Software, Inc., 2nd Lien Term
Loan, (LIBOR USD 1 Month + 7.25%),
7.36%
,
 03/03/28
(a)
................ 352 355,780
UKG, Inc., 1st Lien Term Loan:
(a)
(LIBOR USD 1 Month + 3.75%),
3.86%, 05/04/26 ............... 484 483,671
(LIBOR USD 3 Month + 3.25%),
4.00%, 05/04/26 ............... 82 81,935
UKG, Inc., 2nd Lien Term Loan, (LIBOR USD 3
Month + 6.75%), 7.50%
,
 05/03/27
(a)
.... 124 126,790
7,427,277
Security
Par (000)
Par (000) Value
Specialty Retail — 0.2%
(a)
Belron Finance US LLC, Term Loan B, (LIBOR
USD 3 Month + 2.25%), 2.44%
,
 11/07/24 . USD 82 $ 82,179
EG Group Ltd, Term Loan, 03/11/26
(j)
..... 16 15,820
Mavis Tire Express Services Corp., 1st Lien
Term Loan, (LIBOR USD 1 Month + 3.25%),
3.36%
,
 03/20/25 ................. 90 89,125
Mavis Tire Express Services Corp., 1st Lien
Term Loan B2, (LIBOR USD 1 Month +
4.00%), 5.00%
,
 03/20/25 ........... 164 163,284
MED ParentCo., LP, 1st Lien Term Loan,
08/31/26
(j)
...................... 171 169,027
MED ParentCo., LP, Delayed Draw 1st Lien
Term Loan, 08/31/26
(j)
.............. 43 42,387
Optiv, Inc., 1st Lien Term Loan, (LIBOR USD 3
Month + 3.25%), 4.25%
,
 02/01/24 ..... 255 246,102
PetSmart LLC, Term Loan, (LIBOR USD 3
Month + 3.75%), 4.50%
,
 02/11/28 ...... 606 604,606
Woof Holdings, Inc., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.75%),
4.50%
,
 12/21/27 ................. 36 35,820
1,448,350
Technology Hardware, Storage & Peripherals — 0.0%
(a)
Electronics for Imaging, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month + 5.00%),
5.11%
,
 07/23/26 ................. 81 76,176
Western Digital Corp., Term Loan B4, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/29/23 39 39,253
115,429
Trading Companies & Distributors — 0.0%
(a)
Beacon Roofing Supply, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
2.36%
,
 01/02/25 ................. 22 21,564
TMK Hawk Parent, Corp., Term Loan A, (LIBOR
USD 1 Month + 7.50%), 8.50%
,
 05/30/24
(k)
37 36,361
TMK Hawk Parent, Corp., Term Loan B, (LIBOR
USD 1 Month + 3.50%), 4.50%
,
 08/28/24 121 106,752
164,677
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 05/27/24
(j)
................ 294 279,265
Hargray Communications Group, Inc., Term
Loan, 05/16/24
(j)
................. 233 232,031
SBA Senior Finance II LLC, Term Loan, (LIBOR
USD 1 Month + 1.75%), 1.86%
,
 04/11/25 . 167 164,812
676,108
Total Floating Rate Loan Interests — 8.7%
(Cost: $67,228,491) .............................. 67,313,990
Foreign Agency Obligations — 0.0%
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 2.25%
,
11/24/30
(b)
... 400 383,820
Total Foreign Agency Obligations — 0.0%
(Cost: $391,714) ................................ 383,820

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Investment Companies — 21.1%
BlackRock Allocation Target Shares- BATS
Series A
*
...................... 4,662,144 $ 46,574,822
BlackRock Floating Rate Income Portfolio,
Class K Shares
*
................. 3,255,753 32,231,955
BlackRock GNMA Portfolio, Class K Shares
*
2,711,927 25,492,114
BlackRock High Yield Bond Portfolio, Class K
Shares
*
....................... 157,765 1,227,408
Invesco Senior Loan ETF
(m)
............ 25,864 572,370
iShares Core Dividend Growth ETF
*
...... 370,283 17,873,560
iShares Emerging Markets Dividend ETF
*
.. 28,913 1,132,811
iShares iBoxx $ High Yield Corporate Bond
ETF
(m)*
........................ 337,757 29,445,655
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(m)*
.................... 74,134 9,641,127
Total Investment Companies — 21.1%
(Cost: $161,113,342) ............................. 164,191,822
Par (000)
Pa r (000)
Preferred Securities — 2.6%
Capital Trusts — 2.3%
Banks — 0.9%
(a)(f)
Bank of America Corp.:
Series JJ, (SOFR + 3.55%), 5.12% ..... USD 900 956,250
Series X, (LIBOR USD 3 Month + 3.71%),
6.25% ...................... 146 161,593
Series AA, (LIBOR USD 3 Month + 3.90%),
6.10% ...................... 78 86,580
Series DD, (LIBOR USD 3 Month + 4.55%),
6.30% ...................... 325 373,750
Citigroup, Inc.:
Series Q, (LIBOR USD 3 Month + 4.10%),
4.29% ...................... 40 40,012
Series U, (SOFR + 3.81%), 5.00% ..... 900 927,270
Series V, (SOFR + 3.23%), 4.70% ..... 300 302,100
Series W, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.60%),
4.00% ...................... 225 227,194
Fifth Third Bancorp:
Series J, (LIBOR USD 3 Month + 3.13%),
3.33% ...................... 125 123,125
Series H, (LIBOR USD 3 Month + 3.03%),
5.10% ...................... 850 860,856
JPMorgan Chase & Co.:
Series I, (LIBOR USD 3 Month + 3.47%),
3.68% ...................... 56 55,902
Series Z, (LIBOR USD 3 Month + 3.80%),
4.01% ...................... 225 225,428
Series V, (LIBOR USD 3 Month + 3.32%),
3.56% ...................... 7 6,968
Series FF, (SOFR + 3.38%), 5.00% .... 244 252,235
Series HH, (SOFR + 3.13%), 4.60% .... 490 495,512
Wells Fargo & Co.:
Series S, (LIBOR USD 3 Month + 3.11%),
5.90% ...................... 570 605,768
Series U, (LIBOR USD 3 Month + 3.99%),
5.87% ...................... 443 487,743
(US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%),
3.90% ...................... 925 934,157
7,122,443
Security
Par (000)
Par (000) Value
Capital Markets — 0.5%
(a)(f)
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%),
3.61% ...................... USD 375 $ 374,919
Series H, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.35%),
3.70% ...................... 400 411,520
Charles Schwab Corp. (The):
Series I, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.17%),
4.00% ...................... 500 507,400
Series H, (US Treasury Yield Curve Rate
T Note Constant Maturity 10 Year +
3.08%), 4.00% ................ 760 747,080
Goldman Sachs Group, Inc. (The):
Series Q, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.62%),
5.50% ...................... 275 297,000
Series R, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 3.22%),
4.95% ...................... 284 300,415
Series O, (LIBOR USD 3 Month + 3.83%),
5.30% ...................... 600 661,500
Morgan Stanley, Series H, (LIBOR USD 3
Month + 3.61%), 3.85% ............ 131 131,196
3,431,030
Consumer Finance — 0.2%
(a)(f)
Capital One Financial Corp., Series E, (LIBOR
USD 3 Month + 3.80%), 3.99% ....... 600 597,000
Discover Financial Services, Series C, (LIBOR
USD 3 Month + 3.08%), 5.50% ....... 400 415,120
General Motors Financial Co., Inc.:
Series A, (LIBOR USD 3 Month + 3.60%),
5.75% ...................... 100 104,880
Series C, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.00%),
5.70% ...................... 590 637,200
1,754,200
Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 3.36%), 6.13%
(a)(f)
............ 475 509,509
Electric Utilities — 0.2%
(a)(f)
Duke Energy Corp., (US Treasury Yield Curve
Rate T Note Constant Maturity 5 Year +
3.39%), 4.88% .................. 1,000 1,056,500
Edison International, Series A, (US Treasury
Yield Curve Rate T Note Constant Maturity 5
Year + 4.70%), 5.38% ............. 900 912,420
Southern California Edison Co., Series E,
(LIBOR USD 3 Month + 4.20%), 6.25% .. 103 105,516
2,074,436
Insurance — 0.2%
(a)(f)
MetLife, Inc., Series G, (US Treasury Yield
Curve Rate T Note Constant Maturity 5 Year
+ 3.58%), 3.85% ................. 75 77,437
Progressive Corp. (The), Series B, (LIBOR
USD 3 Month + 2.54%), 5.38% ....... 1,215 1,263,965
1,341,402
Multi-Utilities — 0.1%
Sempra Energy, (US Treasury Yield Curve Rate
T Note Constant Maturity 5 Year + 4.55%),
4.88%
(a)(f)
...................... 450 481,500

BlackRock Managed Income Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
(a)(f)
Energy Transfer Operating LP:
Series B, (LIBOR USD 3 Month + 4.16%),
6.63% ...................... USD 200 $ 177,000
Series G, (US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year + 5.31%),
7.13% ...................... 550 535,865
EnLink Midstream Partners LP, Series C,
(LIBOR USD 3 Month + 4.11%), 6.00% .. 86 53,320
Plains All American Pipeline LP, Series B,
(LIBOR USD 3 Month + 4.11%), 6.13% .. 317 257,582
1,023,767
Total Capital Trusts — 2.3%
(Cost: $17,236,668) .............................. 17,738,287
Shares
Shares
Preferred Stocks — 0.3%
Banks — 0.0%
US Bancorp, Series F, (LIBOR USD 3 Month +
4.47%), 6.50%
(a)(f)
................ 5,000 130,050
Capital Markets — 0.1%
Morgan Stanley, Series K, (LIBOR USD 3
Month + 3.49%), 5.85%
(a)(f)
.......... 15,000 427,200
Consumer Finance — 0.0%
SLM Corp., Series B, (LIBOR USD 3 Month +
1.70%), 1.88%
(a)(f)
................ 2,500 138,125
Electric Utilities — 0.1%
Entergy Arkansas LLC, 4.88%, 09/01/66 ... 25,000 635,500
Insurance — 0.0%
Allstate Corp. (The), Series H, 5.10%
(f)
.... 15,000 405,150
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer Operating LP, Series E,
(LIBOR USD 3 Month + 5.16%), 7.60%
(a)(f)
25,000 597,750
Total Preferred Stocks — 0.3%
(Cost: $2,337,497) .............................. 2,333,775
Security
Shares
Shares Value
Trust Preferreds — 0.0%
Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I , (30Y CMT + 1.55%),
4.00%, 12/21/65
(a)(b)
............... 100,000 $ 81,000
Total Trust Preferreds — 0.0%
(Cost: $95,250) ................................ 81,000
Total Preferred Securities — 2.6%
(Cost: $19,669,415) .............................. 20,153,062
Warrants — 0.0%
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp. (Issued/exercisable
10/23/20, 1 share for 1 warrant, Expires
10/27/24, Strike Price USD 36.00)
(c)
.... 52 237
Total Warrants — 0.0% ............................. 237
Total Long-Term Investments — 95.6%
(Cost: $728,032,035) ............................. 742,074,577
Short-Term Securities — 11.6%
(n)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 50,018,339 50,018,339
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 334,490 334,490
SL Liquidity Series, LLC, Money Market Series,
0.16%
(o)*
....................... 39,443,522 39,455,355
Total Short-Term Securities — 11.6%
(Cost: $89,808,184) .............................. 89,808,184
Total Investments — 107.2%
(Cost: $817,840,219 ) ............................. 831,882,761
Liabilities in Excess of Other Assets — (7.2)% ............ (55,646,608)
Net Assets — 100.0% .............................. $ 776,236,153
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Perpetual security with no stated maturity date.
(g)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)
Amount is less than 500.
(j)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(k)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)
Fixed rate.
(m)
All or a portion of this security is on loan.
(n)
Annualized 7-day yield as of period end.
(o)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
*     Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
      amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 23,028,605 $ 26,989,734 $ — $ — $ — $ 50,018,339 50,018,339 $ 2,218 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 357,289 39,097,846 — 220 — 39,455,355 39,443,522 51,189
(b)
—
BlackRock Allocation Target
Shares- BATS Series A ..... 46,574,822 — — — — 46,574,822 4,662,144 310,149 —
BlackRock Floating Rate Income
Portfolio, Class K Shares ... 11,008,080 21,234,826 — — (10,951) 32,231,955 3,255,753 250,276 —
BlackRock GNMA Portfolio, Class
K Shares .............. 25,564,430 144,081 — — (216,397) 25,492,114 2,711,927 142,519 —
BlackRock High Yield Bond
Portfolio, Class K Shares ... 1,215,777 14,742 — — (3,111) 1,227,408 157,765 15,348 —
iShares Core Dividend Growth
ETF .................. 13,569,748 3,045,241 — — 1,258,571 17,873,560 370,283 97,080 —
iShares Emerging Markets
Dividend ETF ........... 1,076,431 — — — 56,380 1,132,811 28,913 8,682 —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... 29,486,186 — — — (40,531) 29,445,655 337,757 211,125 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 10,240,130 — — — (599,003) 9,641,127 74,134 39,770 —
$ 220 $ 444,958 $ 253,093,146 $ 1,128,356 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 124 06/18/21 $ 8,200 $ (231,029)
U.S. Treasury 10 Year Note ................................................... 113 06/21/21 14,808 (155,867)
(386,896)
Short Contracts
GBP Currency ............................................................ 159 06/14/21 13,695 121,585
JPY Currency ............................................................ 1 06/14/21 113 2,397
EURO STOXX 50 Index ..................................................... 76 06/18/21 3,446 (90,989)
S&P 500 E-Mini Index ...................................................... 44 06/18/21 8,728 (89,157)
U.S. Treasury 10 Year Ultra Note ............................................... 68 06/21/21 9,784 408,992
U.S. Treasury Long Bond .................................................... 84 06/21/21 13,007 598,381
U.S. Treasury Ultra Bond .................................................... 97 06/21/21 17,642 977,726
U.S. Treasury 5 Year Note .................................................... 88 06/30/21 10,864 133,119
2,062,054
$ 1,675,158
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Western Union Co. (The) .... 1.00 % Quarterly JPMorgan Chase Bank NA 12/20/21 USD 100 $ (611) $ 68 $ (679)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount
(000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Tower Corp. .. 1.00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/21 BBB- USD 475 $ 572 $ (816) $ 1,388
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Glossary of Terms Used in this Report
Currency Abbreviations
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviations
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
DAC Designated Activity Company
ETF Exchange-Traded Fund
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
S&P Standard & Poor's
SOFR Secured Overnight Financing Rate

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities ................................... $ — $ 37,105,320 $ — $ 37,105,320
Common Stocks:
Banks ............................................... 1,921,319 632,521 — 2,553,840
Beverages ........................................... — 1,500,379 — 1,500,379
Biotechnology ......................................... 1,669,185 — — 1,669,185
Building Products ....................................... 448,452 — — 448,452
Capital Markets ........................................ 1,744,665 — — 1,744,665
Communications Equipment ................................ 522,271 — — 522,271
Consumer Finance ...................................... 1,187,394 — — 1,187,394
Containers & Packaging .................................. 437,480 — — 437,480
Diversified Telecommunication Services ........................ 1,694,957 — — 1,694,957
Electrical Equipment ..................................... — 814,993 — 814,993
Equity Real Estate Investment Trusts (REITs) .................... 1,326,783 — — 1,326,783
Health Care Equipment & Supplies ........................... 557,574 1,484,548 — 2,042,122
Health Care Providers & Services ............................ 1,946,298 — — 1,946,298
Household Products ..................................... — 1,900,753 — 1,900,753
Insurance ............................................ 2,457,282 1,279,644 — 3,736,926
IT Services ........................................... 4,227,913 1,312,378 — 5,540,291
Leisure Products ....................................... 1,576,560 — — 1,576,560
Machinery ............................................ 1,899,351 — — 1,899,351
Media ............................................... 1,152,922 — — 1,152,922
Oil, Gas & Consumable Fuels ............................... 181,888 — — 181,888
Personal Products ...................................... 1,243,093 1,569,425 — 2,812,518
Pharmaceuticals ....................................... 1,804,382 5,296,673 — 7,101,055
Professional Services .................................... — 2,246,735 — 2,246,735
Semiconductors & Semiconductor Equipment .................... 2,286,212 1,095,079 — 3,381,291
Software ............................................. 3,901,763 — — 3,901,763

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 2,423,155 $ — $ 2,423,155
Tobacco ............................................. 908,786 618,849 — 1,527,635
Trading Companies & Distributors ............................ — 1,491,874 — 1,491,874
Corporate Bonds ........................................ — 337,444,597 — 337,444,597
Equity-Linked Notes ...................................... — 56,718,193 — 56,718,193
Floating Rate Loan Interests:
Aerospace & Defense .................................... — 1,446,550 170,520 1,617,070
Airlines .............................................. — 1,048,397 — 1,048,397
Auto Components ...................................... — 1,356,353 — 1,356,353
Automobiles .......................................... — 314,778 — 314,778
Building Products ....................................... — 667,510 12,935 680,445
Capital Markets ........................................ — 377,346 — 377,346
Chemicals ............................................ — 1,901,559 96,272 1,997,831
Commercial Services & Supplies ............................. — 2,751,644 — 2,751,644
Construction & Engineering ................................ — 705,137 — 705,137
Construction Materials .................................... — 820,809 — 820,809
Containers & Packaging .................................. — 1,739,027 — 1,739,027
Distributors ........................................... — 47,117 — 47,117
Diversified Consumer Services .............................. — 914,550 102,362 1,016,912
Diversified Financial Services ............................... — 4,475,568 169,706 4,645,274
Diversified Telecommunication Services ........................ — 2,523,346 — 2,523,346
Electric Utilities ........................................ — 113,255 — 113,255
Electrical Equipment ..................................... — 838,865 — 838,865
Entertainment ......................................... — 1,248,767 — 1,248,767
Equity Real Estate Investment Trusts (REITs) .................... — 37,822 — 37,822
Food & Staples Retailing .................................. — 848,367 — 848,367
Food Products ......................................... — 2,612,259 — 2,612,259
Health Care Providers & Services ............................ — 2,505,852 90,772 2,596,624
Health Care Technology .................................. — 489,365 — 489,365
Hotels, Restaurants & Leisure .............................. — 2,948,852 190,102 3,138,954
Household Durables ..................................... — 77,708 — 77,708
Household Products ..................................... — 42,866 — 42,866
Independent Power and Renewable Electricity Producers ............ — 229,044 — 229,044
Industrial Conglomerates .................................. — 381,483 — 381,483
Insurance ............................................ — 3,168,060 — 3,168,060
Interactive Media & Services ............................... — 1,442,991 — 1,442,991
Internet & Direct Marketing Retail ............................ — 419,817 — 419,817
IT Services ........................................... — 5,887,136 — 5,887,136
Leisure Products ....................................... — 272,104 — 272,104
Life Sciences Tools & Services .............................. — 1,123,855 76,109 1,199,964
Machinery ............................................ — 1,675,113 — 1,675,113
Media ............................................... — 3,947,195 385,065 4,332,260
Metals & Mining ........................................ — 565,737 — 565,737
Oil, Gas & Consumable Fuels ............................... — 398,684 48,180 446,864
Paper & Forest Products .................................. — — 89,775 89,775
Personal Products ...................................... — 754,840 — 754,840
Pharmaceuticals ....................................... — 1,343,903 — 1,343,903
Professional Services .................................... — 1,187,574 — 1,187,574
Real Estate Management & Development ....................... — 4,759 — 4,759
Road & Rail ........................................... — 362,875 — 362,875
Semiconductors & Semiconductor Equipment .................... — 31,512 — 31,512
Software ............................................. — 7,216,805 210,472 7,427,277
Specialty Retail ........................................ — 1,448,350 — 1,448,350
Technology Hardware, Storage & Peripherals .................... — 115,429 — 115,429
Trading Companies & Distributors ............................ — 128,316 36,361 164,677
Wireless Telecommunication Services ......................... — 676,108 — 676,108
Foreign Agency Obligations ................................. — 383,820 — 383,820
Investment Companies .................................... 164,191,822 — — 164,191,822
Preferred Securities:
Banks ............................................... 130,050 7,122,443 — 7,252,493
Capital Markets ........................................ 427,200 3,431,030 — 3,858,230
Commercial Services & Supplies ............................. — 81,000 — 81,000
Consumer Finance ...................................... 138,125 1,754,200 — 1,892,325
Diversified Financial Services ............................... — 509,509 — 509,509
Electric Utilities ........................................ 635,500 2,074,436 — 2,709,936
Insurance ............................................ 405,150 1,341,402 — 1,746,552

BlackRock Managed Income Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Multi-Utilities .......................................... $ — $ 481,500 $ — $ 481,500
Oil, Gas & Consumable Fuels ............................... 597,750 1,023,767 — 1,621,517
Warrants .............................................. 237 — — 237
Short-Term Securities ....................................... 50,352,829 — — 50,352,829
Subtotal ....................................................
$ 251,975,193 $ 538,773,582 $ 1,678,631 $ 792,427,406
Investments Valued at NAV
(a)
...................................... 39,455,355
$ —
Total Investments .............................................. $ 831,882,761
$ —
Derivative Financial Instruments
(b)
Assets:
Credit contracts ........................................... $ — $ 1,388 $ — $ 1,388
Foreign currency exchange contracts ............................ 123,982 — — 123,982
Interest rate contracts ....................................... 2,118,218 — — 2,118,218
Liabilities:
Credit contracts ........................................... — (679) — (679)
Equity contracts ........................................... (411,175) — — (411,175)
Interest rate contracts ....................................... (155,867) — — (155,867)
$ 1,675,158 $ 709 $ — $ 1,675,867
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.